Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	UDR, Inc.
Entity Central Index Key	0000074208
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
United Dominion Realty L.P
Entity Registrant Name	UNITED DOMINION REALTY L P
Entity Central Index Key	0001018254
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate owned:
Real estate held for investment	$ 7,269,347	$ 5,650,003
Less: accumulated depreciation	(1,605,090)	(1,308,757)
Real estate held for investment, net	5,664,257	4,341,246
Real estate under development (net of accumulated depreciation of $570 and $0)	246,229	97,019
Real estate held for sale (net of accumulated depreciation of $226,067 and $329,569)	332,258	804,756
Total real estate owned, net of accumulated depreciation	6,242,744	5,243,021
Cash and cash equivalents	12,503	9,486
Marketable securities	0	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	0	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596
Total assets	6,721,354	5,529,540
Liabilities:
Secured debt	1,891,553	1,732,570
Secured debt - real estate held for sale	0	231,100
Unsecured debt	2,026,817	1,603,834
Real estate taxes payable	13,397	14,585
Accrued interest payable	23,208	20,889
Security deposits and prepaid rent	35,516	26,046
Distributions payable	51,019	36,561
Deferred fees and gains on the sale of depreciable property	29,100	28,943
Accounts payable, accrued expenses, and other liabilities	95,485	105,925
Total liabilities	4,166,095	3,800,453
Redeemable non-controlling interests in operating partnership	236,475	119,057
Equity
Common stock, $0.01 par value; 350,000,000 shares authorized 219,650,225 shares issued and outstanding (182,496,330 shares at December 31, 2010)	2,197	1,825
Additional paid-in capital	3,340,470	2,450,141
Distributions in excess of net income	(1,142,895)	(973,864)
Accumulated other comprehensive loss, net	(13,902)	(3,469)
Total stockholders' equity	2,314,050	1,606,343
Non-controlling interest	4,734	3,687
Total equity	2,318,784	1,610,030
Total liabilities and capital	6,721,354	5,529,540
8.00% Series E Cumulative Convertible Preferred Stock
Equity
Preferred stock, Value	46,571	46,571
6.75% Series G Cumulative Redeemable Preferred Stock
Equity
Preferred stock, Value	$ 81,609	$ 85,139

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate under development, accumulated depreciation	$ 570	0
Real estate held for sale, accumulated depreciation	$ 226,067	329,569
Preferred stock, par value
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.01	0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	219,650,225	182,496,330
Common stock, shares outstanding	219,650,225	182,496,330
8.00% Series E Cumulative Convertible Preferred Stock
Preferred Stock, Shares issued	2,803,812	2,803,812
Preferred Stock, Shares Outstanding	2,803,812	2,803,812
6.75% Series G Cumulative Redeemable Preferred Stock
Preferred stock, par value
Preferred Stock, Shares issued	3,264,362	3,405,562
Preferred Stock, Shares Outstanding	3,264,362	3,405,562

Consolidated Balance Sheets (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate owned:
Real estate held for investment	$ 7,269,347	$ 5,650,003
Less: accumulated depreciation	(1,605,090)	(1,308,757)
Real estate held for investment, net	5,664,257	4,341,246
Real estate sold or held for sale (net of accumulated depreciation of $52,887 and $129,309)	332,258	804,756
Real estate held for sale (net of accumulated depreciation)	6,242,744	5,243,021
Cash and cash equivalents	12,503	9,486
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Other assets	198,365	74,596
Total assets	6,721,354	5,529,540
LIABILITIES AND CAPITAL
Secured debt	1,891,553	1,732,570
Secured debt - real estate held for sale	0	231,100
Real estate taxes payable	13,397	14,585
Accrued interest payable	23,208	20,889
Security deposits and prepaid rent	35,516	26,046
Distributions payable	51,019	36,561
Deferred gain on the sale of depreciable property	29,100	28,943
Accounts payable, accrued expenses, and other liabilities	95,485	105,925
Total liabilities	4,166,095	3,800,453
Partners' Capital:
Accumulated other comprehensive loss	(13,902)	(3,469)
Total liabilities and capital	6,721,354	5,529,540
United Dominion Realty L.P
Real estate owned:
Real estate held for investment	4,089,687	3,271,049
Less: accumulated depreciation	(923,471)	(754,774)
Real estate held for investment, net	3,166,216	2,516,275
Real estate sold or held for sale (net of accumulated depreciation of $52,887 and $129,309)	62,724	305,826
Real estate held for sale (net of accumulated depreciation)	3,228,940	2,822,101
Cash and cash equivalents	704	920
Restricted cash	12,568	8,022
Deferred financing costs, net	8,184	7,465
Other assets	41,771	22,887
Total assets	3,292,167	2,861,395
LIABILITIES AND CAPITAL
Secured debt	1,189,645	1,014,459
Secured debt - real estate held for sale	0	55,602
Notes payable due to General Partner	88,771	78,271
Real estate taxes payable	5,280	5,245
Accrued interest payable	1,886	518
Security deposits and prepaid rent	16,498	13,158
Distributions payable	39,840	33,559
Deferred gain on the sale of depreciable property	63,838	63,838
Accounts payable, accrued expenses, and other liabilities	33,040	35,122
Total liabilities	1,438,798	1,299,772
Partners' Capital:
Operating partnership units: 184,281,253 OP units outstanding at December 31, 2011 and 179,909,408 at December 31, 2010	0	0
General partner: 110,883 OP units outstanding at December 31, 2011 and December 31, 2010	1,293	1,363
Limited partners: 184,170,370 OP units outstanding at December 31, 2011 and 179,798,525 OP units outstanding at December 31, 2010	2,040,401	2,046,380
Accumulated other comprehensive loss	(6,902)	(5,502)
Total partners' capital	2,034,792	2,042,241
Receivable due from General Partner	(193,584)	(492,709)
Non-controlling interest	12,161	12,091
Total capital	1,853,369	1,561,623
Total liabilities and capital	$ 3,292,167	$ 2,861,395

Consolidated Balance Sheets (UNITED DOMINION REALTY, L.P) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate held for sale, accumulated depreciation	$ 226,067	$ 329,569
OP units outstanding related to general partner	174,859,951	174,847,440
OP units outstanding related to limited partner	9,421,302	5,061,968
United Dominion Realty L.P
Real estate held for sale, accumulated depreciation	$ 52,887	$ 129,309
OP units outstanding related to operating partnership	184,281,253	179,909,408
OP units outstanding related to general partner	110,883	110,883
OP units outstanding related to limited partner	184,170,370	179,798,525

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 622,995	$ 512,550	$ 491,655
Non-property income:
Other income	17,422	12,502	14,274
Total revenues	640,417	525,052	505,929
Rental expenses:
Real estate taxes and insurance	75,884	62,726	60,830
Personnel	50,009	44,795	40,982
Utilities	33,782	28,117	26,326
Repair and maintenance	32,595	27,907	25,179
Administrative and marketing	13,204	11,963	10,918
Property management	17,131	14,095	13,521
Other operating expenses	5,990	5,773	6,315
Real estate depreciation and amortization	326,788	245,588	227,513
Interest
Expense incurred	150,687	138,724	135,314
Amortization of convertible debt discount	1,077	3,530	4,283
Other debt charges/(gains)	4,602	1,204	(3,511)
General and administrative	45,915	45,243	39,035
Severance costs and other restructuring charges	1,342	6,803
Other depreciation and amortization	3,931	4,843	5,161
Total expenses	762,937	641,311	591,866
Loss from operations	(122,520)	(116,259)	(85,937)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Tax benefit/(expense) for taxable REIT subsidiary	5,647	2,533	(311)
Loss from continuing operations	(123,225)	(117,930)	(104,913)
Income from discontinued operations, net of tax	143,810	11,342	13,290
Consolidated net income/(loss)	20,585	(106,588)	(91,623)
Net (income)/loss attributable to redeemable non-controlling interests in OP	(395)	3,835	4,282
Net income attributable to non-controlling interests	(167)	(146)	(191)
Net income/(loss) attributable to UDR, Inc.	20,023	(102,899)	(87,532)
(Premium)/discount on preferred stock repurchases, net	(175)	25	2,586
Net income/(loss) attributable to common stockholders	10,537	(112,362)	(95,858)
Earnings per weighted average common share - basic and diluted:
Loss from continuing operations attributable to common stockholders	$ (0.66)	$ (0.75)	$ (0.73)
Income from discontinued operations	$ 0.71	$ 0.07	$ 0.09
Net income/(loss) attributable to common stockholders	$ 0.05	$ (0.68)	$ (0.64)
Common distributions declared per share	$ 0.8	$ 0.73	$ 0.85
Weighted average number of common shares outstanding- basic and diluted	201,294	165,857	149,090
Series E Preferred Stock [Member]
Interest
Distributions to preferred stockholders	(3,724)	(3,726)	(3,724)
Series G Preferred Stock [Member]
Interest
Distributions to preferred stockholders	$ (5,587)	$ (5,762)	$ (7,188)

Consolidated Statements of Operations (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 622,995	$ 512,550	$ 491,655
Non-property income:
Other income	17,422	12,502	14,274
Total revenues	640,417	525,052	505,929
Rental expenses:
Real estate taxes and insurance	75,884	62,726	60,830
Personnel	50,009	44,795	40,982
Utilities	33,782	28,117	26,326
Repair and maintenance	32,595	27,907	25,179
Administrative and marketing	13,204	11,963	10,918
Property management	17,131	14,095	13,521
Other operating expenses	5,990	5,773	6,315
Real estate depreciation and amortization	326,788	245,588	227,513
Interest expenses:
Interest on secured debt	150,687	138,724	135,314
General and administrative	45,915	45,243	39,035
Total expenses	762,937	641,311	591,866
Loss from continuing operations	(123,225)	(117,930)	(104,913)
Income from discontinued operations	143,810	11,342	13,290
Consolidated net income/(loss)	20,585	(106,588)	(91,623)
Net income/(loss) attributable to UDR, Inc.	20,023	(102,899)	(87,532)
United Dominion Realty L.P
REVENUES
Rental income	353,947	306,272	309,305
Non-property income:
Other income			5,695
Total revenues	353,947	306,272	315,000
Rental expenses:
Real estate taxes and insurance	39,913	37,903	37,974
Personnel	26,954	24,925	23,981
Utilities	18,691	15,908	15,339
Repair and maintenance	17,352	15,843	15,038
Administrative and marketing	7,191	6,406	6,575
Property management	9,733	8,423	8,507
Other operating expenses	5,317	4,949	4,868
Real estate depreciation and amortization	186,597	147,273	147,014
Interest expenses:
Interest on secured debt	51,827	48,716	43,282
Interest on note payable due to General Partner	990	424	5,028
General and administrative	26,370	23,291	16,886
Total expenses	390,935	334,061	324,492
Loss from continuing operations	(36,988)	(27,789)	(9,492)
Income from discontinued operations	67,217	7,095	5,447
Consolidated net income/(loss)	30,229	(20,694)	(4,045)
Net income attributable to non-controlling interests	(70)	(41)	(131)
Net income/(loss) attributable to UDR, Inc.	$ 30,159	$ (20,735)	$ (4,176)
Earnings per OP unit- basic and diluted:
Loss from continuing operations attributable to OP unitholders	$ (0.2)	$ (0.15)	$ (0.05)
Income from discontinued operations	$ 0.37	$ 0.04	$ 0.03
Income/(loss) attributable to OP unitholders	$ 0.17	$ (0.12)	$ (0.02)
Weighted average OP units outstanding	182,448	179,909	178,817

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	9,132	6,777	12,082
Other comprehensive income - marketable securities:
Unrealized gains on available-for sale securities		3,492	4,584
Gain reclassified into earnings from other comprehensive income	(3,492)	(4,584)
Other comprehensive (loss)/income	(10,837)	(3,588)	12,717
Comprehensive income/(loss)	9,748	(110,176)	(78,906)
Comprehensive income/(loss) attributable to non-controlling interests	158	(3,807)	(3,303)
Comprehensive income/(loss) attributable to UDR, Inc.	$ 9,590	$ (106,369)	$ (75,603)

Consolidated Statements of Comprehensive Income (Loss) (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	9,132	6,777	12,082
Other comprehensive (loss)/income	(10,837)	(3,588)	12,717
Comprehensive income/(loss)	9,748	(110,176)	(78,906)
Comprehensive income/(loss) attributable to non-controlling interests	158	(3,807)	(3,303)
Comprehensive income/(loss) attributable to UDR, Inc.	9,590	(106,369)	(75,603)
United Dominion Realty L.P
Net income/(loss)	30,229	(20,694)	(4,045)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(6,119)	(6,631)	(2,676)
Loss reclassified into earnings from other comprehensive income	4,719	4,281	4,397
Other comprehensive (loss)/income	(1,400)	(2,350)	1,721
Comprehensive income/(loss)	28,829	(23,044)	(2,324)
Comprehensive income/(loss) attributable to non-controlling interests	70	41	131
Comprehensive income/(loss) attributable to UDR, Inc.	$ 28,759	$ (23,085)	$ (2,455)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	374,274	308,289	283,552
Net gain on sale of marketable securities	(3,123)	(4,725)
Net gain on sale of cost investments	(3,946)
Net gain on the sale of depreciable property	(125,928)	(4,083)	(2,424)
Gain on consolidation of joint ventures			(1,912)
Write off of the fair market adjustment for debt paid off on consolidated joint venture			1,552
Loss/(gain) on debt extinguishment	4,602	1,204	(9,849)
Write off of bad debt	3,613	2,838	3,570
Write off of note receivable and other assets			1,354
Loss from unconsolidated entities	6,352	4,204	18,665
Amortization of deferred financing costs and other	8,696	8,957	7,953
Amortization of deferred compensation	9,815	11,411	7,605
Amortization of convertible debt discount	1,077	3,530	4,283
Changes in income tax accruals	1,424	(865)	2,854
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(40,623)	(5,332)	3,512
(Decrease)/increase in operating liabilities	(12,582)	(4,660)	291
Net cash provided by operating activities	244,236	214,180	229,383
Investing Activities
Proceeds from sale of real estate investments, net	321,803	20,738
Proceeds from the sale of marketable securities	9,799	39,488
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(989,029)	(347,582)	(28,528)
Cash paid in nonmonetary asset exchange	(28,124)	0	0
Development of real estate assets	(98,683)	(92,142)	(183,157)
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(91,476)	(73,977)	(85,403)
Capital expenditures - non-real estate assets	(13,267)	(4,342)	(6,269)
Payments related to the buyout of joint venture partner	(450)	(16,141)
Investment in unconsolidated joint ventures	(102,810)	(110,921)	(24,988)
Distributions received from/(paid to) unconsolidated joint venture	11,202	1,125	1,741
Proceeds from note receivable	7,800		200,000
Purchase deposits on pending real estate acquisitions	(80,397)
Disbursements related to notes receivable			(500)
Purchase of marketable securities			(30,941)
Net cash (used in)/provided by investing activities	(1,053,182)	(583,754)	(158,045)
Financing Activities
Payments on secured debt	(336,004)	(187,308)	(159,612)
Proceeds from the issuance of secured debt	30,728	68,380	560,436
Proceeds from the issuance of unsecured debt	296,964	399,190	100,000
Payments on unsecured debt	(264,829)	(79,236)	(641,759)
Net (repayment)/proceeds of revolving bank debt	389,250	(157,550)	189,300
Payment of financing costs	(13,465)	(8,244)	(8,650)
Issuance of common and restricted stock, net	3,866	5,446	398
Proceeds from the issuance of common shares through public offering, net	879,754	467,565	67,151
Payments for the repurchase of Series G preferred stock, net	(3,597)	(637)	(21,505)
Distributions paid to non-controlling interests	(10,947)	(4,314)	(7,275)
Distributions paid to preferred stockholders	(9,311)	(9,488)	(11,203)
Distributions paid to common stockholders	(150,446)	(120,729)	(144,576)
Repurchase of common stock			(798)
Net cash provided by/(used in) financing activities	811,963	373,075	(78,093)
Net increase/(decrease) in cash and cash equivalents	3,017	3,501	(6,755)
Cash and cash equivalents, beginning of year	9,486	5,985	12,740
Cash and cash equivalents, end of year	12,503	9,486	5,985
Supplemental Information:
Interest paid during the year, net of amounts capitalized	168,577	154,843	164,357
Non-cash transactions:
Real estate acquired in asset exchange	268,853
Real estate disposed in asset exchange	192,576
Contingent purchase consideration	3,000
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	278,657	91,442
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	26,880	1,820
Fair market value of land contributed by non-controlling interest	4,078
Non-cash consideration to acquire non-real estate asset	6,864
Conversion of operating partnership non-controlling interests to Common Stock (12,511 in 2011; 923,944 in 2010; and 2,130,452 in 2009)	287	18,429	21,117
Retirement of fully depreciated assets		8,680	4,407
Issuance of restricted stock awards	6	16	2
Payment of Special Dividend through the issuance of 11,358,042 shares of Common Stock			$ 132,787

Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Conversion of operating partnership non-controlling interests to common stock, shares	12,511	923,944	2,130,452
Issuance of common shares through special dividend, share	11,358,042

Consolidated Statements of Cash Flows (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	374,274	308,289	283,552
Net gain on the sale of depreciable property	(125,928)	(4,083)	(2,424)
Write off of bad debt	3,613	2,838	3,570
Amortization of deferred financing costs and other	8,696	8,957	7,953
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(40,623)	(5,332)	3,512
(Decrease)/increase in operating liabilities	(12,582)	(4,660)	291
Net cash provided by operating activities	244,236	214,180	229,383
Investing Activities
Proceeds from sale of real estate investments, net	321,803	20,738
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(989,029)	(347,582)	(28,528)
Cash paid in nonmonetary asset exchange	(28,124)	0	0
Proceeds from note receivable	7,800		200,000
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(91,476)	(73,977)	(85,403)
Net cash (used in)/provided by investing activities	(1,053,182)	(583,754)	(158,045)
Financing Activities
Proceeds from the issuance of secured debt	30,728	68,380	560,436
Payments on secured debt	(336,004)	(187,308)	(159,612)
Payment of financing costs	(13,465)	(8,244)	(8,650)
Net cash provided by/(used in) financing activities	811,963	373,075	(78,093)
Net increase/(decrease) in cash and cash equivalents	3,017	3,501	(6,755)
Cash and cash equivalents, beginning of year	9,486	5,985	12,740
Cash and cash equivalents, end of year	12,503	9,486	5,985
Supplemental Information:
Interest paid during the year, net of amounts capitalized	168,577	154,843	164,357
Non-cash transactions:
Properties acquired, including intangibles in asset exchange	268,853
Properties disposed in asset exchange, net of accumulated depreciation	192,576
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	278,657	91,442
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	26,880	1,820
United Dominion Realty L.P
Operating Activities
Net income/(loss)	30,229	(20,694)	(4,045)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	197,964	166,480	166,773
Net gain on the sale of depreciable property	(60,065)	(152)	(1,475)
Write off of bad debt	2,040	1,760	2,216
Amortization of deferred financing costs and other	2,425	1,652	2,195
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(11,516)	(3,705)	(3,340)
(Decrease)/increase in operating liabilities	(5,006)	1,263	(4,991)
Net cash provided by operating activities	156,071	146,604	157,333
Investing Activities
Proceeds from sale of real estate investments, net	138,693
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(287,075)
Cash paid in nonmonetary asset exchange	(15,407)
Proceeds from note receivable			200,000
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(63,191)	(59,458)	(70,372)
Net cash (used in)/provided by investing activities	(226,980)	(59,458)	129,628
Financing Activities
Advances from/(payments to) General Partner	175,964	(31,359)	(550,392)
Proceeds from the issuance of secured debt	2,074	11,326	340,608
Payments on secured debt	(96,902)	(60,686)	(64,455)
Payment of financing costs	(3,143)	(391)	(4,073)
OP unit redemption		(327)
Distributions paid to partnership unitholders	(7,300)	(5,231)	(11,797)
Net cash provided by/(used in) financing activities	70,693	(86,668)	(290,109)
Net increase/(decrease) in cash and cash equivalents	(216)	478	(3,148)
Cash and cash equivalents, beginning of year	920	442	3,590
Cash and cash equivalents, end of year	704	920	442
Supplemental Information:
Interest paid during the year, net of amounts capitalized	58,623	51,584	46,029
Non-cash transactions:
Properties acquired, including intangibles in asset exchange	178,353
Properties disposed in asset exchange, net of accumulated depreciation	139,725
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	247,805
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	$ 21,915

Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock [Member]	Common Stock	Paid - in Capital [Member]	Distributions in Excess of Net Income [Member]	Accumulated Other Comprehensive Income/(Loss)	Non-controlling interest
Beginning Balance at Dec. 31, 2008	$ 1,419,339,000	$ 157,339,000	$ 1,374,000	$ 1,717,940,000	$ (448,737,000)	$ (11,927,000)	$ 3,350,000
Beginning Balance, Shares at Dec. 31, 2008		7,234,512	137,423,074
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	(87,532,000)				(87,532,000)
Net income attributable to non-controlling interests	191,000						191,000
Other comprehensive income	11,929,000					11,929,000
Issuance of common and restricted shares, Value	8,264,000		2,000	8,262,000
Issuance of common and restricted shares, Shares			193,882
Issuance of common shares through public offering, net of issuance, Value	67,231,000		45,000	67,186,000
Issuance of common shares through public offering, net of issuance, Shares			4,460,032
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(21,505,000)	(24,944,000)		853,000	2,586,000
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(997,738)	(997,738)		(997,738)	(997,738)
Purchase of common shares, Value	(798,000)		(1,000)	(797,000)
Purchase of common shares, Shares			(100,000)
Adjustment for conversion of non-controlling Series C, D and E LLC	1,456,000			1,456,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	21,117,000		21,000	21,096,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	2,130,452		2,130,452
Issuance of common shares through special dividend, Value	132,787,000		114,000	132,673,000
Issuance of common shares through special dividend, share			11,358,042
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(127,066,000)				(127,066,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,724,000)				(3,724,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(7,188,000)				(7,188,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(15,519,000)				(15,519,000)
Ending Balance at Dec. 31, 2009	1,398,982,000	132,395,000	1,555,000	1,948,669,000	(687,180,000)	2,000	3,541,000
Ending Balance, Shares at Dec. 31, 2009		6,236,774	155,465,482
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	(102,899,000)				(102,899,000)
Net income attributable to non-controlling interests	146,000						146,000
Other comprehensive income	(3,471,000)					(3,471,000)
Issuance of common and restricted shares, Value	15,726,000		16,000	15,710,000
Issuance of common and restricted shares, Shares			1,562,537
Issuance of common shares through public offering, net of issuance, Value	467,564,000		245,000	467,319,000
Issuance of common shares through public offering, net of issuance, Shares			24,544,367
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(637,000)	(685,000)		23,000	25,000
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(27,400)	(27,400)		(27,400)	(27,400)
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	18,429,000		9,000	18,420,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	923,944		923,944
Payments related to the buyout of joint venture partner	(16,141,000)
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(126,086,000)				(126,086,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,726,000)				(3,726,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(5,762,000)				(5,762,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(48,236,000)				(48,236,000)
Ending Balance at Dec. 31, 2010	1,610,030,000	131,710,000	1,825,000	2,450,141,000	(973,864,000)	(3,469,000)	3,687,000
Ending Balance, Shares at Dec. 31, 2010		6,209,374	182,496,330
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	20,023,000				20,023,000
Net income attributable to non-controlling interests	167,000						167,000
Other comprehensive income	(10,433,000)					(10,433,000)
Issuance of common and restricted shares, Value	11,002,000		6,000	10,996,000
Issuance of common and restricted shares, Shares			615,752
Issuance of common shares through public offering, net of issuance, Value	879,754,000		366,000	879,388,000
Issuance of common shares through public offering, net of issuance, Shares			36,525,632
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(3,597,000)	(3,530,000)		108,000	(175,000)
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(141,200)	(141,200)		(141,200)	(141,200)
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	287,000			287,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	12,511		12,511
Issuance of common shares through special dividend, share	11,358,042
Payments related to the buyout of joint venture partner	(450,000)			(450,000)
Increase in non-controlling interest from business combination, net	880,000						880,000
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(165,590,000)				(165,590,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,724,000)				(3,724,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(5,587,000)				(5,587,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(13,978,000)				(13,978,000)
Ending Balance at Dec. 31, 2011	$ 2,318,784,000	$ 128,180,000	$ 2,197,000	$ 3,340,470,000	$ (1,142,895,000)	$ (13,902,000)	$ 4,734,000
Ending Balance, Shares at Dec. 31, 2011		6,068,174	219,650,225

Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Common distributions declared per share	$ 0.8	$ 0.73	$ 0.85
Preferred Stock [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Paid - in Capital [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Distributions in Excess of Net Income [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Common distributions declared per share	$ 0.8	$ 0.73	$ 0.845
6.75% Series G Cumulative Redeemable Preferred Stock
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400
Percentage of Series G Cumulative Convertible Shares	6.75%	6.75%	6.75%
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
6.75% Series G Cumulative Redeemable Preferred Stock | Distributions in Excess of Net Income [Member]
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
Series E Preferred Stock [Member]
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288
Series E Preferred Stock [Member] | Distributions in Excess of Net Income [Member]
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288

Consolidated Statement of Changes in Capital (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OP Units issued for acquisitions of real estate	$ 111,034
Change in UDR, L.P. non-controlling interest	0	327
Other Comprehensive Income/Loss	(10,433)	(3,471)	11,929
United Dominion Realty L.P
Total capital, Beginning Balance	1,561,623	1,621,748	1,982,750
Distributions	(147,242)	(132,428)	(152,976)
Issuance of OP Units through Special Dividend			160,970
OP Units issued for acquisitions of real estate	111,034
Change in UDR, L.P. non-controlling interest		(130)
Net income	30,229	(20,694)	(4,045)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Net change in receivable due from General Partner	299,125	95,476	(366,672)
Total capital, Ending Balance	1,853,369	1,561,623	1,621,748
Out-Performance Partnership Shares | United Dominion Realty L.P
Total capital, Beginning Balance			1,458
Forfeitures- OPPS units			(1,458)
Total capital, Ending Balance	0	0	0
Accumulated Other Comprehensive Income/(Loss) | United Dominion Realty L.P
Total capital, Beginning Balance	(5,502)	(3,153)	(4,874)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Total capital, Ending Balance	(6,902)	(5,502)	(3,153)
Total Partnership Capital [Member] | United Dominion Realty L.P
Total capital, Beginning Balance	2,042,241	2,197,753	2,345,825
Distributions	(147,242)	(132,428)	(152,976)
Forfeitures- OPPS units			(7,359)
OP Units issued for acquisitions of real estate	111,034
Net income	30,159	(20,735)	(4,176)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Total capital, Ending Balance	2,034,792	2,042,241	2,197,753
Receivable due from General Partner | United Dominion Realty L.P
Total capital, Beginning Balance	(492,709)	(588,185)	(375,124)
Issuance of OP Units through Special Dividend			153,611
Net change in receivable due from General Partner	299,125	95,476	(366,672)
Total capital, Ending Balance	(193,584)	(492,709)	(588,185)
Non-controlling interest | United Dominion Realty L.P
Total capital, Beginning Balance	12,091	12,180	12,049
Change in UDR, L.P. non-controlling interest		(130)
Net income	70	41	131
Total capital, Ending Balance	12,161	12,091	12,180
Class A Limited Partner | United Dominion Realty L.P
Total capital, Beginning Balance	41,199	28,797	22,310
Distributions	(2,328)	(2,328)	(2,328)
Issuance of OP Units through Special Dividend			1,568
Forfeitures- OPPS units			(14)
Adjustment to reflect limited partners' capital at redemption value	4,809	14,932	7,274
Net income	287	(202)	(41)
Total capital, Ending Balance	43,967	41,199	28,797
Limited Partners | United Dominion Realty L.P
Total capital, Beginning Balance	77,858	69,622	78,685
Distributions	(4,973)	(2,819)	(3,600)
Issuance of OP Units through Special Dividend			5,691
Forfeitures- OPPS units			(34)
OP Unit Redemptions for common shares of UDR	(287)	(18,214)	(23,308)
OP Unit Redemptions for Cash		(327)
OP Units issued for acquisitions of real estate	111,034
Adjustment to reflect limited partners' capital at redemption value	7,621	30,019	12,218
Net income	1,255	(423)	(98)
Total capital, Ending Balance	192,508	77,858	69,622
Limited Partner | United Dominion Realty L.P
Total capital, Beginning Balance	1,927,323	2,101,031	2,246,794
Distributions	(139,853)	(127,201)	(146,954)
Forfeitures- OPPS units			(1,409)
OP Unit Redemptions for common shares of UDR	287	18,214	23,308
OP Unit Redemptions for Cash		327
Adjustment to reflect limited partners' capital at redemption value	(12,430)	(44,951)	(19,492)
Net income	28,599	(20,097)	(4,034)
Total capital, Ending Balance	1,803,926	1,927,323	2,101,031
General Partner | United Dominion Realty L.P
Total capital, Beginning Balance	1,363	1,456	1,452
Distributions	(88)	(80)	(94)
Issuance of OP Units through Special Dividend			100
Forfeitures- OPPS units			(1)
Net income	18	(13)	(3)
Total capital, Ending Balance	$ 1,293	$ 1,363	$ 1,456

Consolidation and Basis of Presentation	12 Months Ended
Dec. 31, 2011
CONSOLIDATION AND BASIS OF PRESENTATION

1. CONSOLIDATION AND BASIS OF PRESENTATION

Organization, formation and special dividend

UDR, Inc. (“UDR”, the “Company” “we” or “our”) is a self-administered real estate investment trust, or REIT, that owns, operates, acquires, renovates, develops, redevelops, and manages apartment communities generally in high barrier-to-entry markets located in the United States. The high barrier-to-entry markets are characterized by limited land for new construction, difficult and lengthy entitlement process, expensive single-family home prices and significant employment growth potential. At December 31, 2011, our apartment portfolio consisted of 163 consolidated communities located in 22 markets consisting of 47,343 apartment homes. In addition, the Company has an ownership interest in 10,496 apartment homes through unconsolidated joint ventures.

On November 5, 2008, our Board of Directors declared a dividend of $1.29 per share (“the Special Dividend”) payable to holders of our Common Stock. The Special Dividend was paid on January 29, 2009 to stockholders of record on December 9, 2008. The Special Dividend represented the Company’s 2008 fourth quarter recurring distribution of $0.33 per share and an additional special distribution in the amount of $0.96 per share due to taxable income arising from our disposition activity occurring during the year. Subject to the Company’s right to pay the entire Special Dividend in cash, stockholders had the option to make an election to receive payment in cash or in shares, however, the aggregate amount of cash payable to stockholders, other than cash payable in lieu of fractional shares, would not be less than $44.0 million.

The Special Dividend, totaling $177.1 million was paid on 137,266,557 Common Shares issued and outstanding on the record date. Approximately $133.1 million of the Special Dividend was paid through the issuance of 11,358,042 shares of Common Stock, which was determined based on the volume weighted average closing sales price of our Common Stock of $11.71 per share on the NYSE on January 21, 2009 and January 22, 2009.

Basis of presentation

The accompanying Consolidated Financial Statements of UDR includes its wholly-owned and/or controlled subsidiaries (see Note 5, Joint Ventures, for further discussion). All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s subsidiaries include United Dominion Realty, L.P. (the “Operating Partnership”). As of December 31, 2011 and 2010, there were 184,281,253 and 179,909,408 units in the Operating Partnership outstanding, of which 174,859,951 units or 94.9% and 174,847,440 units or 97.2% were owned by UDR and 9,421,302 units or 5.1% and 5,061,968 units or 2.8% were owned by limited partners, respectively. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Operating Partnership. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Heritage OP prior to UDR’s ownership of 100% of 6,264,260 units outstanding in Heritage Communities LP as of December 31, 2009.

The Company evaluated subsequent events through the date its financial statements were issued. Except as disclosed in Note 18, Subsequent Events, no other recognized or non-recognized subsequent events were noted.

United Dominion Realty L.P
CONSOLIDATION AND BASIS OF PRESENTATION
1.	CONSOLIDATION AND BASIS OF PRESENTATION

Consolidation and Basis of Presentation

United Dominion Realty, L.P. (“UDR, L.P”., the “Operating Partnership”, “we” or “our”) is a Delaware limited partnership, that owns, acquires, renovates, develops, redevelops, manages, and disposes of multifamily apartment communities generally located in high barrier-to-entry markets located in the United States. The high barrier-to-entry markets are characterized by limited land for new construction, difficult and lengthy entitlement process, expensive single-family home prices and significant employment growth potential. UDR, L.P. is a subsidiary of UDR, Inc. (“UDR” or the “General Partner”) , a real estate investment trust under the Internal Revenue Code of 1986, and through which UDR conducts a significant portion of its business. During the year ended December 31, 2011, 2010 and 2009, rental revenues of the Operating Partnership represented of 53%, 56%, and 59% of the General Partner’s consolidated rental revenues, respectively. At December 31, 2011, the Operating Partnership’s apartment portfolio consisted of 77 communities located in 17 markets consisting of 23,160 apartment homes.

Interests in UDR, L.P. are represented by Operating Partnership Units (“OP Units”). The Operating Partnership’s net income is allocated to the partners, which is initially based on their respective distributions made during the year and secondly, their percentage interests. Distributions are made in accordance with the terms of the Amended and Restated Agreement of Limited Partnership of United Dominion Realty, L.P. (the “Operating Partnership Agreement”), on a per unit basis that is generally equal to the dividend per share on UDR’s common stock, which is publicly traded on the New York Stock Exchange (“NYSE”) under the ticker symbol “UDR”.

As of December 31, 2011, there were 184,281,253 OP units in the Operating Partnership outstanding, of which 174,859,951 or 94.9% were owned by UDR and affiliated entities and 9,421,302 or 5.1%, which were owned by non-affiliated limited partners. There were 179,909,408 OP units in the Operating Partnership outstanding as of December 31, 2010 of which, 174,847,440 or 97.2% were owned by UDR and affiliated entities and 5,061,968 or 2.8%, which were owned by non-affiliated limited partners. See Note 9, Capital Structure.

As sole general partner of the Operating Partnership, UDR owned 110,883 general partnership interest units or 0.06% of the total OP Units outstanding as of December 31, 2011 and 2010. At December 31, 2011 and 2010, there were 184,170,370 and 179,798,525, respectively, OP units outstanding of limited partnership interest, of which 1,751,671 were Class A Limited Partnership OP units. UDR owned 174,749,068 or 94.9% and 174,736,557 or 97.2% at December 31, 2011 and 2010, respectively. The remaining 9,421,302 or 5.1% and 5,061,968 or 2.8% OP units outstanding of limited partnership interest were held by non- affiliated partners at December 31, 2011 and 2010, respectively, of which 1,751,671 were Class A Limited Partnership units.

Basis of presentation

The accompanying Consolidated Financial Statements consists of the Operating Partnership and its subsidiaries. Profits and losses are allocated in accordance with the terms of the Operating Partnership agreement. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Operating Partnership evaluated subsequent events through the date its financial statements were issued. Except as disclosed in Note 13, Subsequent Event, no other recognized or non-recognized subsequent events were noted.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220), which provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This requirement is effective for fiscal years and interim periods beginning after December 15, 2011 for the Company. The accompanying consolidated financial statements include a consolidated statement of comprehensive income/(loss) for each of the three years in the period ended December 31, 2011.

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Finance Reporting Standards (“IFRS”). This is effective for periods beginning after December 15, 2011 for the Company. The Company does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted the requirements of in ASU 2010-29, which were effective prospectively for the Company’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Company for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Company for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Real estate

Real estate assets held for investment are carried at historical cost and consist of land, buildings and improvements, furniture, fixtures and equipment and other costs incurred during their development, acquisition and redevelopment.

Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to the acquisition and/or improvement of real estate assets are capitalized and depreciated over their estimated useful lives if the expenditures qualify as a betterment or the life of the related asset will be substantially extended beyond the original life expectancy.

UDR purchases real estate investment properties and records the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. When recording the acquisition of a community, we first assign fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The Company estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up. Depreciation on the building is based on the expected useful life of the asset and the in-place leases are amortized over their remaining average contractual life. Property acquisition costs are expensed as incurred.

Quarterly or when changes in circumstances warrant, UDR will assess our real estate portfolio for indicators of impairment. In determining whether the Company has indicators of impairment in our real estate assets, we assess whether the long-lived asset’s carrying value exceeds the community’s undiscounted future cash flows, which is representative of projected net operating income (“NOI”) plus the residual value of the community. Our future cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. If such indicators of impairment are present and the carrying value exceeds the undiscounted cash flows of the community, an impairment loss is recognized equal to the excess of the carrying amount of the asset over its estimated fair value. Our estimates of fair market value represent our best estimate based primarily upon unobservable inputs related to rental rates, operating costs, growth rates, discount rates, capitalization rates, industry trends and reference to market rates and transactions.

For long-lived assets to be disposed of, impairment losses are recognized when the fair value of the asset less estimated cost to sell is less than the carrying value of the asset. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. Real estate held for sale is carried at the lower of cost, net of accumulated depreciation, or fair value, less the cost to sell, determined on an asset-by-asset basis. Expenditures for ordinary repair and maintenance costs on held for sale properties are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to held for sale properties are capitalized at cost. Depreciation is not recorded on real estate held for sale.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets which are 35 years for buildings, 10 to 35 years for major improvements, and 3 to 10 years for furniture, fixtures, equipment, and other assets. As of December 31, 2011 and 2010, the amount of our net intangible assets which are reflected in “Other assets” was $21.4 million and $13.3 million, respectively. As of December 31, 2011 and 2010, the amount of our net intangible liabilities which are reflected in “Accounts payable, accrued expenses, and other liabilities” was $5.9 million and $3.9 million in our Consolidated Balance Sheets. The balances are being amortized over the remaining life of the respective intangible.

All development projects and related costs are capitalized and reported on the Consolidated Balance Sheets as “Real estate under development”. As each building in a project is completed and becomes available for lease-up, the Company ceases capitalization and the assets are depreciated over their estimated useful life. The costs of development projects which include interest, real estate taxes, insurance, and allocated development overhead related to support costs for personnel working directly on the development site are capitalized during the construction period. During the years ended 2011, 2010, and 2009, total interest capitalized was $13.0 million, $12.5 million, and $16.9 million, respectively.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions and short-term, highly liquid investments. We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The majority of the Company’s cash and cash equivalents are held at major commercial banks.

Restricted cash

Restricted cash consists of escrow deposits held by lenders for real estate taxes, insurance and replacement reserves, and security deposits.

Marketable Securities

Marketable securities represented common stock in a publicly held company and were classified as “available-for-sale”. At December 31, 2010, the marketable securities were carried at an estimated fair value of $3.9 million, which consisted of a cost of $374,000 and gross unrealized gains of $3.5 million that was reported as a component of stockholders’ equity.

During the year ended December 31, 2011, the Company sold the marketable securities for $3.5 million, resulting in a gross realized gain of $3.1 million, which is included in “Other Income” on the Consolidated Statements of Operations. The cost of securities sold was based on the specific identification method. As a result of the sale, unrealized gains of $3.5 million were reclassified out of accumulated other comprehensive income/(loss) into earnings during the year ended December 31, 2011.

During the year ended December 31, 2010, the Company sold previously held corporate debt securities, which were classified as “available-for-sale”. Proceeds from the sale of these securities were $39.5 million, resulting in gross realized gains of $4.7 million. These gains are included in “Other income” in the Consolidated Statements of Operations. The amortization of any discount and interest income on these securities are also included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2010 and 2009.

Investment in joint ventures

We use the equity method to account for investments that qualify as variable interest entities where we are not the primary beneficiary and entities that we do not control or where we do not own a majority of the economic interest but have the ability to exercise significant influence over the operating and financial policies of the investee. Throughout these financial statements we use the term “joint venture” when referring to investments in entities in which we do not have a 100% ownership interest. The Company also uses the equity method when we function as the managing member and our joint venture partner has substantive participating rights or where we can be replaced by our joint venture partner as managing member without cause. For a joint venture accounted for under the equity method, our share of net earnings or losses is reflected as income/loss when earned/incurred and distributions are credited against our investment in the joint venture as received.

In determining whether a joint venture is a variable interest entity, the Company considers: the form of our ownership interest and legal structure; the size of our investment; the financing structure of the entity, including necessity of subordinated debt; estimates of future cash flows; ours and our partner’s ability to participate in the decision making related to acquisitions, disposition, budgeting and financing of the entity; obligation to absorb losses and preferential returns; nature of our partner’s primary operations; and the degree, if any, of disproportionally between the economic and voting interests of the entity. As of December 31, 2011, the Company did not assess any of our joint ventures as variable interest entities where UDR was the primary beneficiary.

We evaluate our investments in unconsolidated joint ventures for events or changes in circumstances that indicate there may be an other-than-temporary decline in value. We consider various factors to determine if a decrease in the value of the investment is other-than-temporary. These factors include, but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, the fair value of the property of the joint venture, and the relationships with the other joint venture partners and its lenders. The amount of loss recognized is the excess of the investment’s carrying amount over its estimated fair value. If we believe that the decline in fair value is temporary, no impairment is recorded. The aforementioned factors are taken into consideration as a whole by management in determining the valuation of our equity method investments. Should the actual results differ from management’s judgment, the valuation could be negatively affected and may result in a negative impact to our Consolidated Financial Statements.

Derivative financial instruments

The Company utilizes derivative financial instruments to manage interest rate risk and generally designates these financial instruments as cash flow hedges. Derivative financial instruments are recorded on our Consolidated Balance Sheets as either an asset or liability and measured quarterly at their fair value. The changes in fair value for cash flow hedges that are deemed effective are reflected in other comprehensive income and for non-designated derivative financial instruments in earnings. The ineffective component of cash flow hedges, if any, is recorded in earnings.

Redeemable noncontrolling interests in the Operating Partnership

Interests in the Operating Partnership held by limited partners are represented by Operating Partnership units (“OP Units”). Income is allocated to holders of OP Units based upon net income available to common stockholders and the weighted average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to non-controlling interests in accordance with the terms of the individual partnership agreements.

Limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount (as defined in the limited partnership agreement of the Operating Partnership (the “Partnership Agreement”)), provided that such OP Units have been outstanding for at least one year. UDR, as the general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of Common Stock of the Company for each OP Unit), as defined in the Partnership Agreement. Accordingly, the Company records the OP Units outside of permanent equity and reports the OP Units at their redemption value, equivalent to the fair value of a share of UDR common stock, at each balance sheet date.

Revenue and real estate sales gain recognition

Rental income related to leases is recognized on an accrual basis when due from residents in accordance with FASB ASC 840, Leases and SEC Staff Accounting Bulletin No. 104, “Revenue Recognition”. Rental payments are generally due on a monthly basis and recognized when earned. The Company recognizes interest income, management and other fees and incentives when earned, fixed and determinable.

The Company accounts for sales of real estate in accordance with FASB ASC 360-20, Real Estate Sales. For sale transactions meeting the requirements for full accrual profit recognition, such as the Company no longer having continuing involvement in the property, we remove the related assets and liabilities from our Consolidated Balance Sheets and record the gain or loss in the period the transaction closes. For sale transactions that do not meet the full accrual sale criteria due to our continuing involvement, we evaluate the nature of the continuing involvement and account for the transaction under an alternate method of accounting.

Sales to entities in which we retain or otherwise own an interest are accounted for as partial sales. If all other requirements for recognizing profit under the full accrual method have been satisfied and no other forms of continuing involvement are present, we recognize profit proportionate to the outside interest in the buyer and defer the gain on the interest we retain. The Company recognizes any deferred gain when the property is sold to a third party. In transactions accounted by us as partial sales, we determine if the buyer of the majority equity interest in the venture was provided a preference as to cash flows in either an operating or a capital waterfall. If a cash flow preference has been provided, we recognize profit only to the extent that proceeds from the sale of the majority equity interest exceed costs related to the entire property.

Income taxes

UDR is operated as, and elects to be taxed as a REIT. Generally, a REIT complies with the provisions of the Internal Revenue Code if it meets certain requirements concerning its income and assets, as well as if it distributes at least 90% of its REIT taxable income to its stockholders and will not be subject to U.S. federal income taxes if it distributes at least 100% of its income. Accordingly, no provision has been made for federal income taxes of the REIT. UDR is subject to certain state and local excise or franchise taxes, for which provision has been made. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to United States Federal income tax at regular corporate rates (including any applicable alternative minimum tax). Even if we qualify as a REIT, we may be subject to certain state and local income taxes and to United States Federal income tax. We also will be required to pay a 100% tax on non-arms length transactions between us and a taxable REIT subsidiary and on any net income from sales of property that the IRS successfully asserts was property held for sale to customers in the ordinary course.

UDR elected for certain consolidated subsidiaries to be treated as Taxable REIT Subsidiaries (“TRS”) relating to the Company’s development activities. Income taxes for our TRS are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rate is recognized in earnings in the period of the enactment date.

Discontinued operations

For properties accounted for under FASB ASC 360, Property, Plant and Equipment (“Topic 360”), the results of operations for those properties sold during the year or classified as held-for-sale at the end of the current year are classified as discontinued operations in the current and prior periods pursuant to FASB ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“Topic 205-20”). Further, to meet the discontinued operations criteria, the Company will not have any significant continuing involvement in the ownership or operation of the property after the sale or disposition. Once a property is classified as held-for-sale, depreciation is no longer recorded. However, if the Company determines that the property no longer meets the criteria for held-for-sale, the Company will recapture any unrecorded depreciation on the property. (See Note 4, Discontinued Operations for further discussion).

Earnings per share

Basic earnings per Common Share is computed based upon the weighted average number of Common Shares outstanding during the year. Diluted earnings per Common Share is computed based upon Common Shares outstanding plus the effect of dilutive stock options and other potentially dilutive Common Stock equivalents. The dilutive effect of OP units, stock options and other potentially dilutive Common Stock equivalents is determined using the treasury stock method based on UDR’s average stock price.

The following table sets forth the computation of basic and diluted earning per share (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)

Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding	202,573	167,365	150,067
Non-vested restricted stock awards	(1,279)	(1,508)	(977)

Denominator for basic and diluted earnings per share	201,294	165,857	149,090

Net income/(loss) attributable to common stockholders - basic and diluted	$0.05	$(0.68)	$(0.64)

The effect of the conversion of the OP Units, convertible Preferred Stock, convertible debt, stock options, and restricted stock is not dilutive and is therefore not included in the above calculations as the Company reported a loss from continuing operations for the years ended December 31, 2011, 2010, 2009.

If the operating partnership units were converted to Common Stock, the additional shares of Common Stock outstanding for the years ended December 31, 2011, 2010, and 2009 would be 7,601,693; 5,711,275; and 6,705,624 weighted average Common Shares, respectively.

If the convertible Preferred Stock were converted to Common Stock, the additional shares of Common Stock outstanding would be 3,035,548 weighted average Common Shares for the years ended December 31, 2011, 2010 and 2009.

If the stock options and unvested restricted stock were converted to Common Stock, the additional weighted average Common Shares outstanding using the treasury stock method for the three years ended December 31, 2011, 2010, and 2009 would be 2,154,739; 2,296,097; and 729,592 weighted average Common Shares, respectively.

Stock-based employee compensation plans

UDR accounts for its stock-based employee compensation plans in accordance with FASB ASC 718, Compensation- Stock Compensation. This standard requires an entity to measure the cost of employee services received in exchange for an award of an equity instrument based on the award’s fair value on the grant date and recognize the cost over the period during which the employee is required to provide service in exchange for the award, which is generally the vesting period. The fair value for stock options issued by the Company is calculated utilizing the Black-Scholes-Merton formula. For performance based awards, the Company remeasures the fair value each balance sheet date with adjustments made on a cumulative basis until the award is settled and the final compensation is known.

Advertising costs

All advertising costs are expensed as incurred and reported on the Consolidated Statements of Operations within the line item “Administrative and marketing”. During 2011, 2010, and 2009, total advertising expense was $5.4 million, $6.4 million, and $5.7 million, respectively.

Cost of raising capital

Costs incurred in connection with the issuance of equity securities are deducted from stockholders’ equity. Costs incurred in connection with the issuance or renewal of debt are subject to the provisions of FASB ASC 470-50, Debt Modification and Extinguishment. Accordingly, if the terms of the renewed or modified debt instrument are deemed to be substantially different (i.e. a 10 percent or greater difference in the cash flows between instruments), all unamortized financing costs associated with the extinguished debt are charged to earnings in the current period. When the cash flows are not substantially different, the costs associated with the renewal or modification are capitalized and amortized into interest expense over the remaining term of the related debt instrument and other related costs are expensed. The balance of any unamortized financing costs associated with retired debt is expensed upon retirement. Deferred financing costs for new debt instruments include fees and costs incurred by the Company to obtain financing. Deferred financing costs are generally amortized on a straight-line basis, which approximates the effective interest method, over a period not to exceed the term of the related debt.

Comprehensive income

Comprehensive income, which is defined as all changes in equity during each period except for those resulting from investments by or distributions to stockholders, is displayed in the accompanying Consolidated Statements of Comprehensive Income/(Loss). For each of the three years ended December 31, 2011, 2010, and 2009 other comprehensive income/(loss) consisted of the change in fair value of marketable securities, the change in the fair value of effective cash flow hedges, and the allocation of other comprehensive income/(loss) to redeemable non-controlling interests.

Use of estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current financial statement presentation.

Market concentration risk

The Company is subject to increased exposure from economic and other competitive factors specific to markets where the Company holds a significant percentage of the carrying value of its real estate portfolio. At December 31, 2011, the Company held greater than 10% of the carrying value of its real estate portfolio in the Orange County, California; Metropolitan DC; and New York, New York markets.

United Dominion Realty L.P
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220), which provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the consolidated statement of changes in capital. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This requirement is effective for fiscal years and interim periods beginning after December 15, 2011 for the Operating Partnership. The accompanying consolidated financial statements include a consolidated statement of comprehensive income/(loss) for each of the three years in the period ended December 31, 2011.

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. This is effective for periods beginning after December 15, 2011 for the Operating Partnership. The Operating Partnership does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Operating Partnership adopted the requirements of ASU 2010-29, which were effective prospectively for the Operating Partnership’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Operating Partnership for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Operating Partnership for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Real estate

Real estate assets held for investment are carried at historical cost and consist of land, buildings and improvements, furniture, fixtures and equipment and other costs incurred during their development, acquisition and redevelopment.

Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to the acquisition and/or improvement of real estate assets are capitalized and depreciated over their estimated useful lives if the expenditures qualify as a betterment or the life of the related asset will be substantially extended beyond the original life expectancy.

The Operating Partnership purchases real estate investment properties and records the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. When recording the acquisition of a community, we first assign fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The Operating Partnership estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up. Depreciation on the building is based on the expected useful life of the asset and the in-place leases are amortized over their remaining average contractual life. Property acquisition costs are expensed as incurred.

Quarterly or when changes in circumstances warrant, the Operating Partnership will assess our real estate portfolio for indicators of impairment. In determining whether the Operating Partnership has indicators of impairment in our real estate assets, we assess whether the long-lived asset’s carrying value exceeds the community’s undiscounted future cash flows, which is representative of projected net operating income (“NOI”) plus the residual value of the community. Our future cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. If such indicators of impairment are present and the carrying value exceeds the undiscounted cash flows of the community, an impairment loss is recognized equal to the excess of the carrying amount of the asset over its estimated fair value. Our estimates of fair market value represent our best estimate based primarily upon unobservable inputs related to rental rates, operating costs, growth rates, discount rates and capitalization rates, industry trends and reference to market rates and transactions.

For long-lived assets to be disposed of, impairment losses are recognized when the fair value of the asset less estimated cost to sell is less than the carrying value of the asset. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. Real estate held for sale is carried at the lower of cost, net of accumulated depreciation, or fair value, less the cost to sell, determined on an asset-by-asset basis. Expenditures for ordinary repair and maintenance costs on held for sale properties are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to held for sale properties are capitalized at cost. Depreciation is not recorded on real estate held for sale.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets which are 35 years for buildings, 10 to 35 years for major improvements, and 3 to 10 years for furniture, fixtures, equipment, and other assets. As of December 31, 2011 and 2010, the amount of our net intangible assets which are reflected in “Other assets” was $15.7 million and $4.1 million, respectively. As of December 31, 2011 and 2010, the amount of our net intangible liabilities which are reflected in “Accounts payable, accrued expenses, and other liabilities” was $4.3 million and $3.3 million in our Consolidated Balance Sheets. The balances are being amortized over the remaining life of the respective intangible.

All development and redevelopment projects and related costs are capitalized during periods in which activities necessary to get the property ready for its intended use are in progress. As each building in a project is completed and becomes available for lease-up, the Operating Partnership ceases capitalization and the assets are depreciated over their estimated useful lives. The costs of projects which include interest, real estate taxes, insurance, and allocated development overhead related to support costs for personnel working directly on the development site are capitalized during the construction period. During 2011, 2010, and 2009, total interest capitalized pertaining to redevelopment projects and land held for future development was $1.8 million, $1.3 million, and $444,000, respectively.

Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits with financial institutions. Restricted cash consists of escrow deposits held by lenders for real estate taxes, insurance and replacement reserves, and security deposits.

Derivative financial instruments

The General Partner utilizes derivative financial instruments to manage interest rate risk and generally designates these financial instruments as cash flow hedges. Derivative financial instruments associated with the Operating Partnership’s allocation of the General Partner’s debt are recorded on our Consolidated Balance Sheets as either an asset or liability and measured quarterly at their fair value. The changes in fair value for the General Partner’s cash flow hedges allocated to the Operating Partnership that are deemed effective are reflected in other comprehensive income and for non-designated derivative financial instruments in earnings. The ineffective component of cash flow hedges, if any, is recorded in earnings.

Non-controlling interests

The noncontrolling interests represent the General Partner’s interests in certain consolidated subsidiaries and are presented in the capital section of the consolidated balance sheets since these interests are not convertible or redeemable into any other ownership interests of the Operating Partnership.

Revenue and real estate sales gain recognition

Rental income related to leases is recognized on an accrual basis when due from residents in accordance with FASB ASC 840, Leases and SEC Staff Accounting Bulletin No. 104, “Revenue Recognition”. Rental payments are generally due on a monthly basis and recognized when earned. The Operating Partnership recognizes interest income, management and other fees and incentives when earned, fixed and determinable.

The Operating Partnership accounts for sales of real estate in accordance with FASB ASC 360-20, Real Estate Sales. For sale transactions meeting the requirements for full accrual profit recognition, such as the Operating Partnership no longer having continuing involvement in the property, we remove the related assets and liabilities from our Consolidated Balance Sheets and record the gain or loss in the period the transaction closes. For sale transactions that do not meet the full accrual sale criteria due to our continuing involvement, we evaluate the nature of the continuing involvement and account for the transaction under an alternate method of accounting.

Sales to entities in which we or our General Partner retain or otherwise own an interest are accounted for as partial sales. If all other requirements for recognizing profit under the full accrual method have been satisfied and no other forms of continuing involvement are present, we recognize profit proportionate to the outside interest in the buyer and defer the gain on the interest we or our General Partner retain. The Operating Partnership recognizes any deferred gain when the property is sold to a third party. In transactions accounted by us as partial sales, we determine if the buyer of the majority equity interest in the venture was provided a preference as to cash flows in either an operating or a capital waterfall. If a cash flow preference has been provided, we recognize profit only to the extent that proceeds from the sale of the majority equity interest exceed costs related to the entire property.

Discontinued operations

For properties accounted for under FASB ASC 360, Property, Plant and Equipment (“Topic 360”), the results of operations for those properties sold during the year or classified as held-for-sale at the end of the current year are classified as discontinued operations in the current and prior periods. Further, to meet the discontinued operations criteria, the Operating Partnership or related parties will not have any significant continuing involvement in the ownership or operation of the property after the sale or disposition. Once a property is classified as held-for-sale, depreciation is no longer recorded. However, if the Operating Partnership determines that the property no longer meets the criteria for held-for-sale, the Company will recapture any unrecorded depreciation on the property (see Note 4, Discontinued Operations for further discussion).

Earnings per Operating Partnership Unit

Basic earnings per OP Unit is computed by dividing net (loss)/income attributable to general and limited partner unitholders by the weighted average number of general and limited partner units (including redeemable OP Units) outstanding during the year. Diluted earnings per OP Unit reflects the potential dilution that could occur if securities or other contracts to issue OP Units were exercised or converted into OP Units or resulted in the issuance of OP Units and then shared in the earnings of the Operating Partnership. For the years ended December 31, 2011, 2010, and 2009, there were no dilutive instruments, and therefore, diluted earnings per OP Unit and basic earnings per OP Unit are the same. See Note 9, Capital Structure, for further discussion on redemption rights of OP Units.

Allocation of General and Administrative Expenses

The Operating Partnership is charged directly for general and administrative expenses it incurs. The Operating Partnership is also charged with other general and administrative expenses that have been allocated by the General Partner to each of its subsidiaries, including the Operating Partnership, based on each subsidiary’s pro-rata portion of UDR’s total apartment homes. (See Note 6, Related Party Transactions.)

Income taxes

The taxable income or loss of the Operating Partnership is reported on the tax returns of the partners. Accordingly, no provision has been made in the accompanying financial statements for federal or state income taxes on income that is passed through to the partners. However, any state or local revenue, excise or franchise taxes that result from the operating activities of the Operating Partnership are recorded at the entity level. The Operating Partnership’s tax returns are subject to examination by federal and state taxing authorities. Net income for financial reporting purposes differs from the net income for income tax reporting purposes primarily due to temporary differences, principally real estate depreciation and the tax deferral of certain gains on property sales. The differences in depreciation result from differences in the book and tax basis of certain real estate assets and the differences in the methods of depreciation and lives of the real estate assets.

The Operating Partnership follows the accounting guidance within ASC Topic 740, Income Taxes, with respect to how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The guidance requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Operating Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Operating Partnership is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which include federal and certain states. The Operating Partnership has no examinations in progress and none are expected at this time.

Management of the Operating Partnership has reviewed all open tax years (2008- 2010) and major jurisdictions, and concluded there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

Advertising costs

All advertising costs are expensed as incurred and reported on the Consolidated Statements of Operations within the line item “Administrative and marketing”. During 2011, 2010, and 2009, total advertising expense from continuing and discontinued operations was $2.5 million, $2.3 million, and $2.4 million, respectively.

Comprehensive income

Comprehensive income, which is defined as all changes in capital during each period except for those resulting from investments by or distributions to partners, is displayed in the accompanying Consolidated Statements of Comprehensive Income/(Loss). For the three years ended December 31, 2011, other comprehensive income/(loss) consisted of the change in the fair value of the General Partner’s effective cash flow hedges that are allocated to the Operating Partnership.

Use of estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current financial statement presentation.

Market concentration risk

The Operating Partnership is subject to increased exposure from economic and other competitive factors specific to markets where it holds a significant percentage of the carrying value of its real estate portfolio. At December 31, 2011, the Operating Partnership held greater than 10% of the carrying value of its real estate portfolio in the Orange County, California; San Francisco, California; Metropolitan DC; and New York, New York markets.

Real Estate Owned	12 Months Ended
Dec. 31, 2011
REAL ESTATE OWNED

3. REAL ESTATE OWNED

Real estate assets owned by the Company consist of income producing operating properties, properties under development, land held for future development and properties deemed as held for sale. As of December 31, 2011, the Company owned and consolidated 163 communities in 11 states and the District of Columbia totaling 47,343 apartment homes. The following table summarizes the carrying amounts for our real estate owned (at cost) as of December 31, 2011 and 2010 (dollar amounts in thousands):

	December 31,
	2011	2010
Land	$1,821,762	$1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Land	115,198	61,557
Construction in progress	131,601	35,462
Held for sale:
Land	98,340	269,185
Building and improvements	410,123	787,273
Furniture, fixtures and equipment	49,862	77,867

Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Real estate owned, net	$6,242,744	$5,243,021

The following table summarizes UDR’s real estate community acquisitions for the year ended December 31, 2011 (dollar amounts in thousands):

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
388 Beale	San Francisco, CA	April 2011	227	90,500
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
View 14	Metropolitan D.C.	June 2011	185	105,538
Rivergate	New York, NY	July 2011	706	443,403
21 Chelsea	New York, NY	August 2011	210	138,930
95 Wall	New York, NY	August 2011	507	328,914

			3,161	$1,539,535

(a)	The purchase price is the contractual sales price between UDR and the third party and does not include any costs that the Company incurred in the pursuit of the property or the recorded difference between the agreed upon value and the fair value of the OP Units issued as part of the consideration paid.

During the year ended December 31, 2011, the Company also acquired three parcels of land located in Huntington Beach, California; Addison, Texas; and Boston, Massachusetts for a gross purchase price of $34.3 million.

During the year ended December 31, 2011, the Company entered into a joint venture to acquire and redevelop an existing commercial property. See Note 5, Joint Ventures.

In April 2011, the Company and the Operating Partnership closed on the acquisition of 10 Hanover Square. The community was acquired for $259.8 million, which included assumed debt with a fair value of $208.1 million, and the issuance of 2,569,606 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $24.47 at the settlement date.

In April 2011, the Company and the Operating Partnership completed a $500.0 million asset exchange whereby UDR acquired 388 Beale, and the Operating Partnership acquired 14 North, and Inwood West. The communities acquired were valued at $263.0 million representing their estimated fair value. The Company paid $28.1 million of cash and assumed debt with a fair value of $61.7 million. UDR sold two multifamily apartment communities (434 homes) and the Operating Partnership sold four multifamily apartment communities (984 homes) located in California as part of the transaction. (See Note 4, Discontinued Operations, for further discussion of real estate community dispositions.)

In August 2011, the Company and the Operating Partnership closed on the acquisition of 95 Wall. The community was acquired for $328.9 million, which included the issuance of 1,802,239 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $26.71 at the settlement date.

The Company records the fair value of the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. When recording the acquisition of a community, the Company first assigns fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. The Company estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up.

Total acquisition value of the communities, including the difference between the agreed upon value of the OP Units and the fair value of the OP Units issued at the acquisition date (if applicable), was recorded $301.7 million to land; $1.2 billion to buildings and improvements; $6.1 million to furniture, fixtures, and equipment; $39.6 million to intangible assets; $3.1 million to intangible below market lease liabilities; and $305.5 million to assumed debt.

The Company’s results of operations include operating revenues of $58.4 million and loss from continuing operations of $26.9 million of the acquired properties from the acquisition dates to December 31, 2011.

The unaudited pro forma information below summarizes the Company’s combined results of operations for the years ended December 31, 2011, and 2010 as though the above acquisitions were completed on January 1, 2010. The information for the years ended December 31, 2011 and 2010 includes pro forma results for the portion of the period prior to the acquisition date and actual results from the date of acquisition through the end of the period. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor does it purport to represent the Company’s results of operations for future periods (in thousands except for per share amounts).

	December 31,
	2011	2010
Pro forma revenues	$672,074	$576,494
Pro forma loss attributable to common stockholders	(4,309)	(109,442)
Proforma loss attributable to common stockholders - basic	(0.02)	(0.64)
Pro forma loss attributable to common stockholders - diluted	(0.02)	(0.64)

During the year ended December 31, 2010, the Company acquired five operating communities with 1,374 apartment homes for a total purchase price of $412.0 million and a parcel of land for a total gross purchase price of $23.6 million.

During the year ended December 31, 2009, the Company acquired one community with 289 apartment homes in Dallas, Texas.

The Company incurred $4.8 million, $2.9 million and $0 of acquisition-related costs during the years ended December 31, 2011, 2010 and 2009, respectively. These expenses are classified on the Consolidated Statements of Operations in the line item entitled “General and administrative”.

United Dominion Realty L.P
REAL ESTATE OWNED
3.	REAL ESTATE OWNED

Real estate assets owned by the Operating Partnership consists of income producing operating properties and land held for future development. As of December 31, 2011, the Operating Partnership owned and consolidated 77 communities in 8 states plus the District of Columbia totaling 23,160 apartment homes. The following table summarizes the carrying amounts for our real estate owned (at cost) as of December 31, 2011 and 2010 (dollar amounts in thousands):

	December 31,
	2011	2010
Land	$1,008,077	$869,345
Depreciable property - held and used:
Buildings and improvements	2,942,125	2,274,895
Furniture, fixtures and equipment	111,392	100,794
Held for sale:
Land	13,449	120,579
Buildings and improvements	93,127	299,026
Furniture, fixtures and equipment	9,035	15,530
Under development:
Land	16,385	—
Construction in progress	10,408	—
Land held for future development	1,300	26,015

Real estate owned	4,205,298	3,706,184
Accumulated depreciation	(976,358)	(884,083)

Real estate owned, net	$3,228,940	$2,822,101

The following table summarizes the Operating Partnership’s real estate community acquisitions for the year ended December 31, 2011 (dollars in thousands).

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
95 Wall	New York, NY	August 2011	507	328,914

			1,833	$761,164

(a)	The purchase price is the contractual sales price by the Operating Partnership and the third party and does not include any costs that the Operating Partnership incurred in the pursuit of the property or the recorded difference between the agreed upon value and the fair value of the OP Units issued as part of the consideration paid.

In August 2011, UDR, through the Operating Partnership closed on the acquisition of 95 Wall. The community was acquired for $328.9 million, which included the issuance of 1,802,239 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $26.71 at the settlement date.

On April 1, 2011, UDR, through the Operating Partnership closed on the acquisition of 10 Hanover Square. The community was acquired for $259.8 million, which included assumed debt with a fair value of $208.1 million, and the issuance of 2,569,606 OP Units of the Operating Partnership. The OP Units were deemed to have an agreed upon value equal to the greater of $25.00 or the volume weighted average closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date. For purchase price accounting purposes, the fair value of these OP units was $24.47 at the settlement date.

On April 5, 2011, UDR and the Operating Partnership completed a $500.0 million asset exchange with an unaffiliated third party whereby UDR acquired 388 Beale, and the Operating Partnership acquired 14 North, and Inwood West. The communities acquired were valued at $263.0 million representing their estimated fair value. The Company and the Operating Partnership paid $28.1 million of cash and assumed debt with a fair value of $61.7 million. UDR sold two multifamily apartment communities (434 homes) and the Operating Partnership sold four multifamily apartment communities (984 homes) located in California as part of the transaction. (See Note 4, Discontinued Operations, for further discussion of real estate community dispositions.)

The Operating Partnership records the fair value of the tangible and identifiable intangible assets acquired based on their estimated fair value. When recording the acquisition of a community, the Operating Partnership first assigns fair value costs to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. The Operating Partnership estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up.

Total acquisition value of the communities, including the difference between the agreed upon value of the OP Units and the fair value of the OP Units issued at the acquisition date (if applicable), was recorded $130.8 million to land; $621.2 million to buildings and improvements; $3.5 million to furniture, fixtures, and equipment; $30.5 million to intangible assets; $1.3 million to intangible below market lease liabilities; and $269.7 million of assumed debt.

Operating revenues of $32.5 million and a loss from operations of $22.3 million of the acquired properties were included in the Operating Partnership’s results of operations from the acquisition dates to December 31, 2011.

The unaudited pro forma information below summarizes the Operating Partnership’s combined results of operations for the year ended December 31, 2011 and 2010 as though the above acquisitions were completed on January 1, 2010. The information for the years ended December 31, 2011, and 2010 includes pro forma results for the portion of the period prior to the acquisition date and actual results from the date of acquisition through the end of the period. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor do they purport to represent the Operating Partnership’s results of operations for future periods (in thousands except for per share amounts).

	December 31,
	2011	2010
Pro forma revenues	$376,005	$326,146
Pro forma income/(loss) attributable to OP unitholders	20,760	(31,426)
Pro forma earnings per OP unit- basic:
Net income/(loss) attributable to OP unitholders	$0.11	$(0.17)
Earnings per common share- diluted:
Net income/(loss) attributable to OP unitholders	$0.11	$(0.17)

The Operating Partnership incurred $2.3 million of acquisition related costs during the years ended December 31, 2011. These expenses are classified on the Consolidated Statements of Operations line item entitled “General and administrative”.

The Operating Partnership did not have any acquisitions and did not incur any acquisition related costs during the years ended December 31, 2010 and 2009.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

The results of operations for properties sold during the year or designated as held for sale at the end of the year are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of Topic 360 does not have an impact on net income available to common stockholders. The application of Topic 360 results in the retrospective reclassification of the operating results of all properties sold or classified as held for sale through March 31, 2012, within the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009, and the retrospective reclassification of the assets and liabilities within the Consolidated Balance Sheets as of December 31, 2011 and 2010, if applicable. During the three months ended March 31, 2012, the Company sold six communities (1,576 homes). At March 31, 2012, UDR has 14 communities with a total of 4,918 homes classified as real estate held for disposition. The results of operations of these communities have been retrospectively included in Discontinued Operations in the Consolidated Statement of Operations. In addition, the assets and liabilities related to these communities have been retrospectively classified as held for sale in the Consolidated Balance Sheets. The gain on sale and the results of operations from these properties are classified on the Consolidated Statements of Operations in the line item entitled “Income from discontinued operations”.

During the year ended December 31, 2011, the Company sold 18 apartment home communities (4,488 homes), which included 6 apartment home communities (1,418 homes) sold in conjunction with an asset exchange in April 2011, for a total sales price of $593.4 million. During the year ended December 31, 2011, UDR recognized gains on the sale of apartment home communities for financial reporting purposes of $138.5 million, which is also included in discontinued operations.

During the year ended December 31, 2010, UDR sold one apartment home community (149 homes). UDR recognized gains for financial reporting purposes of $4.1 million, which is included in discontinued operations.

For the year ended December 31, 2009, the Company did not dispose of any apartment home communities.

The following is a summary of income from discontinued operations for the years ended December 31, (dollars in thousands):

	December 31,
	2011	2010	2009
Rental income	$107,963	$121,318	$111,244
Non-property income	—	1,845	—

	107,963	123,163	111,244
Rental expenses	40,724	47,296	40,204
Property management fee	2,970	3,337	3,060
Real estate depreciation	43,555	57,858	50,878
Interest	1,967	7,338	6,066
Other expense	227	75	170

	89,443	115,904	100,378
Income before net gain on the sale of depreciable property and income taxes	18,520	7,259	10,866
Gain on the sale of depreciable property	138,508	4,083	2,424
Income tax expense	(13,218)	—	—

Income from discontinued operations	$143,810	$11,342	$13,290

United Dominion Realty L.P
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

The results of operations for properties sold during the year or designated as held for sale at the end of the year are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of ASC Topic 360 does not have an impact on net income attributable to unit holders. The application of ASC Topic 360 results in the retrospective reclassification of the operating results of all properties sold or classified as held for sale through March 31, 2012, in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009, and the retrospective reclassification of the assets and liabilities within the Consolidated Balance Sheets as of December 31, 2011 and 2010, if applicable. At March 31, 2012, the Operating Partnership had four apartment home communities (1,314 homes) classified as real estate held for disposition. The results of operations of these communities have been retrospectively included in Discontinued Operations in the Consolidated Statements of Operations. In addition, the assets and liabilities related to these communities have been retrospectively classified as held for sale in the Consolidated Balance Sheets.

During the year ended December 31, 2011, the Operating Partnership sold eight apartment home communities (2,024 homes), which included four apartment home communities (984 homes) sold in conjunction with an asset exchange in April 2011, for a total sales price of $299.6 million. During the year ended December 31, 2011, UDR recognized gains on the sale of apartment home communities for financial reporting purposes of $60.1 million, which is also included in discontinued operations and classified within the line item entitled “Income from discontinued operations”.

For the years ended December 31, 2010 and 2009, the Operating Partnership did not dispose of any communities.

The following is a summary of income from discontinued operations for each of the three years ended December 31, (dollars in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Rental income	$33,110	$44,122	$43,751
Non-property income	—	1,695	—

	33,110	45,817	43,751
Rental expenses	12,698	15,293	13,581
Property management fee	911	1,213	1,202
Real estate depreciation	11,367	19,207	19,759
Interest	815	3,082	5,237
Other expenses	167	79	—

	25,958	38,874	39,779
Income before net gain on the sale of property	7,152	6,943	3,972
Net gain on the sale of property	60,065	152	1,475

Income from discontinued operations	$67,217	$7,095	$5,447

Joint Ventures	12 Months Ended
Dec. 31, 2011
Joint Ventures [Abstract]
JOINT VENTURES

5. JOINT VENTURES

UDR has entered into joint ventures with unrelated third parties to acquire real estate assets that are either consolidated and included in real estate owned on our Consolidated Balance Sheets or are accounted for under the equity method of accounting, and are included in investment in unconsolidated joint ventures on our Consolidated Balance Sheets. The Company consolidates an entity in which we own less than 100% but control the joint venture. In addition, the Company would consolidate any joint venture in which we are the general partner or managing member and the third party does not have the ability to substantively participate in the decision-making process nor the ability to remove us as general partner or managing member without cause.

UDR’s joint ventures are funded with a combination of debt and equity. Our losses are limited to our investment and except as noted below, the Company does not guarantee any debt, capital payout or other obligations associated with our joint venture portfolio.

Consolidated Joint Ventures

In August 2011, the Company invested in a joint venture with an unaffiliated third party to acquire and redevelop an existing commercial property into a 173 apartment home community in Orange County, California. At closing the Company contributed $9.0 million and at December 31, 2011, UDR owned a 90% controlling interest in the investment. Under the terms of the operating agreement, our partner is required to achieve certain criteria as it relates to the entitlement process. If the criteria are met on or before 730 days after the site plan application is deemed complete by the city, the Company is obligated to contribute an additional $3.0 million to the joint venture for distribution to our partner. At the acquisition date, the Company accrued and capitalized $3.0 million related to the contingent consideration, which represents the difference between fair value of the property of $9.8 million on the formation date and the estimated fair value of the underlying property upon completion of the entitlement process of $12.8 million. The Company estimated the fair value based on Level 3 inputs utilized in a third party valuation.

During the year ended December 31, 2011, the Company paid $450,000 to acquire from our partner its remaining 2% noncontrolling interests in the 989 Elements, Elements Too, and Bellevue joint ventures. The consideration paid in excess of the book value of the noncontrolling interest, is reflected as a reduction of the Company’s equity.

Unconsolidated Joint Ventures

The Company recognizes earnings or losses from our investments in unconsolidated joint ventures consisting of our proportionate share of the net earnings or loss of the joint ventures. In addition, we may earn fees for providing management services to the unconsolidated joint ventures. As of December 31, 2011, UDR had investments in the following unconsolidated joint ventures which are accounted for under the equity method of accounting.

In November 2010, the Company acquired The Hanover Company’s (“Hanover”) partnership interests in the Hanover/MetLife Master Limited Partnership (“UDR/MetLife I”) at a cost of $100.8 million. UDR/MetLife I owns a portfolio of 26 operating communities containing 5,748 apartment homes and 10 land parcels with the potential to develop approximately 2,000 (unaudited) additional apartment homes. Under the terms of UDR/MetLife I, UDR acts as the general partner and earns fees for property and asset management and financing transactions.

UDR has a weighted average ownership interest of 12.27% in the operating communities and 4.11% in the land parcels. The initial investment of $100.8 million consisted of $71.8 million in cash, which included associated transaction costs, and a $30.0 million payable (includes present value discount of $1.0 million) to Hanover. UDR agreed to pay the $30.0 million balance to Hanover in two interest free installments in the amounts of $20.0 million (paid in November 2011) and $10.0 million on the first and second anniversaries of the closing, respectively. The $30.0 million payable was recorded at its present value of $29.0 million using an effective interest rate of 2.67%. At December 31, 2011 and 2010, the net carrying value of the payable was $9.8 million and $29.1 million, respectively. Interest expense of $697,000 and $129,000 was recorded during the years ended December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, the Company’s investment was $133.8 million and $122.2 million, respectively.

UDR’s total cost of its equity investment of $100.8 million differed from the proportionate share in the underlying net assets of UDR/MetLife I of $111.4 million. The difference of $10.6 million was attributable to certain assets and adjustments that were allocated to UDR’s proportionate share in UDR/MetLife I’s buildings of $8.4 million, land of $3.9 million, and ($1.6 million) of lease intangible assets. With the exception of land, the difference related to buildings is amortized and recorded as a component of loss from unconsolidated entities over 45 years and the difference related to lease intangible assets was amortized and recorded as a component of loss from unconsolidated entities over 11 months with the offset to the Company’s carrying value of its equity investment. During the years ended December 31, 2011 and 2010, the Company recorded $1.1 million and $264,000 of amortization, respectively.

In connection with the purchase of Hanover’s interests in UDR/MetLife I, UDR agreed to indemnify Hanover from liabilities arising from Hanover’s guaranty of $506.0 million in loans ($51.0 million outstanding at December 31, 2011) which are secured by a security interest in the operating communities subject to the respective loans. The loans are to the sub-tier partnerships which own the 26 operating communities. The Company anticipates that the balance of these loans will be refinanced by UDR/MetLife I over the next twelve months.

In October 2010, the Company entered into a joint venture to develop a 240-home community in Stoughton, Massachusetts. At December 31, 2011 and 2010, UDR owned a noncontrolling interest of 95% in the joint venture. Our initial investment was $10.0 million. Our investment at December 31, 2011 and 2010 was $17.2 million and $10.3 million, respectively.

In May 2011, the Company entered into a joint venture to develop a 263-home community in San Diego, California. At December 31, 2011 and at closing, UDR owned a noncontrolling interest of 95% in the joint venture. Our initial investment was $9.9 million and our investment at December 31, 2011 was $12.1 million.

In June 2011, UDR/MetLife I sold a parcel of land to a joint venture, in which the Company is a partner, to develop a 256-home community in College Park, Maryland. At December 31, 2011 and at closing, UDR owned a noncontrolling interest of 95% in the joint venture. Our initial investment was $7.1 million and our investment at December 31, 2011 was $8.6 million.

UDR is a partner with an unaffiliated third party, which formed a joint venture for the investment of up to $450.0 million in multifamily properties located in key, high barrier to entry markets such as Metropolitan Washington D.C. The partners will contribute equity of $180.0 million of which the Company’s maximum equity will be 30% or $54.0 million when fully invested. In 2010, the joint venture acquired its first property (151 homes). During the year ended December 31, 2011, the joint venture acquired two additional properties (509 homes). At December 31, 2011 and 2010, the Company owned a 30% interest in the joint venture. Our investment at December 31, 2011 and 2010 was $34.1 million and $5.2 million, respectively.

UDR is a partner with an unaffiliated third party which owns and operates 10 operating properties located in Texas (3,992 homes). UDR contributed cash and a property equal to 20% of the fair value of the properties. The unaffiliated member contributed cash equal to 80% of the fair value of the properties comprising the joint venture, which was then used to purchase the nine operating properties from UDR. Our initial investment was $20.4 million. Our investment at December 31, 2011 and 2010 was $7.1 million and $10.3 million, respectively.

We evaluate our investments in unconsolidated joint ventures for events or changes in circumstances that indicate there may be an other-than-temporary decline in value. We consider various factors to determine if a decrease in the value of the investment is other-than-temporary. Prior to their consolidation and during the year ended December 31, 2009, we recognized a non-cash charge of $16.0 million representing the other-than-temporary decline in the fair values below the carrying values of two of the Company’s Bellevue, Washington joint ventures, which were previously accounted for under the equity method. The Company did not recognize any other-than-temporary decrease in the value of its other investments in unconsolidated joint ventures during the years ended December 31, 2011, 2010 and 2009.

Summarized combined financial information relating to all the unconsolidated joint ventures operations (not just our proportionate share), is presented below for the years ended December 31, (dollars in thousands):

	Year ended December 31,
	2011	2010	2009 (a)
For the year ended:
Revenues	$201,368	$60,234	$48,575
Real estate depreciation and amortization	69,290	28,744	21,133
Net loss	(21,724)	(29,737)	(11,719)
UDR recorded loss from unconsolidated entities	6,352	4,204	18,665

(a)	Includes results of operations of joint ventures previously accounted for under the equity method through the effective date of consolidation.

Combined summary balance sheets relating to all the unconsolidated joint ventures (not just our proportionate share) is presented below for the years ended December 31, (dollars in thousands):

	2011	2010
Real estate, net	$2,908,623	$2,692,167
Total assets	2,998,866	2,807,886
Amount due to UDR	6,251	672
Third party debt	1,499,419	1,524,872
Total liabilities	1,561,396	1,580,733
Total Equity	1,437,470	1,227,153
Equity held by non-controlling interest	14,641	14,537

As of December 31, 2011and 2010, the Company had deferred fees and deferred profit from the sale of properties to a joint venture of $29.1 million and $28.9 million, respectively, the majority of which the Company will not recognize until the underlying properties are sold to a third party. The Company recognized $9.6 million, $3.2 million, and $1.9 million of management fees during the years ended December 31, 2011, 2010, and 2009, respectively, for our management of the joint ventures. The management fees are classified in “Other Income” in the Consolidated Statements of Operations.

At December 31, 2011, the Company is obligated to make additional capital contributions of $67.3 million to fund our unconsolidated development joint ventures. The Company may, in the future, make additional capital contributions to certain of our other joint ventures should additional capital contributions be necessary to fund acquisitions and operating shortfalls.

Secured Debt	12 Months Ended
Dec. 31, 2011
Secured Debt [Abstract]
SECURED DEBT

6. SECURED DEBT

Our secured debt instruments generally feature either monthly interest and principal or monthly interest-only payments with balloon payments due at maturity. For purposes of classification of the following table, variable rate debt with a derivative financial instrument designated as a cash flow hedge is deemed as fixed rate debt due to the Company having effectively established a fixed interest rate for the underlying debt instrument. Secured debt, including debt related to real estate under development and held for sale, which encumbers $3.1 billion or 38.3% of UDR’s total real estate owned based upon gross book value ($5.0 billion or 61.7% of UDR’s real estate owned based on gross book value is unencumbered) consists of the following as of December 31, 2011 (dollars in thousands):

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$590,208	$292,236	5.10%	4.7	10
Tax-exempt secured notes payable	—	13,325	NA	—	—
Fannie Mae credit facilities	744,509	897,318	5.14%	6.0	12

Total fixed rate secured debt	1,334,717	1,202,879	5.12%	5.4	22
Variable Rate Debt
Mortgage notes payable	151,685	405,641	2.08%	1.4	6
Tax-exempt secured notes payable	94,700	94,700	0.77%	10.6	2
Fannie Mae credit facilities	310,451	260,450	1.63%	4.6	28

Total variable rate secured debt	556,836	760,791	1.60%	4.8	36

Total secured debt	$1,891,553	$1,963,670	4.10%	5.2	58

UDR has five secured credit facilities with Fannie Mae with an aggregate commitment of $1.3 billion at December 31, 2011. The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at our option. We have $744.5 million of the outstanding balance fixed at a weighted average interest rate of 5.14% and the remaining balance on these facilities is currently at a weighted average variable interest rate of 1.63%. Further information related to these credit facilities as of December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$1,054,960	$1,157,768
Weighted average borrowings during the period ended	1,139,588	1,198,771
Maximum daily borrowings during the period ended	1,157,557	1,209,739
Weighted average interest rate during the period ended	4.4%	4.6%
Weighted average interest rate at the end of the period	4.1%	4.5%

The Company will from time to time acquire properties subject to fixed rate debt instruments. In those situations, management will record the secured debt at its estimated fair value and amortize any difference between the fair value and par to interest expense over the life of the underlying debt instrument. The unamortized fair market adjustment was a net premium of $24.1 million and $694,000 at December 31, 2011 and 2010.

Fixed Rate Debt

Mortgage notes payable. Fixed rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from October 2012 through June 2032 and carry interest rates ranging from 3.25% to 6.76%. Mortgage notes payable includes debt associated with development activities.

Secured credit facilities. At December 31, 2011, the Company had $744.5 million outstanding of fixed rate secured credit facilities with Fannie Mae with a weighted average fixed interest rate of 5.14%.

Variable Rate Debt

Mortgage notes payable. Variable rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from August 2012 through October 2014. The mortgage notes payable are based on LIBOR plus some basis points, which translate into interest rates ranging from 0.99% to 2.94% at December 31, 2011.

Tax-exempt secured notes payable. The variable rate mortgage notes payable that secure tax-exempt housing bond issues mature in August 2019 and March 2030. Interest on these notes is payable in monthly installments. The variable mortgage notes have interest rates of 0.57% to 0.85% as of December 31, 2011.

Secured credit facilities. At December 31, 2011, the Company had $310.5 million outstanding of variable rate secured credit facilities with Fannie Mae with a weighted average floating interest rate of 1.63%.

The aggregate maturities, including amortizing principal payments, of our secured debt due during each of the next five calendar years and thereafter are as follows (dollars in thousands):

	Fixed		Variable
Year	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax-Exempt Notes Payable	Credit Facilities	Total Secured
2012	$65,480	$77,944	$64,345	$—	$99,042	$306,811
2013	23,378	38,632	62,490	—	—	124,500
2014	81,101	3,328	24,850	—	—	109,279
2015	201,691	3,522	—	—	—	205,213
2016	140,180	3,702	—	—	—	143,882
Thereafter	78,378	617,381	—	94,700	211,409	1,001,868

Total	$590,208	$744,509	$151,685	$94,700	$310,451	$1,891,553

Unsecured Debt	12 Months Ended
Dec. 31, 2011
Unsecure Debt Disclosure [Abstract]
UNSECURED DEBT

7. UNSECURED DEBT

A summary of unsecured debt as of December 31, 2011 and 2010 is as follows (dollars in thousands):

	December 31,
	2011	2010
Commercial Banks
Borrowings outstanding under an unsecured credit facility due October 2015 (a), (i)	$421,000	$—
Borrowings outstanding under an unsecured credit facility due July 2012 (b)	—	31,750
Senior Unsecured Notes
5.00% Medium-Term Notes due January 2012	100,000	100,000
1.71% Term Notes due December 2016 (i)	100,000	100,000
6.05% Medium-Term Notes due June 2013	122,500	122,500
5.13% Medium-Term Notes due January 2014	184,000	184,000
5.50% Medium-Term Notes due April 2014 (net of discount of $157 and $226)	128,343	128,274
5.25% Medium-Term Notes due January 2015 (includes discount of $390 and $519) (c)	324,785	324,656
5.25% Medium-Term Notes due January 2016	83,260	83,260
2.90% Term Notes due January 2016 (d), (i)	250,000	100,000
2.27% Term Notes due January 2016 (d)	—	150,000
8.50% Debentures due September 2024	15,644	15,644
4.25% Medium-Term Notes due June 2018 (net of discount of $2,751) (e), (i)	297,249	—
4.00% Convertible Senior Notes due December 2035 (f), (g)	—	167,750
3.625% Convertible Senior Notes due September 2011 (net of Subtopic 470-20 discount of $1,138 at December 31, 2010) (h), (g)	—	95,961
Other	36	39

	1,605,817	1,572,084

	$2,026,817	$1,603,834

(a)	On October 25, 2011, the Company entered into a $900 million unsecured revolving credit facility, replacing the Company’s $600 million facility noted in (b) below. The unsecured credit facility has an initial term of four years and includes a one-year extension option, and contains an accordion feature that allows the Company to increase the facility to $1.35 billion. Based on the Company’s current credit ratings, the credit facility carries an interest rate equal to LIBOR plus a spread of 122.5 basis points and a facility fee of 22.5 basis points (1.53% at December 31, 2011).
(b)	The unsecured credit facility provided us with an aggregate borrowing capacity of $600 million, which we could have increased to $750 million at our election under certain circumstances. The unsecured credit facility with a consortium of financial institutions carried an interest rate equal to LIBOR plus a spread of 47.5 basis points (0.89% interest rate at December 31, 2010). The facility was replaced in October 2011.
(c)	On December 7, 2009, the Company entered into an Amended and Restated Distribution Agreement with respect to the issue and sale by the Company from time to time of its Medium-Term Notes, Series A Due Nine Months or More From Date of Issue. During the three months ended March 31, 2010, the Company issued $150 million of 5.25% senior unsecured medium-term notes under the Amended and Restated Distribution Agreement. These notes were priced at 99.46% of the principal amount at issuance and had an unamortized discount of $390,000 and $519,000 at December 31, 2011 and 2010, respectively.
(d)	During the three months ended March 31, 2011, the Company entered into a new interest rate swap agreement for the remaining $150 million balance. In October 2011, the Company repriced the $250 million unsecured term loan such that the debt currently carries a floating rate of 142.5 basis points over LIBOR, below the previous pricing of 200 basis points over LIBOR.
(e)	On May 3, 2011, the Company entered into a Second Amended and Restated Distribution Agreement with respect to the issue and sale by the Company from time to time of its Medium-Term Notes, Series A Due Nine Months or More From Date of Issue. During the three months ended June 30, 2011, the Company issued $300 million of 4.25% senior unsecured medium-term notes under the Amended and Restated Distribution Agreement. These notes were priced at 98.988% of the principal amount at issuance and had a discount of $2.8 million at December 31, 2011.
(f)	During the year ended December 31, 2011, holders of the 4.00% Convertible Senior Notes due 2035 tendered $10.8 million of Notes. As a result, the Company retired debt with a notional value of $10.8 million and wrote off unamortized financing costs of $207,000.

On March 2, 2011, the Company called all of its outstanding 4.00% Convertible Senior Notes due 2035. The redemption date for the Notes was April 4, 2011, and the redemption price was 100% of the principal amount of the outstanding Notes, plus accrued and unpaid interest on the Notes to, but not including, the date of redemption. Subject to and in accordance with the terms and conditions set forth in the Indenture governing the Notes dated as of December 19, 2005, holders of Notes had the right to convert their Notes at any time until March 31, 2011, at a conversion rate of 38.8650 shares of our common stock per $1,000 principal amount of Notes (equivalent to a conversion price of approximately $25.73 per share). The Company accelerated the amortization of the remaining financing costs of $3.0 million to the April 4, 2011 redemption date during the year ended December 31, 2011.

(g)	ASC Subtopic 470-20 applies to all convertible debt instruments that have a “net settlement feature”, which means that such convertible debt instruments, by their terms, may be settled either wholly or partially in cash upon conversion. This guidance requires issuers of convertible debt instruments that may be settled wholly or partially in cash upon conversion to separately account for the liability and equity components in a manner reflective of the issuers’ nonconvertible debt borrowing rate. The guidance impacted the historical accounting for the 3.625% convertible senior notes due September 2011 and the 4.00% convertible senior notes due December 2035, and resulted in increased interest expense of $1.1 million, $3.5 million, and $4.3 million for the years ended December 31, 2011, 2010, and 2009, respectively.
(h)	During the year ended December 31, 2011, the Company paid $97.1 million at maturity.
(i)	The Operating Partnership is a guarantor at December 31, 2011.

The following is a summary of short-term bank borrowings under UDR’s bank credit facility at December 31, 2011 and 2010 (dollars in thousands):

	December 31,
	2011	2010
Total revolving credit facility	$900,000	$600,000
Borrowings outstanding at end of year (1)	421,000	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	450,000	337,600
Weighted average interest rate during the year ended	1.0%	0.8%
Interest rate at end of the year	1.5%	0.9%

(1)	Excludes $3.6 million of letters of credit at December 31, 2011

The aggregate maturities of unsecured debt for the five years subsequent to December 31, 2011 are as follows (dollars in thousands):

Year	Bank Lines	Unsecured Debt	Total Unsecured
2012	$—	$99,386	$99,386
2013	—	121,886	121,886
2014	—	311,930	311,930
2015	421,000	324,744	745,744
2016	—	432,840	432,840
Thereafter	—	315,031	315,031

Total	$421,000	$1,605,817	$2,026,817

Stockholders' equity	12 Months Ended
Dec. 31, 2011
Stockholders' equity [Abstract]
STOCKHOLDERS' EQUITY

8. STOCKHOLDERS’ EQUITY

UDR has an effective registration statement that allows the Company to sell an undetermined number of debt and equity securities as defined in the prospectus. The Company has the ability to issue 350,000,000 shares of common stock and 50,000,000 shares of preferred shares as of December 31, 2011.

During the year ended December 31, 2011, the Company entered into the following equity transactions for our common stock:

•	Issued 15,825,632 shares of common stock in connection with an “at the market” equity distribution program where we received net proceeds of approximately $383.8 million;

•	Issued 20,700,000 shares of common stock in connection with an underwritten public offering where we received net proceeds of approximately $496.3 million;

•	Issued 691,346 shares of common stock in connection with stock options exercised;

•	Issued 199,539 shares of common stock through the Company’s 1999 Long-Term Incentive Plan (the “LTIP”), net of forfeitures of 116,059; and

•	Converted 12,511 OP Units into Company common stock.

Distributions are subject to the approval of the Board of Directors and are dependent upon our strategy, financial condition and operating results. UDR common distributions for the years ended December 31, 2011 and 2010 totaled $0.80 and $0.73 per share, respectively. For taxable years ending on or before December 31, 2011, the IRS allowed REITS to distribute up to 90% of total distributions in common shares with the residual distributed in cash as a means of enhancing liquidity.

Preferred Stock

The Series E Cumulative Convertible Preferred Stock (“Series E”) has no stated par value and a liquidation preference of $16.61 per share. Subject to certain adjustments and conditions, each share of the Series E is convertible at any time and from time to time at the holder’s option into one share of our common stock prior to the Special Dividend (1.083 shares after the Special Dividend). The holders of the Series E are entitled to vote on an as-converted basis as a single class in combination with the holders of common stock at any meeting of our stockholders for the election of directors or for any other purpose on which the holders of common stock are entitled to vote. The Series E has no stated maturity and is not subject to any sinking fund or any mandatory redemption.

Distributions declared on the Series E for the years ended December 31, 2011 and 2010 were $1.33 per share. The Series E is not listed on any exchange. At December 31, 2011 and 2010, a total of 2,803,812 shares of the Series E were outstanding.

UDR is authorized to issue up to 20,000,000 shares of the Series F Preferred Stock (“Series F”). The Series F may be purchased by holders of UDR’s operating partnership units, or OP Units, at a purchase price of $0.0001 per share. OP Unitholders are entitled to subscribe for and purchase one share of UDR’s Series F for each OP Unit held. A total of 2,534,846 shares of the Series F were outstanding at a value of $253 at December 31, 2011and 2010. Holders of the Series F are entitled to one vote for each share of the Series F they hold, voting together with the holders of our common stock, on each matter submitted to a vote of security holders at a meeting of our stockholders. The Series F does not entitle its holders to any other rights, privileges or preferences.

In May 2007, UDR issued 5,400,000 shares of the 6.75% Series G Cumulative Redeemable Preferred Stock (“Series G”). The Series G has no stated par value and a liquidation preference of $25 per share. The Series G generally has no voting rights except under certain limited circumstances and as required by law. The Series G has no stated maturity and is not subject to any sinking fund or mandatory redemption and is not convertible into any of our other securities. The Series G is not redeemable prior to May 31, 2012. On or after this date, the Series G may be redeemed for cash at our option, in whole or in part, at a redemption price of $25 per share plus accrued and unpaid dividends. During the years ended December 31, 2011 and 2010, the Company repurchased 141,200 and 27,400 shares of Series G, respectively, for more or less than the liquidation preference of $25 per share resulting in a loss of $175,000 and a $25,000 benefit to our net income/(loss) attributable to common stockholders, respectively.

Distributions declared on the Series G for the year ended December 31, 2011 and 2010 were $1.69 per share. The Series G is listed on the NYSE under the symbol “UDRPrG”. At December 31, 2011 and 2010, a total of 3,264,362 and 3,405,562 shares of the Series G were outstanding, respectively.

Distribution Reinvestment and Stock Purchase Plan

UDR’s Distribution Reinvestment and Stock Purchase Plan (the “Stock Purchase Plan”) allows common and preferred stockholders the opportunity to purchase, through the reinvestment of cash dividends, additional shares of UDR’s common stock. From inception through December 31, 2008, shareholders have elected to utilize the Stock Purchase Plan to reinvest their distribution for the equivalent of 9,957,233 shares of Company common stock. Shares in the amount of 11,762,192 were reserved for issuance under the Stock Purchase Plan as of December 31, 2011. During the year ended December 31, 2011, UDR acquired all shares issued through the open market.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

9. EMPLOYEE BENEFIT PLANS

In May 2001, the stockholders of UDR approved the long term incentive plan (“LTIP”), which supersedes the 1985 Stock Option Plan. The LTIP authorizes the granting of awards which may take the form of options to purchase shares of common stock, stock appreciation rights, restricted stock, dividend equivalents, other stock-based awards, and any other right or interest relating to common stock or cash incentive awards to Company directors, employees and outside trustees to promote the success of the Company by linking individual’s compensation via grants of share based payment. During the year ended December 31, 2009, the stockholders of UDR voted to amend and restate the LTIP to increase the number of shares reserved from 4,000,000 shares to 16,000,000 shares on an unadjusted basis for issuance upon the grant or exercise of awards under the LTIP, which all can be for incentive stock option grants. The LTIP generally provides, among other things, that options are granted at exercise prices not lower than the market value of the shares on the date of grant and that options granted must be exercised within 10 years. As of December 31, 2011, there were 8,726,944 common shares available for issuance under the LTIP.

The LTIP contains change of control provisions allowing for the immediate vesting of an award upon certain events such as a merger where UDR is not the surviving entity. Upon the death or disability of an award recipient all outstanding instruments will vest and all restrictions will lapse. Further, upon the retirement of an award recipient, all outstanding instruments will vest and all restrictions will lapse. The LTIP specifies that in the event of a capital transaction, which includes but is not limited to stock dividends, stock splits, extraordinary cash dividends and spin-offs, the number of shares available for grant in totality or to a single individual is to be adjusted proportionately. The LTIP specifies that when a capital transaction occurs that would dilute the holder of the stock award, prior grants are to be adjusted such that the recipient is no worse as a result of the capital transaction.

A summary of UDR’s stock option and restricted stock activities during the year ended December 31, 2011 is as follows:

	Option Outstanding		Option Exercisable		Restricted Stock
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number Of shares	Weighted Average Fair Value Per Restricted Stock
Balance, December 31, 2010	3,837,177	$12.00	1,880,168	$13.19	1,433,299	$27.06
Granted	—	—			199,539	23.14
Exercised	(937,377)	10.24			—	—
Vested	—	—			(309,013)	19.78
Forfeited	(208,998)	12.00			(116,059)	19.43

Balance, December 31, 2011	2,690,802	$12.61	1,905,015	$13.25	1,207,766	$16.24

Stock Option Plan

UDR has granted stock options to our employees, subject to certain conditions. Each stock option is exercisable into one common share.

Total remaining compensation cost related to unvested share options as of December 31, 2011 was approximately $95,000.

The weighted average remaining contractual life on all options outstanding as of December 31, 2011 is 9 years. 2,194,957 of share options had exercise prices at $10.06; 26,234 of share options had exercise prices between $13.15 and $13.74; 469,611 of share options had exercise prices between $24.38 and $25.10.

During the years ended December 31, 2011, 2010, and 2009, respectively, we recognized $1.1 million, $1.3 million, and $1.3 million of net compensation expense related to outstanding stock options.

Restricted Stock Awards

Restricted stock is granted to Company employees, officers, consultants, and directors. The restricted stock is valued on the grant date based upon the market price of UDR common stock on the date of grant. Compensation expense is recorded over the vesting period, which is generally three to four years. Restricted stock earn dividends payable in cash until the earlier of the date of the underlying restricted stock is exercised or the expiration of the underlying restricted stock award. Some of the restricted stock is performance based and is adjusted based on the Company’s performance. For the years ended December 31, 2011, 2010, and 2009, we recognized $9.8 million, $12.2 million, and $7.6 million of compensation expense related to the amortization of restricted stock, respectively. As of December 31, 2011, the Company had issued 2,833,843 shares of restricted stock under the LTIP. The total remaining compensation cost on unvested restricted stock awards was $7.0 million and has a weighted average remaining contractual life of one year as of December 31, 2011.

Profit Sharing Plan

Our profit sharing plan (the “Plan”) is a defined contribution plan covering all eligible full-time employees. Under the Plan, UDR makes discretionary profit sharing and matching contributions to the Plan as determined by the Compensation Committee of the Board of Directors. Aggregate provisions for contributions, both matching and discretionary, which are included in UDR’s Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009 was $0.7 million.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

For 2011, 2010, and 2009, UDR believes that we have complied with the REIT requirements specified in the Code. As such the REIT would generally not be subject to federal income taxes.

For income tax purposes, distributions paid to common stockholders may consist of ordinary income, qualified dividends, capital gains, unrecaptured section 1250 gains, return of capital, or a combination thereof. Distributions that exceed our current and accumulated earnings and profits constitute a return of capital rather than taxable income and reduce the stockholder’s basis in their common shares. To the extent that a distribution exceeds both current and accumulated earnings and profits and the stockholder’s basis in the common shares, it generally will be treated as a gain from the sale or exchange of that stockholder’s common shares. Taxable distributions paid per common share were taxable as follows for the years ended December 31:

	December 31,
	2011	2010	2009
Ordinary income	$0.49	$0.69	$0.08
Long-term capital gain	0.07	0.03	0.54
Unrecapture section 1250 gain	0.21	0.01	0.05

	$0.77	$0.73	$0.67

We have Taxable REIT Subsidiaries (“TRS”) that are subject to state and federal income taxes. A TRS is a C-corporation which has not elected REIT status and as such is subject to United States Federal and state income tax. The components of the provision for income taxes are as follows for the years ended December 31, (dollars in thousands):

	December 31,
	2011	2010	2009
Income tax expense/(benefit)
Current
Federal	$463	$(3,510)	$(11,925)
State	552	977	(2,573)

Total current	1,015	(2,533)	(14,498)

Deferred
Federal	6,646	119	12,030
State	(90)	(119)	2,779

Total deferred	6,556	—	14,809

Total income tax expense/(benefit)	$7,571	$(2,533)	$311

Classification of income tax (benefit)/expense
Continuing operations	$(5,647)	$(2,533)	$311
Discontinued operations	13,218	—	—

Deferred income taxes are provided for the change in temporary differences between the basis of certain assets and liabilities for financial reporting purposes and income tax reporting purposes. The expected future tax rates are based upon enacted tax laws. The components of our TRS deferred tax assets and liabilities are as follows for the years ended December 31, (dollars in thousands):

	2011	2010	2009
Deferred tax assets:
Federal and state tax attributes	$24,524	$33,053	$20,239
Book/tax depreciation	10,045	9,708	3,946
Construction capitalization differences	5,948	5,235	3,045
Investment in partnerships	3,618	3,346	4,711
Debt and interest deductions	—	10,784	8,175
Other	999	586	285

Total deferred tax assets	45,134	62,712	40,401
Valuation allowance	(45,134)	(55,516)	(33,554)

Net deferred tax assets	—	7,196	6,847

Deferred tax liabilities:
Other	—	(640)	(291)

Total deferred tax liabilities	—	(640)	(291)

Net deferred tax asset	$—	$6,556	$6,556

Income tax expense/(benefit) differed from the amounts computed by applying the U.S. statutory rate of 35% to pretax income or (loss) for the years ended December 31, as follows (dollars in thousands):

	2011	2010	2009
Income tax expense/(benefit)
U.S. federal income tax expense/(benefit)	$11,715	$(16,006)	$(17,042)
State income tax provision/(benefit)	2,099	19	(1,391)
Other items	1,227	(5,100)	1,260
Valuation allowance	(7,470)	18,554	17,484

Total income tax expense/(benefit)	$7,571	$(2,533)	$311

As of December 31, 2011, the Company, through our TRS, had federal net loss carryovers (“NOL”) of approximately $64.7 million. Of the total NOL, $2.0 million expires in 2028, $30.0 million expires in 2029 and the remaining $32.7 million expires in 2030. As of December 31, 2011, the TRS had state NOL of approximately $60.6 million expiring in 2020 through 2030. As of December 31, 2011, the Company had a valuation allowance of $45.1 million against 100% of its deferred tax assets and 100% of its net operating losses. During the year ended December 31, 2011, the Company had a net change of $10.4 million in the valuation allowance.

FASB ASC 740, Income Taxes (“Topic 740”) defines a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Topic 740 requires the financial statements reflect expected future tax consequences of income tax positions presuming the taxing authorities’ full knowledge of the tax position and all relevant facts, but without considering time values. Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting for interim periods, disclosure and transition.

The Company evaluates our tax position using a two-step process. First, we determine whether a tax position is more likely than not (greater than 50 percent probability) to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company will then determine the amount of benefit to recognize and record the amount of the benefit that is more likely than not to be realized upon ultimate settlement. When applicable, UDR recognizes interest and/or penalties related to uncertain tax positions in income tax expense. As of December 31, 2011 and 2010, UDR does not believe we have any unrecognized tax benefits.

The Company files income tax returns in federal and various state jurisdictions. With few exceptions, the Company is no longer subject to federal, state and local income tax examination by tax authorities for years prior to 2008. The tax years 2008-2010 remain open to examination by the major taxing jurisdictions to which the Company is subject.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS

11. NONCONTROLLING INTERESTS

Redeemable noncontrolling interests in operating partnerships

Interests in operating partnerships held by limited partners are represented by operating partnership units (“OP Units”). The income is allocated to holders of OP Units based upon net income attributable to common stockholders and the weighted average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to non-controlling interests in accordance with the terms of the individual partnership agreements.

Limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount as defined in the limited partnership agreement of the Operating Partnership (the “Partnership Agreement”), provided that such OP Units have been outstanding for at least one year. UDR, as the general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of common stock of the Company for each OP Unit), as defined in the Partnership Agreement. Accordingly, the Company records the OP Units outside of permanent equity and reports the OP Units at their redemption value using the Company’s common stock price at each balance sheet date.

The following table sets forth redeemable noncontrolling interests in the Operating Partnership for the following periods (dollars in thousands):

	Years Ended December 31,
	2011	2010
Redeemable noncontrolling interests in the OP, December 31, 2010	$119,057	$98,758
Mark to market adjustment to redeemable noncontrolling interests in the OP	13,978	48,236
Conversion of OP Units to Common Stock	(287)	(18,429)
Repurchase of OP Units from redeemable noncontrolling interests	—	(327)
Net income/(loss) attributable to redeemable noncontrolling
interests in the OP	395	(3,835)
OP units issued for partial consideration in community acquisition	111,034	—
Distributions to redeemable noncontrolling interests in the OP	(7,298)	(5,228)
Allocation of other comprehensive (loss)/income	(404)	(118)

Ending redeemable noncontrolling interests in the OP	$236,475	$119,057

The following sets forth net loss attributable to common stockholders and transfers from redeemable noncontrolling interests in the Operating Partnership for the following periods (dollars in thousands):

	Years Ended December 31,
	2011	2010	2009
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)
Conversion of OP units to UDR Common Stock	287	18,429	21,117

Change in equity from net income/(loss) attributable to common stockholders and conversion of OP units to UDR Common Stock	$10,824	$(93,933)	$(74,741)

Non-controlling interests

Non-controlling interests represent interests of unrelated partners in certain consolidated affiliates, and is presented as part of equity in the Consolidated Balance Sheets since these interests are not redeemable into any other ownership interests of the Company. During the years ended December 31, 2011, 2010, and 2009, net income attributable to non-controlling interests was $167,000; $146,000 and $191,000, respectively.

Fair Value of Derivatives and Financial Instruments	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF DERIVATIVES AND FINANCIAL INSTRUMENTS

12. FAIR VALUE OF DERIVATIVES AND FINANCIAL INSTRUMENTS

Fair value is based on the price that would be received to sell an asset or the exit price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level valuation hierarchy prioritizes observable and unobservable inputs used to measure fair value. The fair value hierarchy consists of three broad levels, which are described below:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

•

Level 2 - Observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.

•

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The estimated fair values of the Company’s financial instruments either recorded or disclosed on a recurring basis as of December 31, 2011 and 2010 are summarized as follows (dollars in thousands):

		Fair Value at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Derivatives- Interest rate contracts (c)	$89	$—	$89	$—

Total assets	$89	$—	$89	$—

Derivatives- Interest rate contracts (c)	$13,660	$—	$13,660	$—
Contingent purchase
Consideration (d)	3,000	—	—	3,000
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	635,531	—	—	635,531
Fannie Mae credit facilities	799,584	—	—	799,584
Secured debt instruments- variable rate: (a)	—
Mortgage notes payable	151,685	—	—	151,685
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	310,451	—	—	310,451
Unsecured debt instruments: (b)	—
Commercial bank	421,000	—	—	421,000
Senior Unsecured Notes	1,675,189	—	—	1,675,189

Total liabilities	$4,104,800	$—	$13,660	$4,091,140

		Fair Value at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Available-for-sale equity securities	$3,866	$3,866	$—	$—
Derivatives- Interest rate contracts (c)	514	—	514	—

Total assets	$4,380	$3,866	$514	$—

Derivatives- Interest rate contracts (c)	$6,597	$—	$6,597	$—
Contingent purchase consideration (d)	5,402	—	—	5,402
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	306,515	—	—	306,515
Tax-exempt secured notes payable	13,885	—	—	13,885
Fannie Mae credit facilities	927,413	—	—	927,413
Secured debt instruments- variable rate: (a)
Mortgage notes payable	405,641	—	—	405,641
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	260,450	—	—	260,450
Unsecured debt instruments: (b)
Commercial bank	31,750	—	—	31,750
Senior Unsecured Notes	1,625,492	264,849	—	1,360,643

Total liabilities	$3,677,845	$264,849	$6,597	$3,406,399

Redeemable Non-controlling Interests	$119,057	$—	$119,057	$—

(a)	See Note 6, Secured Debt
(b)	See Note 7, Unsecured Debt
(c)	See Note 13, Derivatives and Hedging Activity
(d)	In the first quarter of 2010, the Company accrued a liability of $6.0 million related to a contingent purchase consideration on one of its properties. The contingent consideration was determined based on the fair market value of the related asset which is estimated using Level 3 inputs utilized in a third party appraisal. The Company paid approximately $635,000 of the liability during the year ended December 31, 2010. The remaining balance of $5.4 million was paid during the year ended December 31, 2011 in conjunction with the sale of the property. The fair value of the contingent purchase consideration is also inclusive of $3.0 million accrued in relation to our acquisition of a development property in a consolidated joint venture as of and during the year ended December 31, 2011. (See Note 5, Joint Ventures.)

Financial Instruments Carried at Fair Value

The fair values of the corporate equity securities are determined by Level 1 inputs which utilize quoted prices in active markets where we have the ability to access values for identical assets.

The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The fair values of interest rate options are determined using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. The variable interest rates used in the calculation of projected receipts on the cap are based on an expectation of future interest rates derived from observable market interest rate curves and volatilities.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011 and 2010, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

Redeemable non-controlling interests in the Operating Partnership have a redemption feature and are marked to their redemption value. The redemption value is based on the fair value of the Company’s Common Stock at the redemption date, and therefore, is calculated based on the fair value of the Company’s Common Stock at the balance sheet date. Since the valuation is based on observable inputs such as quoted prices for similar instruments in active markets, redeemable non-controlling interests in the Operating Partnership are classified as Level 2.

Financial Instruments Not Carried at Fair Value

At December 31, 2011, the fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaids, real estate taxes payable, accrued interest payable, security deposits and prepaid rent, distributions payable and accounts payable approximated their carrying values because of the short term nature of these instruments. The estimated fair values of other financial instruments were determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair values. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company would realize on the disposition of the financial instruments. The use of different market assumptions or estimation methodologies may have a material effect on the estimated fair value amounts.

We estimate the fair value of our debt instruments by discounting the remaining cash flows of the debt instrument at a discount rate equal to the replacement market credit spread plus the corresponding treasury yields. Factors considered in determining a replacement market credit spread include general market conditions, borrower specific credit spreads, time remaining to maturity, loan-to-value ratios and collateral quality (Level 3).

We estimated the fair value of our Convertible Senior Unsecured Notes based on Level 1 inputs which utilize quoted prices in active markets where we had the ability to access value for identical liabilities.

We record impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by the future operation and disposition of those assets are less than the net book value of those assets. Our cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. The net book value of impaired assets is reduced to fair value. Our estimates of fair value represent our best estimate based upon Level 3 inputs such as industry trends and reference to market rates and transactions.

We consider various factors to determine if a decrease in the value of our investments in an unconsolidated joint venture is other-than-temporary. These factors include, but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, the fair value of the underlying property of the joint venture, and the relationships with the other joint venture partners and its lenders. Based on the significance of the unobservable inputs, we classify these fair value measurements within Level 3 of the valuation hierarchy. The Company did not incur any other-than-temporary decrease in the value of its investments in unconsolidated joint ventures during the years ended December 31, 2011 and 2010, respectively.

After determining an other-than-temporary decrease in the value of an equity method investment has occurred, we estimate the fair value of our investment by estimating the proceeds we would receive upon a hypothetical liquidation of the investment at the date of measurement. Inputs reflect management’s best estimate of what market participants would use in pricing the investment giving consideration to the terms of the joint venture agreement and the estimated discounted future cash flows to be generated from the underlying joint venture assets. The inputs and assumptions utilized to estimate the future cash flows of the underlying assets are based upon the Company’s evaluation of the economy, market trends, operating results, and other factors, including judgments regarding costs to complete any construction activities, lease up and occupancy rates, rental rates, inflation rates, capitalization rates utilized to estimate the projected cash flows at the disposition, and discount rates.

United Dominion Realty L.P
FAIR VALUE OF DERIVATIVES AND FINANCIAL INSTRUMENTS
7.	FAIR VALUE OF DERIVATIVES AND FINANCIAL INSTRUMENTS

Fair value is based on the price that would be received to sell an asset or the exit price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level valuation hierarchy prioritizes observable and unobservable inputs used to measure fair value. The fair value hierarchy consists of three broad levels, which are described below:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

•

Level 2 - Observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.

•

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The estimated fair values of the Operating Partnership’s financial instruments either recorded or disclosed on a recurring basis as of December 31, 2011 and 2010 are summarized as follows (dollars in thousands):

		Fair Value at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Derivatives- Interest rate contracts (b)	$71	$—	$71	$—

Total assets	$71	$—	$71	$—

Derivatives- Interest rate contracts (b)	$6,207	$—	$6,207	$—
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	495,412	—	—	495,412
Fannie Mae credit facilities	462,621	—	—	462,621
Secured debt instruments- variable rate: (a)
Mortgage notes payable	37,415	—	—	37,415
Tax-exempt secured notes payable	27,000	—	—	27,000
Fannie Mae credit facilities	222,608	—	—	222,608

Total liabilities	$1,251,263	$—	$6,207	$1,245,056

		Fair Value at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Derivatives- Interest rate contracts (b)	$376	$—	$376	$—

Total assets	$376	$—	$376	$—

Derivatives- Interest rate contracts (b)	$5,111	$—	$5,111	$—
Contingent purchase consideration (c)	5,402	—	—	5,402
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	205,750	—	—	205,750
Tax-exempt secured notes payable	13,885	—	—	13,885
Fannie Mae credit facilities	576,069	—	—	576,069
Secured debt instruments- variable rate: (a)
Mortgage notes payable	100,590	—	—	100,590
Tax-exempt secured notes payable	27,000	—	—	27,000
Fannie Mae credit facilities	175,948	—	—	175,948

Total liabilities	$1,109,755	$—	$5,111	$1,104,644

(a)	See Note 5, Debt
(b)	See Note 8, Derivatives and Hedging Activity
(c)	In the first quarter of 2010, the Operating Partnership accrued a liability of $6.0 million related to a contingent purchase consideration on one of its properties. The contingent consideration was determined based on the fair market value of the related asset which is estimated using Level 3 inputs utilized in a third party appraisal. The Operating Partnership paid approximately $635,000 of the liability during the year ended December 31, 2010. The remaining balance of $5.4 million was paid during the year ended December 31, 2011 in conjunction with the sale of the property.

Financial Instruments Carried at Fair Value

The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The fair values of interest rate options are determined using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. The variable interest rates used in the calculation of projected receipts on the cap are based on an expectation of future interest rates derived from observable market interest rate curves and volatilities.

The Operating Partnership incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Operating Partnership has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Operating Partnership has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011 and 2010, the Operating Partnership has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Operating Partnership has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

Financial Instruments Not Carried at Fair Value

At December 31, 2011, the fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaids, real estate taxes payable, accrued interest payable, security deposits and prepaid rent, distributions payable and accounts payable approximated their carrying values because of the short term nature of these instruments. The estimated fair values of other financial instruments were determined by the Operating Partnership using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair values. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Operating Partnership would realize on the disposition of the financial instruments. The use of different market assumptions or estimation methodologies may have a material effect on the estimated fair value amounts.

The General Partner estimates the fair value of our debt instruments by discounting the remaining cash flows of the debt instrument at a discount rate equal to the replacement market credit spread plus the corresponding treasury yields. Factors considered in determining a replacement market credit spread include general market conditions, borrower specific credit spreads, time remaining to maturity, loan-to-value ratios and collateral quality (Level 3).

The Operating Partnership records impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by the future operation and disposition of those assets are less than the net book value of those assets. Cash flow estimates are based upon historical results adjusted to reflect management’s best estimate of future market and operating conditions and our estimated holding periods. The net book value of impaired assets is reduced to fair value. The General Partner’s estimates of fair value represent management’s estimates based upon Level 3 inputs such as industry trends and reference to market rates and transactions.

Derivatives and Hedging Activity	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITY

13. DERIVATIVES AND HEDGING ACTIVITY

Risk Management Objective of Using Derivatives

The Company is exposed to certain risk arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company may enter into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up front premium.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in “Accumulated Other Comprehensive Income/(Loss)” and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the years ended December 31, 2011, 2010 and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended December 31, 2011, 2010 and 2009, the Company recorded less than a $1,000 loss of ineffectiveness in earnings attributable to reset date and index mismatches between the derivative and the hedged item, and the fair value of interest rate swaps that were not zero at inception of the hedging relationship. During the year ended December 31, 2011, the Company reclassified $58,000 loss from Other Comprehensive Income/(Loss) to earnings due to forecasted transactions no longer probable of occurring which was the result of the sale of an operating apartment community.

Amounts reported in “Accumulated Other Comprehensive Income/(Loss)” related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. Through December 31, 2012, the Company estimates that an additional $6.3 million will be reclassified as an increase to interest expense.

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Number of Instruments	Notional
Interest rate swaps	13	$509,787
Interest rate caps	5	274,291

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging (formerly SFAS 133, “Accounting for Derivative Instruments and Hedging Activities”). Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a loss of $23,000 and $991,000 for the years ended December 31, 2011 and 2010, respectively, and a gain of $593,000 for the year ended December 31, 2009. As of December 31, 2011, the Company had the following outstanding derivatives that were not designated as hedges in qualifying hedging relationships (dollar amounts in thousands):

Product	Number of Instruments	Notional
Interest rate caps	3	$172,697

Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 (dollar amounts in thousands).

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value at December 31,		Balance Sheet Location	Fair Value at December 31,
		2011	2010		2011	2010
Derivatives designated as hedging instruments:
Interest Rate Products	Other Assets	$71	$243	Other Liabilities	$13,660	$6,597

Total		$71	$243		$13,660	$6,597

Derivatives not designated as hedging instruments:
Interest Rate Products	Other Assets	$18	$271	Other Liabilities	$—	$—

Total		$18	$271		$—	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statements of Operations

The tables below present the effect of the Company’s derivative financial instruments on the Consolidated Statements of Operations for the three years ended December 31, (dollar amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	December 31,				December 31,				December 31,
	2011	2010	2009		2011	2010	2009		2011	2010	2009
Interest Rate Products	$(16,477)	$(9,273)	$(3,949)	Interest expense	$(9,132)	$(6,777)	$(12,082)	Other expense	$(58)	$(1)	$—

Total	$(16,477)	$(9,273)	$(3,949)		$(9,132)	$(6,777)	$(12,082)		$(58)	$(1)	$—

Derivatives Not Designated as Hedging Instruments	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
		2011	2010	2009
Interest Rate Products	Other (expense)/income	$(23)	$(991)	$593

Total		$(23)	$(991)	$593

Credit-risk-related Contingent Features

The Company has agreements with some of its derivative counterparties that contain a provision where (1) if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations; or (2) the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.

Certain of the Company’s agreements with its derivative counterparties contain provisions where if there is a change in the Company’s financial condition that materially changes the Company’s creditworthiness in an adverse manner, the Company may be required to fully collateralize its obligations under the derivative instrument.

The Company also has an agreement with a derivative counterparty that incorporates the loan and financial covenant provisions of the Company’s indebtedness with a lender affiliate of the derivative counterparty. Failure to comply with these covenant provisions would result in the Company being in default on any derivative instrument obligations covered by the agreement.

As of December 31, 2011, the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $14.4 million. As of December 31, 2011, the Company has not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreements at their termination value of $14.4 million.

United Dominion Realty L.P
DERIVATIVES AND HEDGING ACTIVITY
8.	DERIVATIVES AND HEDGING ACTIVITY

Risk Management Objective of Using Derivatives

The Operating Partnership is exposed to certain risk arising from both its business operations and economic conditions. The General Partner principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The General Partner manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and through the use of derivative financial instruments. Specifically, the General Partner enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The General Partner’s and the Operating Partnership’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the General Partner’s known or expected cash receipts and its known or expected cash payments principally related to the General Partner’s investments and borrowings.

Cash Flow Hedges of Interest Rate Risk

The General Partner’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the General Partner primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the General Partner making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up front premium.

A portion of the General Partner’s interest rate derivatives have been allocated to the Operating Partnership based on the General Partner’s underlying debt instruments allocated to the Operating Partnership. (See Note 5, Debt.)

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in “Accumulated Other Comprehensive Income/(Loss)” and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the years ended December 31, 2011, 2010 and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended December 31, 2011, 2010 and 2009, the Operating Partnership recorded less than $1,000 of ineffectiveness in earnings attributable to reset date and index mismatches between the derivative and the hedged item.

Amounts reported in “Accumulated Other Comprehensive Income/(Loss)” related to derivatives will be reclassified to interest expense as interest payments are made on the General Partner’s variable-rate debt that is allocated to the Operating Partnership. During the next twelve months through December 31, 2012, we estimate that an additional $2.9 million will be reclassified as an increase to interest expense.

As of December 31, 2011, the Operating Partnership had the following outstanding interest rate derivatives designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Number of Instruments	Notional
Interest rate swaps	4	$172,813
Interest rate caps	5	$245,954

Derivatives not designated as hedges are not speculative and are used to manage the General Partner’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in losses of $204,000 and $684,000 and a gain of $538,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

As of December 31, 2011, we had the following outstanding derivatives that were not designated as hedges in qualifying hedging relationships (dollar amounts in thousands):

Product	Number of Instruments	Notional
Interest rate caps	1	$79,847

Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of our derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010 (dollar amounts in thousands).

	Asset Derivatives			Liability Derivatives
		Fair Value at			Fair Value at
	Balance Sheet Location	December 31,		Balance Sheet Location	December 31,
		2011	2010		2011	2010
Derivatives designated as hedging instruments:
Interest Rate Products	Other Assets	$64	$217	Other Liabilities	$6,207	$5,111

Total derivatives designated as hedging instruments		$64	$217		$6,207	$5,111

Derivatives not designated as hedging instruments:
Interest Rate Products	Other Assets	$7	$159	Other Liabilities	$—	$—

Total derivatives not designated as hedging instruments		$7	$159		$—	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statements of Operations

The tables below present the effect of the derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009 (dollar amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)
	For the Years Ended December 31,				For the Years Ended December 31,
	2011	2010	2009		2011	2010	2009
Interest Rate Products	$(6,119)	$(6,631)	$(2,676)	Interest expense	$(4,719)	$(4,281)	$(4,397)

Total	$(6,119)	$(4,281)	$(2,676)		$(4,719)	$(6,631)	$(4,397)

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		For the Years Ended December 31,
		2011	2010	2009
Interest Rate Products	Other income /(expense)	$(204)	$(684)	$538

Total		$(204)	$(684)	$538

Credit-risk-related Contingent Features

The General Partner has agreements with some of its derivative counterparties that contain a provision where (1) if the General Partner defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the General Partner could also be declared in default on its derivative obligations; or (2) the General Partner could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the General Partner’s default on the indebtedness.

Certain of the General Partner ‘s agreements with its derivative counterparties contain provisions where if there is a change in the General Partner’s financial condition that materially changes the General Partner ‘s creditworthiness in an adverse manner, the General Partner may be required to fully collateralize its obligations under the derivative instrument.

The General Partner also has an agreement with a derivative counterparty that incorporates the loan and financial covenant provisions of the General Partner’s indebtedness with a lender affiliate of the derivative counterparty. Failure to comply with these covenant provisions would result in the General Partner being in default on any derivative instrument obligations covered by the agreement.

As of December 31, 2011, the fair value of derivatives in a net liability position that were allocated to the Operating Partnership, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $6.5 million. As of December 31, 2011, the General Partner has not posted any collateral related to these agreements. If the General Partner had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreements at their termination value of $6.5 million.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Commitments

Real Estate Under Development

The following summarizes the Company’s real estate commitments at December 31, 2011 (dollars in thousands):

	Number of Properties	Costs Incurred to Date	Expected Costs to Complete (unaudited)	Ownership Stake
Wholly owned - under development	7	$248,746	$425,529	100%
Joint ventures:
Consolidated Joint Ventures	1	13,072	32,928	90%
Unconsolidated Joint Ventures	3	37,913	142,987	95%

		$299,731	$601,444

Ground and Other Leases

UDR owns six communities which are subject to ground leases expiring between 2019 and 2103. In addition, UDR is party to various operating leases related to office space rented by the Company with expiration dates though 2016. The leases are accounted for in accordance with FASB ASC 840, Leases. Future minimum lease payments as of December 31, 2011 are as follows (dollars in thousands):

	Ground Leases (a)	Office Space
2012	$5,043	$458
2013	5,043	478
2014	5,043	498
2015	5,043	499
2016	5,043	40
Thereafter	314,914	—

	$340,129	$1,973

(a)	For purposes of our ground lease contracts, the Company uses the minimum lease payment, if stated in the agreement. For ground lease agreements where there is a reset provision based on the communities appraised value or consumer price index but does not include a specified minimum lease payment, the Company uses the current rent over the remainder of the lease term.

UDR incurred $4.9 million, $4.8 million, $5.0 million of ground rent expense for the years ended December 31, 2011, 2010, and 2009, respectively. The Company incurred $1.2 million, $1.1 million, $2.0 million of rent expense related to office space for the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

Litigation and Legal Matters

UDR is subject to various legal proceedings and claims arising in the ordinary course of business. UDR cannot determine the ultimate liability with respect to such legal proceedings and claims at this time. UDR believes that such liability, to the extent not provided for through insurance or otherwise, will not have a material adverse effect on our financial condition, results of operations or cash flow.

United Dominion Realty L.P
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

Commitments

Ground Leases

The Operating Partnership owns five communities which are subject to ground leases expiring between 2019 and 2103. The leases are accounted for in accordance with FASB ASC 840, Leases. Future minimum lease payments as of December 31, 2011 are $4.9 million for each of the years ending December 31, 2012 to 2016, and a total of $314.5 million for years thereafter. For purposes of our ground lease contracts, the Operating Partnership uses the minimum lease payment, if stated in the agreement. For ground lease agreements where there is a reset provision based on the communities appraised value or consumer price index but does not included a specified minimum lease payment, the Operating Partnership uses the current rent over the remainder of the lease term.

The Operating Partnership incurred $4.9 million, $4.7 million, and $4.6 million of ground rent expense for the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

Litigation and Legal Matters

The Operating Partnership is subject to various legal proceedings and claims arising in the ordinary course of business. The Operating Partnership cannot determine the ultimate liability with respect to such legal proceedings and claims at this time. The General Partner believes that such liability, to the extent not provided for through insurance or otherwise, will not have a material adverse effect on the Operating Partnership’s financial condition, results of operations or cash flow.

Reportable Segments	12 Months Ended
Dec. 31, 2011
REPORTABLE SEGMENTS

15. REPORTABLE SEGMENTS

FASB ASC Topic 280, Segment Reporting (“Topic 280”), requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance. UDR’s chief operating decision maker is comprised of several members of its executive management team who use several generally accepted industry financial measures to assess the performance of the business for our reportable operating segments.

UDR owns and operates multifamily apartment communities throughout the United States that generate rental and other property related income through the leasing of apartment homes to a diverse base of tenants. The primary financial measures for UDR’s apartment communities are rental income and net operating income (“NOI”). Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. NOI is defined as total revenues less direct property operating expenses. UDR’s chief operating decision maker utilizes NOI as the key measure of segment profit or loss.

UDR’s two reportable segments are same communities and non-mature/other communities:

•

Same store communities represent those communities acquired, developed, and stabilized prior to January 1, 2010, and held as of December 31, 2011. A comparison of operating results from the prior year is meaningful as these communities were owned and had stabilized occupancy and operating expenses as of the beginning of the prior year, there is no plan to conduct substantial redevelopment activities, and the community is not held for sale within the current year. A community is considered to have stabilized occupancy once it achieves 90% occupancy for at least three consecutive months.

•

Non-mature/other communities represent those communities that were acquired or developed in 2009, 2010 or 2011, sold properties, redevelopment properties, properties classified as real estate held for sale, condominium conversion properties, joint venture properties, properties managed by third parties, and the non-apartment components of mixed use properties.

Management evaluates the performance of each of our apartment communities on a same community and non-mature/other basis, as well as individually and geographically. This is consistent with the aggregation criteria of Topic 280 as each of our apartment communities generally has similar economic characteristics, facilities, services, and tenants. Therefore, the Company’s reportable segments have been aggregated by geography in a manner identical to that which is provided to the chief operating decision maker.

All revenues are from external customers and no single tenant or related group of tenants contributed 10% or more of UDR’s total revenues during the years ended December 31, 2011, 2010, or 2009.

The accounting policies applicable to the operating segments described above are the same as those described in Note 2, Significant Accounting Policies. The following table details rental income and NOI from continuing and discontinued operations for UDR’s reportable segments for the years ended December 31, 2011, 2010, and 2009, and reconciles NOI to loss from continuing operations per the consolidated statement of operations (dollars in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Communities
Western Region	$185,759	$177,771	$182,120
Mid-Atlantic Region	136,105	130,716	127,161
Southeastern Region	100,741	97,325	96,283
Southwestern Region	35,266	33,727	33,351
Non-Mature communities/Other	273,087	194,329	163,984

Total segment and consolidated rental income	$730,958	$633,868	$602,899

Reportable apartment home segment NOI
Same Communities
Western Region	$129,292	$121,338	$127,653
Mid-Atlantic Region	93,926	89,175	86,256
Southeastern Region	63,649	61,587	59,788
Southwestern Region	20,319	19,205	17,870
Non-Mature communities/Other	177,574	119,759	106,893

Total segment and consolidated NOI	484,760	411,064	398,460

Reconciling items:
Non-property income	17,422	14,347	14,274
Property management	(20,101)	(17,432)	(16,581)
Other operating expenses	(6,217)	(5,848)	(6,485)
Depreciation and amortization	(370,343)	(303,446)	(278,391)
Interest, net	(158,333)	(150,796)	(142,152)
General and administrative	(45,915)	(45,243)	(39,035)
Severance costs and other restructuring charges	(1,342)	(6,803)	—
Other depreciation and amortization	(3,931)	(4,843)	(5,161)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Redeemable noncontrolling interests in OP	(395)	3,835	4,282
Non-controlling interests	(167)	(146)	(191)
Tax (expense)/ benefit	(7,571)	2,533	(311)
Gain on the sale of depreciable property	138,508	4,083	2,424

Net income/(loss) attributable to UDR, Inc.	$20,023	$(102,899)	$(87,532)

The following table details the assets of UDR’s reportable segments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Communities
Western Region	$1,938,696	$1,920,742
Mid-Atlantic Region	1,154,559	1,144,527
Southeastern Region	801,712	792,338
Southwestern Region	343,457	340,246
Non-Mature communities/Other	3,836,047	2,683,494

Total segment assets	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Total segment assets - net book value	6,242,744	5,243,021

Reconciling items:
Cash and cash equivalents	12,503	9,486
Marketable securities	—	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	—	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596

Total consolidated assets	$6,721,354	$5,529,540

Capital expenditures related to our same communities totaled $41.5 million, $36.5 million, and $42.3 million for the years ended December 31, 2011, 2010, and 2009, respectively. Capital expenditures related to our non-mature/other communities totaled $16.3 million, $12.1 million, and $14.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Markets included in the above geographic segments are as follows:

i.	Western – Orange County, San Francisco, Seattle, Monterey Peninsula, Los Angeles, San Diego, Inland Empire, Sacramento, and Portland

ii.	Mid-Atlantic – Metropolitan DC, Richmond, Baltimore, Norfolk, and Other Mid-Atlantic

iii.	Southeastern – Tampa, Orlando, Nashville and Other Florida

iv.	Southwestern – Dallas, Phoenix, and Austin

United Dominion Realty L.P
REPORTABLE SEGMENTS
11.	REPORTABLE SEGMENTS

FASB ASC Topic 280, Segment Reporting, requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance. The Operating Partnership has the same chief operating decision maker as that of its parent, the General Partner. The chief operating decision maker consists of several members of UDR’s executive management team who use several generally accepted industry financial measures to assess the performance of the business for our reportable operating segments.

The Operating Partnership owns and operates multifamily apartment communities throughout the United States that generate rental and other property related income through the leasing of apartment homes to a diverse base of tenants. The primary financial measures of the Operating Partnership’s apartment communities are rental income and net operating income (“NOI”), and are included in the chief operating decision maker’s assessment of UDR’s performance on a consolidated basis. Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. NOI is defined as total revenues less direct property operating expenses. The chief operating decision maker of the General Partner utilizes NOI as the key measure of segment profit or loss.

The Operating Partnership’s two reportable segments are same communities and non-mature/other communities:

•

Same communities represent those communities acquired, developed, and stabilized prior to January 1, 2010 and held as of December 31, 2011. A comparison of operating results from the prior year is meaningful as these communities were owned and had stabilized occupancy and operating expenses as of the beginning of the prior year, there is no plan to conduct substantial redevelopment activities, and the community is not held for sale within the current year. A community is considered to have stabilized occupancy once it achieves 90% occupancy for at least three consecutive months.

•

Non-mature/other communities represent those communities that were acquired or developed in 2009, 2010, or 2011 sold properties, redevelopment properties, properties classified as real estate held for sale, condominium conversion properties, joint venture properties, properties managed by third parties, and the non-apartment components of mixed use properties.

Management evaluates the performance of each of our apartment communities on a same community and non-mature/other basis, as well as individually and geographically. This is consistent with the aggregation criteria of Topic 280 as each of our apartment communities generally has similar economic characteristics, facilities, services, and tenants. Therefore, the Operating Partnership’s reportable segments have been aggregated by geography in a manner identical to that which is provided to the chief operating decision maker.

All revenues are from external customers and no single tenant or related group of tenants contributed 10% or more of the Operating Partnership’s total revenues during the years ended December 31, 2011, 2010, and 2009.

The accounting policies applicable to the operating segments described above are the same as those described in Note 2, Significant Accounting Policies. The following table details rental income and NOI from continuing and discontinued operations for the Operating Partnership’s reportable segments for the years ended December 31, 2011, 2010, and 2009, and reconciles NOI to income from continuing and discontinued operations per the consolidated statement of operations (dollars in thousands):

	December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Store Communities
Western Region	$158,280	$151,244	$155,745
Mid-Atlantic Region	64,020	61,262	58,774
Southeastern Region	38,606	36,963	37,283
Southwestern Region	18,286	17,492	17,445
Non-Mature communities/Other	107,865	83,433	83,809

Total segment and consolidated rental income	$387,057	$350,394	$353,056

Reportable apartment home segment NOI
Same Store Communities
Western Region	$110,631	$103,600	$109,713
Mid-Atlantic Region	44,400	41,908	39,556
Southeastern Region	24,211	23,280	23,598
Southwestern Region	10,994	10,554	10,171
Non-Mature communities/Other	74,022	54,774	57,530

Total segment and consolidated NOI	264,258	234,116	240,568

Reconciling items:
Non-property income	—	1,695	5,695
Property management	(10,644)	(9,636)	(9,709)
Other operating expenses	(5,484)	(5,028)	(4,868)
Depreciation and amortization	(197,964)	(166,480)	(166,773)
Interest	(53,632)	(52,222)	(53,547)
General and administrative	(26,370)	(23,291)	(16,886)
Net gain on the sale of real estate	60,065	152	1,475
Non-controlling interests	(70)	(41)	(131)

Net income/(loss) attributable to OP unit holders	$30,159	$(20,735)	$(4,176)

The following table details the assets of the Operating Partnership’s reportable segments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Store Communities
Western Region	$1,608,006	$1,591,585
Mid-Atlantic Region	697,217	693,564
Southeastern Region	317,353	312,569
Southwestern Region	184,158	182,839
Non-Mature communities/Other	1,398,564	925,627

Total segment assets	4,205,298	3,706,184
Accumulated depreciation	(976,358)	(884,083)

Total segment assets - net book value	3,228,940	2,822,101

Reconciling items:
Cash and cash equivalents	704	920
Restricted cash	12,568	8,022
Deferred financing costs, net	8,184	7,465
Other assets	41,771	22,887

Total consolidated assets	$3,292,167	$2,861,395

Capital expenditures related to our same communities totaled $24.9 million, $21.1 million, and $27.0 million for the years ended December 31, 2011, 2010, and 2009, respectively. Capital expenditures related to our non-mature/other communities totaled $4.8 million, $3.9 million, and $4.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Markets included in the above geographic segments are as follows:

i.	Western – Orange County, San Francisco, Monterey Peninsula, Los Angeles, Seattle, Sacramento, Inland Empire, Portland, and San Diego

ii.	Mid-Atlantic –Metropolitan DC and Baltimore

iii.	Southeastern – Nashville, Tampa and Other Florida

iv.	Southwestern – Dallas and Phoenix

Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
RESTRUCTURING CHARGES

16. RESTRUCTURING CHARGES

In 2010, UDR decided to consolidate corporate operations and centralize job functions to its Highlands Ranch, Colorado headquarters from its Richmond, Virginia office. During the fourth quarter of 2010, the Company recorded a severance charge of $6.8 million, which includes costs related to these activities in addition to severance related to the retirement of an executive officer of the Company. These costs are reported in the Consolidated Statements of Operations within the line item “Severance costs and other restructuring charges”.

Unaudited Summarized Consolidated Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

17. UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

Selected consolidated quarterly financial data for the years ended December 31, 2011 and 2010 is summarized in the table below (dollars in thousands, except per share amounts):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$137,812	$150,636	$163,859	$170,688
Loss from continuing operations	(32,847)	(34,130)	(30,026)	(26,222)
Income from discontinued operations	4,191	49,039	16,240	74,340
Net (loss)/income attributable to common stockholders	(30,243)	12,149	(15,559)	44,190
(Loss)/income per share (b):
Basic and diluted	$(0.17)	$0.06	$(0.07)	$0.20
2010
Rental income (a)	$122,682	$124,390	$129,321	$136,157
Loss from continuing operations	(28,912)	(28,623)	(29,194)	(31,201)
Income from discontinued operations	3,886	983	4,589	1,884
Net loss attributable to common stockholders	(26,435)	(28,968)	(26,134)	(30,825)
Loss per share (b):
Basic and diluted	$(0.17)	$(0.18)	$(0.16)	$(0.17)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per common share amounts may not total to the annual amounts due to rounding.

United Dominion Realty L.P
UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA
12.	UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

Selected consolidated quarterly financial data for the years ended December 31, 2011 and 2010 is summarized in the table blow (dollars in thousands, except per share amounts):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$78,131	$88,383	$92,179	$95,254
Loss from continuing operations	(4,012)	(10,245)	(8,392)	(14,339)
Income from discontinued operations	2,008	17,753	1,792	45,664
(Loss)/income attributable to OP unitholders	(2,031)	7,476	(6,632)	31,346
(Loss)/income per OP unit- basic and diluted (b)	$(0.01)	$0.04	$(0.04)	$0.17
2010
Rental income (a)	$79,616	$80,509	$81,225	$64,922
Income/(loss) from continuing operations	1,130	(2,198)	(6,834)	(19,887)
(Loss)/income from discontinued operations	(4,063)	(354)	(2)	11,514
Loss attributable to OP unitholders	(2,950)	(2,570)	(6,845)	(8,370)
Loss per OP unit- basic and diluted	$(0.02)	$(0.01)	$(0.04)	$(0.05)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per OP Unit amounts may not total to the annual amounts due to rounding.

Subsequent Events	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 10, 2012, the Company issued $400 million aggregate principal amount of 4.625% Medium Term Notes due January 2022. Interest is payable semiannually beginning in July 2012. The notes were priced at 99.100% of the principal amount plus accrued interest from January 10, 2012 to yield 4.739% to maturity. The notes are fully and unconditionally guaranteed by the Operating Partnership.

On January 12, 2012, the Company formed a new real estate joint venture, UDR/MetLife II, with MetLife wherein each party owns a 50 % interest in a $1.3 billion portfolio of 12 operating communities containing 2,528 apartment homes. The 12 communities in the joint venture include seven from UDR/MetLife I, which was formed in November 2010, while the remaining five operating communities have been newly acquired by UDR/MetLife II. The newly acquired communities, collectively known as Columbus Square, are recently developed, high-rise apartment buildings located on the Upper West Side of Manhattan and were purchased for $630 million.

The Company serves as the general partner for UDR/MetLife II and earns property management, asset management and financing fees.

With the closing of UDR/MetLife II, the original joint venture between the parties, UDR/MetLife I, currently includes 19 operating properties containing 3,930 homes as well as 10 vacant land parcels. Historical cost of the venture is $1.8 billion and the Company’s weighted average ownership interest in the UDR/MetLife I operating assets is 12.6 % and 4.0 % for the land parcels in the venture.

United Dominion Realty L.P
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENT

On January 10, 2012, the Operating Partnership issued a guarantee in conjunction with the General Partner’s issuance of $400 million of 4.625% Medium Term Notes due January 2022. Interest is payable semiannually beginning in July 2012. The notes were priced at 99.100% of the principal amount plus accrued interest from January 10, 2012 to yield 4.739% to maturity.

Debt (United Dominion Realty L.P)	12 Months Ended
Dec. 31, 2011
United Dominion Realty L.P
DEBT
5.	DEBT

Our secured debt instruments generally feature either monthly interest and principal or monthly interest-only payments with balloon payments due at maturity. For purposes of classification in the following table, variable rate debt with a derivative financial instrument designated as a cash flow hedge is deemed as fixed rate debt due to the Operating Partnership having effectively established the interest rate for the underlying debt instrument. Secured debt consists of the following as of December 31, 2011 and 2010 (dollars in thousands):

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$457,723	$192,205	5.28%	4.0	7
Tax-exempt secured notes payable	—	13,325	N/A	—	—
Fannie Mae credit facilities	444,899	560,993	4.95%	6.0	7

Total fixed rate secured debt	902,622	766,523	5.12%	5.0	14
Variable Rate Debt
Mortgage notes payable	37,415	100,590	0.99%	1.5	2
Tax-exempt secured note payable	27,000	27,000	0.57%	18.2	1
Fannie Mae credit facilities	222,608	175,948	1.84%	4.3	20

Total variable rate secured debt	287,023	303,538	1.61%	5.3	23

Total secured debt	$1,189,645	$1,070,061	4.27%	5.1	37

As of December 31, 2011, the General Partner had secured credit facilities with Fannie Mae with an aggregate commitment of $1.3 billion with $1.1 billion outstanding. The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at the General Partner’s option. At December 31, 2011, $744.5 million of the outstanding balance was fixed at a weighted average interest rate of 5.14% and the remaining balance of $310.5 million on these facilities had a weighted average variable interest rate of 1.63%. $667.5 million of these credit facilities were allocated to the Operating Partnership at December 31, 2011 based on the ownership of the assets securing the debt.

The following is information related to the credit facilities allocated to the Operating Partnership:

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$667,507	$736,941
Weighted average borrowings during the period ended	721,054	763,040
Maximum daily borrowings during the period	732,423	770,021
Weighted average interest rate during the period ended	4.4%	4.5%
Interest rate at the end of the period	4.1%	4.4%

The Operating Partnership may from time to time acquire properties subject to fixed rate debt instruments. In those situations, management will record the secured debt at its estimated fair value and amortize any difference between the fair value and par to interest expense over the life of the underlying debt instrument. The unamortized fair value adjustment of the fixed rate debt instruments on the Operating Partnership’s properties was a net premium/(discount) of $17.8 million and ($1.1 million) at December 31, 2011and 2010, respectively.

Fixed Rate Debt

Mortgage notes payable. Fixed rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from December 2012 through May 2019 and carry interest rates ranging from 3.43% to 5.94%.

Secured credit facilities. At December 31, 2011, the General Partner had borrowings against its fixed rate facilities of $744.5 million of which $444.9 million was allocated to the Operating Partnership based on the ownership of the assets securing the debt. As of December 31, 2011, the fixed rate Fannie Mae credit facilities allocated to the Operating Partnership had a weighted average fixed interest rate of 4.95%.

Variable Rate Debt

Mortgage notes payable. Variable rate mortgage notes payable are generally due in monthly installments of principal and interest and mature on July 2013. Interest on the variable rate mortgage notes is based on LIBOR plus some basis points, which translated into interest rate of 0.99% at December 31, 2011.

Tax-exempt secured note payable. The variable rate mortgage note payable that secures tax-exempt housing bond issues matures in March 2030. Interest on this note is payable in monthly installments. The mortgage note payable has an interest rate of 0.57% as of December 31, 2011.

Secured credit facilities. At December 31, 2011, the General Partner had borrowings against its variable rate facilities of $310.5 million of which $222.6 million was allocated to the Operating Partnership based on the ownership of the assets securing the debt. As of December 31, 2011, the variable rate borrowings under the Fannie Mae credit facilities allocated to the Operating Partnership had a weighted average floating interest rate of 1.84%.

The aggregate maturities of the Operating Partnership’s secured debt due during each of the next five calendar years and thereafter are as follows (dollars in thousands):

	Fixed		Variable
	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax Exempt Notes Payable	Credit Facilities	Total
2012	$54,484	$62,992	$—	$—	$92,715	$210,191
2013	16,538	29,805	37,415	—	—	83,758
2014	8,346	—	—	—	—	8,346
2015	193,209	—	—	—	—	193,209
2016	131,904	—	—	—	—	131,904
Thereafter	53,242	352,102	—	27,000	129,893	562,237

Total	$457,723	$444,899	$37,415	$27,000	$222,608	$1,189,645

Guarantor on Unsecured Debt

At December 31, 2010, the Operating Partnership was a guarantor on the General Partner’s unsecured credit facility, with an aggregate borrowing capacity of $600 million ($31.8 million outstanding at December 31, 2010). On October 25, 2011, the Operating Partnership issued a guarantee in conjunction with a $900 million unsecured revolving credit facility entered into by the General Partner. The facility replaced the General Partner’s $600 million credit facility. At December 31, 2011, the outstanding balance under the $900 million unsecured credit facility was $421.0 million.

The Operating Partnership is also a guarantor on the General Partner’s $250 million term loan which matures January 2016, a $100 million term loan which matures December 2016, and $300 million of medium-term notes due June 2018. Subsequent to December 31, 2011, the Operating Partnership issued an additional guarantee on medium term notes issued by the General Partner. See Note 13, Subsequent Event.

Related Party Transactions (United Dominion Realty L.P)	12 Months Ended
Dec. 31, 2011
United Dominion Realty L.P
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

Receivable due from the General Partner

The Operating Partnership participates in the General Partner’s central cash management program, wherein all the Operating Partnership’s cash receipts are remitted to the General Partner and all cash disbursements are funded by the General Partner. In addition, other miscellaneous costs such as administrative expenses are incurred by the General Partner on behalf of the Operating Partnership. As a result of these various transactions between the Operating Partnership and the General Partner, the Operating Partnership had net receivable balances of $193.6 million and $492.7 million at December 31, 2011 and 2010, respectively, which are reflected as a reduction of capital on the Consolidated Balance Sheets.

Allocation of General and Administrative Expenses

The General Partner provides various general and administrative and other overhead services for the Operating Partnership including legal assistance, acquisitions analysis, marketing and advertising, and allocates these expenses to the Operating Partnership first on the basis of direct usage when identifiable, with the remainder allocated based on its pro-rata portion of UDR’s total apartment homes. During the years ended December 31, 2011, 2010, and 2009, the general and administrative expenses and property management expenses, allocated to the Operating Partnership by UDR were $32.6 million, $32.4 million, and $25.9 million, respectively, and are included in “General and Administrative” expenses and “Property management” expenses on the consolidated statements of operations. In the opinion of management, this method of allocation reflects the level of services received by the Operating Partnership from the General Partner.

Management Fee

During the year ended December 31, 2011, the Operating Partnership entered into a management agreement with a Taxable REIT Subsidiary (“TRS”) of the General Partner. The TRS charges the Operating Partnership 2.75% of gross rental revenues. During the year ended December 31, 2011, the Operating Partnership incurred $3.7 million of management fees under the management agreement.

Guaranty by the General Partner

The Operating Partnership provided a “bottom dollar” guaranty to certain limited partners as part of their original contribution to the Operating Partnership. The guaranty protects the tax basis of the underlying contribution and is reflected on the OP unitholder’s

Schedule K-1 tax form. The guaranty was made in the form of a note payable issued by the Operating Partnership to the General Partner at an annual interest rate of 1.14% and 0.593% at December 31, 2011 and 2010, respectively. Interest payments are made monthly and the note is due December 31, 2012. At December 31, 2011 and 2010, the note payable due to the General Partner was $83.3 million and $78.3 million, respectively.

During the year ended December 31, 2011, the Operating Partnership also provided a guaranty in conjunction with 1,802,239 OP Units issued in partial consideration to the seller for the acquisition of an operating community. The guaranty was made in the form of a note payable issued by the Operating Partnership to the General Partner at an annual interest rate of 5.337%. Interest payments are due monthly and the note matures on August 31, 2021. At issuance and at December 31, 2011, the note payable due to the General Partner was $5.5 million.

Capital Structure (United Dominion Realty L.P)	12 Months Ended
Dec. 31, 2011
United Dominion Realty L.P
CAPITAL STRUCTURE
9.	CAPITAL STRUCTURE

General Partnership Units

The General Partner has complete discretion to manage and control the operations and business of the Operating Partnership, which includes but is not limited to the acquisition and disposition of real property, construction of buildings and making capital improvements, and the borrowing of funds from outside lenders or UDR and its subsidiaries to finance such activities. The General Partner can generally authorize, issue, sell, redeem or purchase any OP Unit or securities of the Operating Partnership without the approval of the limited partners. The General Partner can also approve, with regard to the issuances of OP units, the class or one or more series of classes, with designations, preferences, participating, optional or other special rights, powers and duties including rights, powers and duties senior to limited partnership interests without approval of any limited partners except holder of Class A Partnership Units. There were 110,883 OP units of general partnership interest at December 31, 2011 and 2010, all of which were held by UDR.

Limited Partnership Units

At December 31, 2011 and 2010, there were 184,170,370 and 179,798,525 OP units outstanding of limited partnership interest, respectively, of which 1,751,671 were Class A Limited Partnership OP units. UDR owned 174,749,068 or 94.9% and 174,736,557 or 97.2% at December 31, 2011 and 2010, respectively. The remaining 9,421,302 or 5.1% and 5,061,968 or 2.8% OP units outstanding of limited partnership interest were held by non- affiliated partners at December 31, 2011 and 2010, respectively, of which 1,751,671 were Class A Limited Partnership units.

The limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount (as defined in the Operating Partnership Agreement), provided that such OP Units have been outstanding for at least one year. UDR, as general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of common stock of UDR for each OP Unit), as defined in the Operating Partnership Agreement.

The non-affiliated limited partners’ capital is adjusted to redemption value at the end of each reporting period with the corresponding offset against UDR’s limited partner capital account based on the redemption rights noted above. The aggregate value upon redemption of the then-outstanding OP Units held by limited partners was $236.5 million and $119.1 million as of December 31, 2011 and 2010, respectively, based on the value of UDR’s common stock at each period end. A limited partner has no right to receive any distributions from the Operating Partnership on or after the date of redemption of its OP Units.

Class A Limited Partnership Units

Class A Partnership units have a cumulative, annual, non-compounded preferred return, which is equal to 8% based on a value of $16.61 per Class A Partnership unit.

Holders of the Class A Partnership Units exclusively possess certain voting rights. The Operating Partnership may not do the following without approval of the holders of the Class A Partnership Units: (i) increase the authorized or issued amount of Class A Partnership Units, (ii) reclassify any other partnership interest into Class A Partnership Units, (iii) create, authorize or issue any obligations or security convertible into or the right to purchase any Class Partnership units, without the approval of the holders of the Class A Partnership Units, (iv) enter into a merger or acquisition, or (v) amend or modify the Agreement of Limited Partnership of the Operating Partnership in a manner that adversely affects the relative rights, preferences or privileges of the Class A Partnership Units.

Allocation of profits and losses

Profit of the Operating Partnership is allocated in the following order: (i) to the General Partner and the Limited Partners in proportion to and up to the amount of cash distributions made during the year, and (ii) to the General Partner and Limited Partners in accordance with their percentage interests. Losses and depreciation and amortization expenses, non-recourse liabilities are allocated to the General Partner and Limited Partners in accordance with their percentage interests. Losses allocated to the Limited Partners are capped to the extent that such an allocation would not cause a deficit in the Limited Partners capital account. Such losses are, therefore, allocated to the General Partner. If any Partner’s capital balance were to fall into a deficit any income and gains are allocated to each Partner sufficient to eliminate its negative capital balance.

Out-Performance Programs

Series A Out-Performance Program

In May 2001, the Board of Directors of UDR approved the Series A Out-Performance Program (the “Series A Program”) pursuant to which certain executive officers and other key officers of UDR (the “Participants”) were given the opportunity to invest indirectly in UDR by purchasing interests in a limited liability company (the “Series A LLC”), the only asset of which is a special class of partnership units of the Operating Partnership (“Series A Out-Performance Partnership Shares” or “Series A OPPSs”), for an initial investment of $1.27 million (the full market value of the Series A OPPS, at inception, as determined by an independent investment banking firm). The Series A Program measured the cumulative total return on UDR’s common stock over a 28-month period beginning February 2001 and ending May 31, 2003.

The Series A Program was designed to provide participants with the possibility of substantial returns on their investment if the cumulative total return on UDR’s common stock, measured by the cumulative amount of dividends paid plus share price appreciation during the measurement period, exceeded the greater of (a) the cumulative total return of the Morgan Stanley REIT Index over the same period; and (b) is at least the equivalent of a 30% total return, or 12% annualized.

At the conclusion of the measurement period on May 31, 2003, UDR’s total return satisfied these criteria. As a result, the Series A LLC as holder of the Series A OPPSs received distributions and allocations of income and loss from the Operating Partnership equal to the distributions and allocations that were received on 1,853,204 OP Units, which distributions and allocations were distributed to the participants on a pro rata basis based on the ownership of the Series A LLC.

Series E Out-Performance Program

In February 2007, the Board of Directors of UDR approved the Series E Out-Performance Program (the “Series E Program”) pursuant to which certain executive officers of UDR (the “Series E Participants”) were given the opportunity to invest indirectly in UDR by purchasing interests in UDR Out-Performance V, LLC, a Delaware limited liability company (the “Series E LLC”), the only asset of which is a special class of partnership units of the Operating Partnership (“Series E Out-Performance Partnership Shares” or “Series E OPPSs”). The Series E Program was part of the New Out-Performance Program approved by UDR’s stockholders in May 2005. The Series E LLC agreed to sell 805,000 membership units to certain members of UDR’s senior management at a price of $1.00 per unit. The aggregate purchase price of $805,000 for the Series E OPPSs, assuming 100% participation, was based upon the advice of an independent valuation expert. The Series E Program measured the cumulative total return on our common stock over the 36-month period beginning January 1, 2007 and ending December 31, 2009.

The Series E Program was designed to provide participants with the possibility of substantial returns on their investment if the cumulative total return on UDR’s common stock, as measured by the cumulative amount of dividends paid plus share price appreciation during the measurement period was at least the equivalent of a 36% total return, or 12% annualized (“Minimum Return”).

At the conclusion of the measurement period, if UDR’s cumulative total return satisfied these criteria, the Series E LLC as holder of the Series E OPPSs would receive (for the indirect benefit of the Series E Participants as holders of interests in the Series E LLC) distributions and allocations of income and loss from the Operating Partnership equal to the distributions and allocations that would have been received on the number of OP Units obtained by:

i.	determining the amount by which the cumulative total return of UDR’s common stock over the measurement period exceeds the Minimum Return (such excess being the “Excess Return”);

ii.	multiplying 2% of the Excess Return by UDR’s market capitalization (defined as the average number of shares outstanding over the 36-month period, including common stock, OP Units, common stock equivalents and OP Units); and

iii.	dividing the number obtained in (ii) by the market value of one share of UDR’s common stock on the valuation date, computed as the volume-weighted average price per day of the common stock for the 20 trading days immediately preceding the valuation date.

For the Series E OPPSs, the number determined pursuant to clause (ii) above was capped at 0.5% of market capitalization.

If, on the valuation date, the cumulative total return of UDR’s common stock did not meet the Minimum Return, then the Series E Participants would forfeit their entire initial investment.

At the conclusion of the measurement period, December 31, 2009, the total cumulative return on UDR’s common stock did not meet the minimum return threshold. As a result, there were no payouts under the Series E OPPSs program and the investment made by the holders of the Series E OPPSs was forfeited.

The following table shows OP Unit activity and OP units outstanding during the three years ended December 31, 2011:

			UDR, Inc.
	Class A Limited	Limited	Limited	General
	Partner	Partners	Partner	Partner	Total
Ending balance at December 31, 2008	1,617,815	5,705,964	158,736,998	102,410	166,163,187
Issuance of units through Special Dividend	133,856	485,986	13,117,906	8,473	13,746,221
OP redemptions for UDR stock	—	(1,957,029)	1,957,029	—	—

Ending balance at December 31, 2009	1,751,671	4,234,921	173,811,933	110,883	179,909,408

OP redemptions for UDR cash	—	(19,076)	19,076	—	—
OP redemptions for UDR stock	—	(905,548)	905,548	—	—

Ending balance at December 31, 2010	1,751,671	3,310,297	174,736,557	110,883	179,909,408

OP Units issued for acquisitions of real estate	—	4,371,845	—	—	4,371,845
OP redemptions for UDR stock	—	(12,511)	12,511	—	—

Ending balance at December 31, 2011	1,751,671	7,669,631	174,749,068	110,883	184,281,253

Real Estate Owned	12 Months Ended
Dec. 31, 2011
SCHEDULE III REAL ESTATE OWNED
UDR, INC.

SCHEDULE III — REAL ESTATE OWNED

FOR THE YEAR ENDED DECEMBER 31, 2011

(In thousands)

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
WESTERN REGION
Harbor at Mesa Verde	$47,091	$20,477	$28,538	$49,015	$11,271	$20,774	$39,512	$60,286	$20,518	2003	Jun-03
Pine Brook Village	18,270	2,582	25,504	28,086	4,638	3,886	28,838	32,724	14,045	1979	Jun-03
Pacific Shores	19,145	7,345	22,624	29,969	7,777	7,596	30,150	37,746	15,105	2003	Jun-03
Huntington Vista	31,274	8,055	22,486	30,541	6,102	8,243	28,400	36,643	14,479	1970	Jun-03
Missions at Back Bay	11,326	229	14,129	14,358	1,871	10,739	5,490	16,229	2,972	1969	Dec-03
Coronado at Newport—North	48,448	62,516	46,082	108,598	19,536	66,591	61,543	128,134	29,146	2000	Oct-04
Huntington Villas	55,752	61,535	18,017	79,552	5,014	61,855	22,711	84,566	10,965	1972	Sep-04
Villa Venetia	—	70,825	24,179	95,004	5,424	70,984	29,444	100,428	13,401	1972	Oct-04
Vista Del Rey	12,659	10,670	7,080	17,750	1,670	10,783	8,637	19,420	4,112	1969	Sep-04
Foxborough	—	12,071	6,187	18,258	2,285	12,180	8,363	20,543	3,558	1969	Sep-04
Coronado South	92,188	58,785	50,067	108,852	12,351	59,058	62,145	121,203	28,473	2000	Mar-05
Pine Brook Village II	—	25,922	60,961	86,883	1,353	25,997	62,239	88,236	13,190	1975	May-08
1818 Platinum Triangle	—	16,663	51,905	68,568	225	16,665	52,128	68,793	4,225	2009	Aug-10
ORANGE COUNTY, CA	336,153	357,675	377,759	735,434	79,517	375,351	439,600	814,951	174,189
2000 Post Street	—	9,861	44,578	54,439	6,848	10,178	51,109	61,287	19,648	1987	Dec-98
Birch Creek	—	4,365	16,696	21,061	5,320	5,022	21,359	26,381	10,517	1968	Dec-98
Highlands Of Marin	—	5,996	24,868	30,864	25,554	7,011	49,407	56,418	17,294	1991	Dec-98
Marina Playa	—	6,224	23,916	30,140	7,660	6,764	31,036	37,800	14,791	1971	Dec-98
River Terrace	33,130	22,161	40,137	62,298	2,221	22,265	42,254	64,519	15,981	2005	Aug-05
CitySouth	—	14,031	30,537	44,568	30,689	15,672	59,585	75,257	13,826	1972	Nov-05
Bay Terrace	—	8,545	14,458	23,003	2,543	8,549	16,997	25,546	5,827	1962	Oct-05
Highlands of Marin Phase II	—	5,353	18,559	23,912	10,976	5,730	29,158	34,888	6,801	1968	Oct-07
Edgewater	45,106	30,657	83,872	114,529	1,760	30,668	85,621	116,289	18,845	2007	Mar-08
Almaden Lake Village	27,000	594	42,515	43,109	2,459	655	44,913	45,568	9,339	1999	Jul-08
388 Beale	—	14,253	74,104	88,357	438	14,253	74,542	88,795	3,076	1999	Apr-11
2000 Post III	—	1,756	7,753	9,509	2,983	3,290	9,202	12,492	3,773	2006	Dec-98
SAN FRANCISCO, CA	105,236	123,796	421,993	545,789	99,451	130,057	515,183	645,240	139,718
Rosebeach	—	8,414	17,449	25,863	1,889	8,462	19,290	27,752	8,526	1970	Sep-04
Ocean Villas	8,663	5,135	12,789	17,924	1,351	5,205	14,070	19,275	5,895	1965	Oct-04
Tierra Del Rey	—	39,586	36,679	76,265	1,811	39,592	38,484	78,076	9,369	1999	Dec-07
Marina Pointe	67,700	48,182	102,364	150,546	2,188	48,225	104,509	152,734	7,661	1993	Sep-10
Pine@Sixth	—	5,805	6,305	12,110	12,387	6,241	18,256	24,497	11,565	2008	Aug-06
Jefferson at Marina del Rey	89,850	55,651	—	55,651	87,946	61,132	82,465	143,597	14,308	2008	Sep-07
LOS ANGELES, CA	166,213	162,773	175,586	338,359	107,572	168,857	277,074	445,931	57,324
Arbor Terrace	—	1,453	11,995	13,448	2,820	1,769	14,499	16,268	7,346	1996	Mar-98
Aspen Creek	10,819	1,178	9,116	10,294	1,986	1,437	10,843	12,280	4,971	1996	Dec-98
Crowne Pointe	7,328	2,486	6,437	8,923	4,252	2,773	10,402	13,175	5,536	1987	Dec-98
Hilltop	6,774	2,174	7,408	9,582	3,164	2,641	10,105	12,746	5,052	1985	Dec-98
The Hawthorne	—	6,474	30,226	36,700	1,758	6,533	31,925	38,458	12,495	2003	Jul-05
The Kennedy	17,942	6,179	22,307	28,486	1,098	6,212	23,372	29,584	8,430	2005	Nov-05
Hearthstone at Merrill Creek	25,479	6,848	30,922	37,770	1,706	6,860	32,616	39,476	7,132	2000	May-08
Island Square	—	21,284	89,389	110,673	2,443	21,354	91,762	113,116	18,374	2007	Jul-08
Borgata	—	6,379	24,569	30,948	245	6,384	24,809	31,193	6,660	2001	May-07
elements too	—	27,468	72,036	99,504	10,498	30,077	79,925	110,002	13,388	2010	Feb-10
989elements	—	8,541	45,990	54,531	581	8,517	46,595	55,112	5,363	2006	Dec-09
SEATTLE, WA	68,342	90,464	350,395	440,859	30,551	94,557	376,853	471,410	94,747
Presidio at Rancho Del Oro	—	9,164	22,694	31,858	5,073	9,600	27,331	36,931	13,176	1987	Jun-04
Villas at Carlsbad	—	6,517	10,718	17,235	1,514	6,639	12,110	18,749	5,079	1966	Oct-04
SAN DIEGO, CA	—	15,681	33,412	49,093	6,587	16,239	39,441	55,680	18,255
Boronda Manor	—	1,946	8,982	10,928	8,396	3,112	16,212	19,324	6,662	1979	Dec-98
Garden Court	—	888	4,188	5,076	4,385	1,455	8,006	9,461	3,393	1973	Dec-98
Cambridge Court	—	3,039	12,883	15,922	13,073	5,160	23,835	28,995	10,269	1974	Dec-98
Laurel Tree	—	1,304	5,115	6,419	5,335	2,075	9,679	11,754	4,115	1977	Dec-98
The Pointe At Harden Ranch	—	6,388	23,854	30,242	23,263	9,731	43,774	53,505	18,246	1986	Dec-98
The Pointe At Northridge	—	2,044	8,028	10,072	9,098	3,204	15,966	19,170	6,985	1979	Dec-98
The Pointe At Westlake	—	1,329	5,334	6,663	5,159	2,109	9,713	11,822	3,984	1975	Dec-98
MONTEREY PENINSULA, CA	—	16,938	68,384	85,322	68,709	26,846	127,185	154,031	53,654
Verano at Rancho Cucamonga Town Square	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842	2006	Oct-02
Windemere at Sycamore Highland	24,017	5,810	23,450	29,260	2,103	5,986	25,377	31,363	13,711	2001	Nov-02
INLAND EMPIRE, CA	78,325	19,367	27,095	46,462	54,485	28,904	72,043	100,947	35,553
Foothills Tennis Village	—	3,618	14,542	18,160	5,824	3,987	19,997	23,984	10,432	1988	Dec-98
Woodlake Village	—	6,772	26,967	33,739	11,335	7,832	37,242	45,074	20,299	1979	Dec-98
SACRAMENTO, CA	—	10,390	41,509	51,899	17,159	11,819	57,239	69,058	30,731
Tualatin Heights	8,976	3,273	9,134	12,407	5,655	3,707	14,355	18,062	7,736	1989	Dec-98
Andover Park	15,938	2,916	16,995	19,911	6,676	3,105	23,482	26,587	11,570	1989	Sep-04
Hunt Club	17,020	6,014	14,870	20,884	4,850	6,295	19,439	25,734	9,810	1985	Sep-04
PORTLAND, OR	41,934	12,203	40,999	53,202	17,181	13,107	57,276	70,383	29,116

TOTAL WESTERN REGION	796,203	809,287	1,537,132	2,346,419	481,212	865,737	1,961,894	2,827,631	633,287

		Initial Costs		Total Initial Acquisition Costs		Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments		Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
MID-ATLANTIC REGION
Dominion Middle Ridge	33,096	3,311	13,283	16,594	5,712	3,638	18,668	22,306	11,469	1990	Jun-96
Dominion Lake Ridge	22,610	2,366	8,387	10,753	5,211	2,775	13,189	15,964	8,230	1987	Feb-96
Presidential Greens	—	11,238	18,790	30,028	7,339	11,519	25,848	37,367	15,907	1938	May-02
The Whitmore	—	6,418	13,411	19,829	19,602	7,424	32,007	39,431	16,461	2008	Apr-02
Ridgewood	—	5,612	20,086	25,698	7,214	5,836	27,076	32,912	16,168	1988	Aug-02
The Calvert	—	263	11,189	11,452	20,825	8,275	24,002	32,277	9,209	1962	Nov-03
Commons at Town Square	—	136	7,724	7,860	1,013	6,874	1,999	8,873	1,115	1971	Dec-03
Waterside Towers	—	874	38,209	39,083	10,007	26,215	22,875	49,090	12,048	1971	Dec-03
Waterside Townhomes	—	129	3,724	3,853	658	2,725	1,786	4,511	852	1971	Dec-03
Wellington Place at Olde Town	28,681	13,753	36,059	49,812	16,314	14,541	51,585	66,126	22,649	2008	Sep-05
Andover House	—	14,357	51,577	65,934	2,449	14,360	54,023	68,383	15,087	2004	Mar-07
Sullivan Place	—	1,137	103,676	104,813	3,080	1,181	106,712	107,893	25,545	2007	Dec-07
Circle Towers	69,771	33,011	107,051	140,062	5,927	32,876	113,113	145,989	23,714	1972	Mar-08
Delancey at Shirlington	—	21,606	66,765	88,371	966	21,616	67,721	89,337	14,696	2006/07	Mar-08
View 14	—	5,710	97,941	103,651	1,166	5,721	99,096	104,817	2,793	2009	Jun-11
Signal Hill	42,074	13,290	—	13,290	68,930	25,327	56,893	82,220	6,353	2010	Nov-10
METROPOLITAN DC	196,232	133,211	597,872	731,083	176,413	190,903	716,593	907,496	202,296
Dominion Kings Place	16,121	1,565	7,007	8,572	3,810	1,800	10,582	12,382	6,751	1983	Dec-92
Dominion At Eden Brook	21,308	2,361	9,384	11,745	5,920	2,913	14,752	17,665	9,936	1984	Dec-92
Ellicott Grove	—	2,920	9,099	12,019	22,219	5,189	29,049	34,238	17,876	2008	Jul-94
Dominion Constant Freindship	10,683	903	4,669	5,572	3,315	1,146	7,741	8,887	4,883	1990	May-95
Lakeside Mill	15,242	2,666	10,109	12,775	3,707	2,849	13,633	16,482	9,166	1989	Dec-99
Tamar Meadow	17,602	4,145	17,150	21,295	4,381	4,502	21,174	25,676	12,142	1990	Nov-02
Calvert’s Walk	18,043	4,408	24,692	29,100	5,833	4,567	30,366	34,933	14,602	1988	Mar-04
Arborview Apartments	—	4,653	23,952	28,605	5,857	5,058	29,404	34,462	15,039	1992	Mar-04
Liriope Apartments	—	1,620	6,791	8,411	896	1,629	7,678	9,307	3,752	1997	Mar-04
20 Lambourne	32,795	11,750	45,590	57,340	3,471	11,837	48,974	60,811	11,613	2003	Mar-08
Domain Brewers Hill	—	4,669	40,630	45,299	247	4,669	40,877	45,546	3,208	2009	Aug-10
BALTIMORE, MD	131,794	41,660	199,073	240,733	59,656	46,159	254,230	300,389	108,968
Dominion Olde West (c)	—	1,965	12,204	14,169	5,216	2,606	16,779	19,385	12,514	1978/82/84/85/87	Dec-84 & Aug- 91
Dominion Creekwood (c)	—	—	—	—	4,975	274	4,701	4,975	3,014	1984	Aug-91
Dominion English Hills	—	1,979	11,524	13,503	8,224	2,873	18,854	21,727	11,134	1969/76	Dec-91
Gayton Pointe Townhomes	—	826	5,148	5,974	28,743	3,319	31,398	34,717	21,308	2007	Sep-95
Dominion West End (c)	25,582	2,059	15,049	17,108	12,222	4,502	24,828	29,330	15,049	1989	Dec-95
Waterside At Ironbridge	—	1,844	13,238	15,082	6,513	2,249	19,346	21,595	10,433	1987	Sep-97
Carriage Homes at Wyndham	—	474	30,997	31,471	7,001	3,764	34,708	38,472	17,587	1998	Nov-03
Legacy at Mayland	41,507	—	—	—	19,269	1,772	17,497	19,269	12,138	2007	Dec-91
RICHMOND, VA	67,089	9,147	88,160	97,307	92,163	21,359	168,111	189,470	103,177
Forest Lake At Oyster Point	—	780	8,862	9,642	8,212	1,346	16,508	17,854	10,810	1986	Aug-95
Woodscape	—	798	7,209	8,007	8,988	2,027	14,968	16,995	11,874	1974/76	Dec-87
Eastwind	—	155	5,317	5,472	5,762	601	10,633	11,234	7,864	1970	Apr-88
Dominion Waterside At Lynnhave	—	1,824	4,107	5,931	5,569	2,198	9,302	11,500	6,384	1966	Aug-96
Heather Lake	—	617	3,400	4,017	9,532	1,194	12,355	13,549	10,729	1972/74	Mar-80
Dominion Yorkshire Downs	—	1,089	8,582	9,671	5,391	1,489	13,573	15,062	7,673	1987	Dec-97
NORFOLK, VA	—	5,263	37,477	42,740	43,454	8,855	77,339	86,194	55,334
Garrison Square	—	5,591	91,027	96,618	2,689	5,591	93,716	99,307	6,887	1887/1990	Sep-10
Ridge at Blue Hills	24,761	6,039	34,869	40,908	359	6,042	35,225	41,267	2,657	2007	Sep-10
Inwood West	60,702	20,778	88,096	108,874	893	20,779	88,988	109,767	3,812	2006	Apr-11
14 North	—	10,961	51,175	62,136	1,088	10,961	52,263	63,224	2,335	2005	Apr-11
BOSTON, MA	85,463	43,369	265,167	308,536	5,029	43,373	270,192	313,565	15,691
10 Hanover Square	205,526	41,432	218,983	260,415	2,085	41,432	221,068	262,500	8,945	2005	Apr-11
21 Chelsea	35,568	36,399	107,154	143,553	409	36,399	107,563	143,962	2,109	2001	Aug-11
Rivergate	—	114,410	324,920	439,330	2,162	114,414	327,078	441,492	8,215	1985	Jul-11
95 Wall Street	—	57,637	266,255	323,892	137	57,641	266,388	324,029	5,738	2008	Aug-11
NEW YORK, NY	241,094	249,878	917,312	1,167,190	4,793	249,886	922,097	1,171,983	25,007
Greens At Falls Run (c)	—	2,731	5,300	8,031	4,665	3,116	9,580	12,696	5,911	1989	May-95
Manor At England Run (c)	—	3,194	13,505	16,699	20,133	5,142	31,690	36,832	19,134	1990	May-95
Greens At Schumaker Pond	—	710	6,118	6,828	5,037	960	10,905	11,865	7,115	1988	May-95
OTHER MID-ATLANTIC	—	6,635	24,923	31,558	29,835	9,218	52,175	61,393	32,160

TOTAL MID-ATLANTIC REGION	721,672	489,163	2,129,984	2,619,147	411,343	569,753	2,460,737	3,030,490	542,633

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improv- ements	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired

SOUTHEASTERN REGION
Summit West	—	2,176	4,710	6,886	7,379	3,097	11,168	14,265	8,712	1972	Dec-92
The Breyley	—	1,780	2,458	4,238	16,499	3,204	17,533	20,737	13,772	2007	Sep-93
Lakewood Place	20,561	1,395	10,647	12,042	7,666	2,120	17,588	19,708	11,578	1986	Mar-94
Hunters Ridge (c)	—	2,462	10,942	13,404	6,075	3,490	15,989	19,479	9,963	1992	Jun-95
Bay Meadow	—	2,893	9,254	12,147	8,816	3,994	16,969	20,963	11,178	2004	Dec-96
Cambridge Woods	—	1,791	7,166	8,957	7,281	2,492	13,746	16,238	8,771	1985	Jun-97
Sugar Mill Creek	—	2,242	7,553	9,795	5,616	2,648	12,763	15,411	7,243	1988	Dec-98
Inlet Bay	—	7,702	23,150	30,852	11,958	8,857	33,953	42,810	19,948	1988/89	Jun-03
MacAlpine Place	—	10,869	36,858	47,727	5,070	11,091	41,706	52,797	18,542	2001	Dec-04
The Vintage Lofts at West End	—	6,611	37,663	44,274	7,740	15,089	36,925	52,014	8,863	2009	Jul-09
Gallery at Bayport II	—	5,775	17,236	23,011	2,259	8,536	16,734	25,270	6,427	2008	Oct-06
Island Walk	—	7,231	19,897	27,128	10,038	4,935	32,231	37,166	17,716	1985/87	Jul-06
TAMPA, FL	20,561	52,927	187,534	240,461	96,397	69,553	267,305	336,858	142,713
Seabrook	—	1,846	4,155	6,001	7,161	2,611	10,551	13,162	7,618	2004	Feb-96
The Canopy Apartment Villas	—	2,895	6,456	9,351	21,736	5,288	25,799	31,087	19,013	2008	Mar-93
Altamira Place	15,640	1,533	11,076	12,609	18,659	3,190	28,078	31,268	20,860	2007	Apr-94
Regatta Shore	—	757	6,608	7,365	13,909	1,894	19,380	21,274	13,816	2007	Jun-94
Alafaya Woods	20,049	1,653	9,042	10,695	7,612	2,394	15,913	18,307	10,523	2006	Oct-94
Los Altos	24,352	2,804	12,349	15,153	7,768	3,770	19,151	22,921	11,655	2004	Oct-96
Lotus Landing	—	2,185	8,639	10,824	7,802	2,717	15,909	18,626	8,892	2006	Jul-97
Seville On The Green	—	1,282	6,498	7,780	6,049	1,668	12,161	13,829	7,084	2004	Oct-97
Ashton @ Waterford	25,958	3,872	17,538	21,410	1,823	4,041	19,192	23,233	10,786	2000	May-98
Arbors at Lee Vista DCO	—	6,692	12,860	19,552	10,812	6,972	23,392	30,364	14,357	2007	Aug-06
The Place on Millenia Blvd	—	12,172	37,143	49,315	1,545	12,201	38,659	50,860	10,965	2007	Jan-08
ORLANDO, FL	85,999	37,691	132,364	170,055	104,876	46,746	228,185	274,931	135,569
Legacy Hill	—	1,148	5,867	7,015	7,841	1,692	13,164	14,856	9,357	1977	Nov-95
Hickory Run	—	1,469	11,584	13,053	8,458	1,989	19,522	21,511	11,013	1989	Dec-95
Carrington Hills	—	2,117	—	2,117	32,205	4,278	30,044	34,322	16,264	1999	Dec-95
Brookridge	—	708	5,461	6,169	3,844	1,007	9,006	10,013	5,588	1986	Mar-96
Breckenridge	—	766	7,714	8,480	3,688	1,157	11,011	12,168	6,299	1986	Mar-97
Colonnade	—	1,460	16,015	17,475	3,703	1,810	19,368	21,178	9,157	1998	Jan-99
The Preserve at Brentwood	24,591	3,181	24,674	27,855	4,895	3,354	29,396	32,750	14,627	1998	Jun-04
Polo Park	—	4,583	16,293	20,876	15,090	5,491	30,475	35,966	14,135	2008	May-06
NASHVILLE, TN	24,591	15,432	87,608	103,040	79,724	20,778	161,986	182,764	86,440
Greentree (c)	—	1,634	11,227	12,861	12,531	2,761	22,631	25,392	14,972	2007	Jul-94
Westland (c)	—	1,835	14,865	16,700	10,964	3,298	24,366	27,664	16,067	1990	May-96
Antlers (c)	—	4,034	11,193	15,227	12,629	5,224	22,632	27,856	14,941	1985	May-96
St Johns Plantation (c)	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538	2006	Jun-05
The Kensley (c)	—	3,179	30,711	33,890	1,719	3,193	32,416	35,609	9,143	2004	Jul-07
JACKSONVILLE, FL	—	14,970	101,098	116,068	43,145	19,018	140,195	159,213	71,661
The Reserve and Park at Riverbridge	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261	1999/2001	Dec-04
The Groves (c)	—	790	4,767	5,557	5,248	1,624	9,181	10,805	6,534	1989	Dec-95
Mallards of Brandywine (c)	—	766	5,407	6,173	3,016	1,106	8,083	9,189	4,876	1985	Jul-97
PIERPOINT Port Orange (c)	—	3,373	7,096	10,469	5,678	3,808	12,339	16,147	11,060	2007	Dec-05
OTHER FLORIDA	40,133	20,897	73,671	94,568	19,072	22,820	90,820	113,640	48,731

TOTAL SOUTHEASTERN REGION	171,284	141,917	582,275	724,192	343,214	178,915	888,491	1,067,406	485,114

SOUTHWESTERN REGION
THIRTY377	31,816	24,036	32,951	56,987	6,117	24,229	38,875	63,104	13,838	2007	Aug-06
Legacy Village	59,300	16,882	100,102	116,984	4,071	17,029	104,026	121,055	24,322	2005/06/07	Mar-08
Garden Oaks	—	2,132	5,367	7,499	1,093	6,878	1,714	8,592	1,052	1979	Mar-07
Glenwood	—	7,903	554	8,457	1,095	8,112	1,440	9,552	714	1970	May-07
Talisker of Addison	7,157	10,440	634	11,074	1,506	10,830	1,750	12,580	894	1975	May-07
Springhaven	—	6,688	3,354	10,042	745	8,256	2,531	10,787	1,571	1977	Apr-07
Clipper Pointe	—	13,221	2,507	15,728	1,664	14,860	2,532	17,392	1,547	1978	May-07
Highlands of Preston	—	2,151	8,168	10,319	29,559	5,886	33,992	39,878	16,633	2008	Mar-98
The Belmont (c)	—	11,720	—	11,720	54,825	21,016	45,529	66,545	8,799	2010	Apr-10
Savoye	—	7,374	3,367	10,741	55,553	14,660	51,634	66,294	6,980	2010	Aug-10
DALLAS, TX	98,273	102,547	157,004	259,551	156,228	131,756	284,023	415,779	76,350
Finisterra (c)	—	1,274	26,392	27,666	4,351	1,735	30,282	32,017	13,999	1997	Mar-98
Sierra Foothills (c)	20,978	2,728	—	2,728	21,204	5,102	18,830	23,932	12,968	1998	Feb-98
Sierra Canyon (c)	10,717	1,810	12,964	14,774	2,197	2,071	14,900	16,971	9,381	2001	Dec-01
Waterford at Peoria (c)	—	2,225	21,593	23,818	1,635	2,980	22,473	25,453	4,623	2008	Aug-08
Lumiere (c)	—	5,092	11,998	17,090	6,971	4,726	19,335	24,061	12,775	1996	May-06
Residences at Stadium Village (c)	—	7,930	—	7,930	41,418	15,170	34,178	49,348	6,490	2009	May-09
PHOENIX, AZ	31,695	21,059	72,947	94,006	77,776	31,784	139,998	171,782	60,236
Barton Creek Landing	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086	1986	Mar-02
Residences at the Domain	25,079	4,034	55,256	59,290	1,226	4,086	56,430	60,516	11,488	2007	Aug-08
AUSTIN, TX	25,079	7,185	69,525	76,710	21,434	8,500	89,644	98,144	23,574

TOTAL SOUTHWESTERN REGION	155,047	130,791	299,476	430,267	255,438	172,040	513,665	685,705	160,160

	Encum- brances	Initial Costs		Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Gross Amount at Which Carried at Close of Period		Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
		Land and Land Improve- ments	Buildings and Improve- ments			Land and Land Improve- ments	Buildings & Buildings Improve- ments

REAL ESTATE UNDER DEVELOPMENT
Los Alisos (formerly Mission Viejo)	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—
Mission Bay	—	23,625	—	23,625	14,054	23,653	14,026	37,679	—
Belmont Townhomes (c)	—	288	—	288	1,659	854	1,093	1,947	—
2400 14th Street	—	31,747	—	31,747	33,152	31,393	33,506	64,899	—
Village at Bella Terra	—	25,000	—	25,000	7,202	25,000	7,202	32,202	—
Savoye2 (Phase II of Vitruvian Park)	25,076	6,510	3,774	10,284	56,423	11,108	55,599	66,707	570
Phase III of Vitruvian Park	—	7,659	3,601	11,260	7,258	7,659	10,859	18,518	—

TOTAL REAL ESTATE UNDER DEVELOPMENT	25,076	112,127	7,375	119,502	129,244	116,052	132,694	248,746	570

LAND
Waterside	—	11,862	93	11,955	129	11,862	222	12,084	201
Presidio	—	1,524	—	1,524	921	1,300	1,145	2,445	—
Parkers Landing II TRS	—	1,710	—	1,710	762	1,511	961	2,472	(1,852)
3033 Wilshire	—	11,055	—	11,055	4,990	11,049	4,996	16,045	—
DCO Beach Walk LLC	—	12,878	—	12,878	194	12,878	194	13,072	—
7 Harcourt	—	884	—	884	3,767	884	3,767	4,651	7
Vitruvian	—	8,005	16,006	24,011	46,326	38,380	31,957	70,337	—
Spring Valley Road	—	2,875	—	2,875	1,843	2,875	1,843	4,718	1

TOTAL LAND	—	50,793	16,099	66,892	58,932	80,739	45,085	125,824	(1,643)

TOTAL REAL ESTATE UNDER DEVELOPMENT	25,076	162,920	23,474	186,394	188,176	196,791	177,779	374,570	(1,073)

COMMERCIAL HELD FOR DEVELPMENT
Hanover Village	—	1,624	—	1,624	—	1,104	520	1,624	533
The Calvert—commercial side	—	34	1,598	1,632	1,174	1,172	1,634	2,806	771
Circle Towers Office Bldg	—	1,407	4,498	5,905	1,275	1,380	5,800	7,180	1,023
Brookhaven Shopping Center	—	4,138	7,093	11,231	11,393	7,733	14,891	22,624	2,523
Bellevue Plaza retail	22,271	24,377	7,517	31,894	96	29,920	2,070	31,990	230
Grandview DCO	—	7,266	9,702	16,968	2,105	10,750	8,323	19,073	6,523

TOTAL COMMERCIAL	22,271	38,846	30,408	69,254	16,043	52,059	33,238	85,297	11,603

Other(b)	—	—	—	—	3,372	5	3,367	3,372	3

TOTAL CORPORATE	—	—	—	—	3,372	5	3,367	3,372	3

TOTAL COMMERCIAL & CORPORATE	22,271	38,846	30,408	69,254	19,415	52,064	36,605	88,669	11,606

Total Real Estate Owned	$1,891,553	$1,772,924	$4,602,749	$6,375,673	$1,698,798	$2,035,300	$6,039,171	$8,074,471	$1,831,727

(a)	Date of construction or date of last major renovation.
(b)	Includes unallocated accruals and capital expenditures.
The aggregate cost for federal income tax purposes was approximately $7.3 billion at December 31, 2011.
The depreciable life for all buildings is 35 years.
(c)	Classified as held for sale at December 31, 2011.

3-YEAR ROLLFORWARD OF REAL ESTATE OWNED AND ACCUMULATED DEPRECIATION

The following is a reconciliation of the carrying amount of total real estate owned at December 31, (in thousands):

	2011	2010	2009
Balance at beginning of the year	$6,881,347	$6,315,047	$5,831,753
Real estate acquired	1,590,514	425,825	28,220
Capital expenditures and development	189,711	167,986	273,552
Real estate sold	(587,101)	(20,328)	—
Retirement of fully depreciated assets	—	(7,183)	(4,407)
Real estate acquired through JV consolidation	—	—	185,929

Balance at end of the year	$8,074,471	$6,881,347	$6,315,047

The following is a reconciliation of total accumulated depreciation for real estate owned at December 31:

	2011	2010	2009
Balance at beginning of the year	$1,638,326	$1,351,293	$1,078,689
Depreciation expense for the year	341,925	297,889	277,011
Accumulated depreciation on sales	(148,524)	(3,673)	—
Accumulated depreciation on retirements	—	(7,183)	(4,407)

Balance at end of year	$1,831,727	$1,638,326	$1,351,293

United Dominion Realty L.P
SCHEDULE III REAL ESTATE OWNED

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encumb- rances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
WESTERN REGION
Harbor at Mesa Verde	$47,091	$20,477	$28,538	$49,015	$11,271	$20,774	$39,512	$60,286	$20,518	2003	Jun-03
Pine Brook Village	18,270	2,582	25,504	28,086	4,638	3,886	28,838	32,724	14,045	1979	Jun-03
Pacific Shores	19,145	7,345	22,624	29,969	7,777	7,596	30,150	37,746	15,105	2003	Jun-03
Huntington Vista	31,274	8,055	22,486	30,541	6,102	8,243	28,400	36,643	14,479	1970	Jun-03
Missions at Back Bay	11,326	229	14,129	14,358	1,871	10,739	5,490	16,229	2,972	1969	Dec-03
Coronado at Newport—North	48,448	62,516	46,082	108,598	19,536	66,591	61,543	128,134	29,146	2000	Oct-04
Huntington Villas	55,752	61,535	18,017	79,552	5,014	61,855	22,711	84,566	10,965	1972	Sep-04
Villa Venetia	—	70,825	24,179	95,004	5,424	70,984	29,444	100,428	13,401	1972	Oct-04
Vista Del Rey	12,659	10,670	7,080	17,750	1,670	10,783	8,637	19,420	4,112	1969	Sep-04
Coronado South	92,188	58,785	50,067	108,852	12,351	59,058	62,145	121,203	28,473	2000	Mar-05
Pine Brook Village II	—	25,922	60,961	86,883	1,353	25,997	62,239	88,236	13,190	1975	May-08
ORANGE COUNTY, CA	336,153	328,941	319,667	648,608	77,007	346,506	379,109	725,615	166,406
2000 Post Street	—	9,861	44,578	54,439	6,848	10,178	51,109	61,287	19,648	1987	Dec-98
Birch Creek	—	4,365	16,696	21,061	5,320	5,022	21,359	26,381	10,517	1968	Dec-98
Highlands Of Marin	—	5,996	24,868	30,864	25,554	7,011	49,407	56,418	17,294	1991	Dec-98
Marina Playa	—	6,224	23,916	30,140	7,660	6,764	31,036	37,800	14,791	1971	Dec-98
River Terrace	33,130	22,161	40,137	62,298	2,221	22,265	42,254	64,519	15,981	2005	Aug-05
CitySouth	—	14,031	30,537	44,568	30,689	15,672	59,585	75,257	13,826	1972	Nov-05
Bay Terrace	—	8,545	14,458	23,003	2,543	8,549	16,997	25,546	5,827	1962	Oct-05
Highlands of Marin Phase II	—	5,353	18,559	23,912	10,976	5,730	29,158	34,888	6,801	1968	Oct-07
Edgewater	45,106	30,657	83,872	114,529	1,760	30,668	85,621	116,289	18,845	2007	Mar-08
Almaden Lake Village	27,000	594	42,515	43,109	2,459	655	44,913	45,568	9,339	1999	Jul-08
SAN FRANCISCO, CA	105,236	107,787	340,136	447,923	96,030	112,514	431,439	543,953	132,869
Rosebeach	—	8,414	17,449	25,863	1,889	8,462	19,290	27,752	8,526	1970	Sep-04
Ocean Villas	8,663	5,135	12,789	17,924	1,351	5,205	14,070	19,275	5,895	1965	Oct-04
Tierra Del Rey	—	39,586	36,679	76,265	1,811	39,592	38,484	78,076	9,369	1999	Dec-07
LOS ANGELES, CA	8,663	53,135	66,917	120,052	5,051	53,259	71,844	125,103	23,790
Crowne Pointe	7,328	2,486	6,437	8,923	4,252	2,773	10,402	13,175	5,536	1987	Dec-98
Hilltop	6,774	2,174	7,408	9,582	3,164	2,641	10,105	12,746	5,052	1985	Dec-98
The Kennedy	17,942	6,179	22,307	28,486	1,098	6,212	23,372	29,584	8,430	2005	Nov-05
Hearthstone at Merrill Creek	—	6,848	30,922	37,770	1,706	6,860	32,616	39,476	7,132	2000	May-08
Island Square	—	21,284	89,389	110,673	2,443	21,354	91,762	113,116	18,374	2007	Jul-08
SEATTLE, WA	32,044	38,971	156,463	195,434	12,663	39,840	168,257	208,097	44,524
Presidio at Rancho Del Oro	—	9,164	22,694	31,858	5,073	9,600	27,331	36,931	13,176	1987	Jun-04
Villas at Carlsbad	—	6,517	10,718	17,235	1,514	6,639	12,110	18,749	5,079	1966	Oct-04
SAN DIEGO, CA	—	15,681	33,412	49,093	6,587	16,239	39,441	55,680	18,255
Boronda Manor	—	1,946	8,982	10,928	8,396	3,112	16,212	19,324	6,662	1979	Dec-98
Garden Court	—	888	4,188	5,076	4,385	1,455	8,006	9,461	3,393	1973	Dec-98
Cambridge Court	—	3,039	12,883	15,922	13,073	5,160	23,835	28,995	10,269	1974	Dec-98
Laurel Tree	—	1,304	5,115	6,419	5,335	2,075	9,679	11,754	4,115	1977	Dec-98
The Pointe At Harden Ranch	—	6,388	23,854	30,242	23,263	9,731	43,774	53,505	18,246	1986	Dec-98
The Pointe At Northridge	—	2,044	8,028	10,072	9,098	3,204	15,966	19,170	6,985	1979	Dec-98
The Pointe At Westlake	—	1,329	5,334	6,663	5,159	2,109	9,713	11,822	3,984	1975	Dec-98
MONTEREY PENINSULA, CA	—	16,938	68,384	85,322	68,709	26,846	127,185	154,031	53,654
Verano at Rancho Cucamonga Town Square	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842	2006	Oct-02
INLAND EMPIRE, CA	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842
Foothills Tennis Village	—	3,618	14,542	18,160	5,824	3,987	19,997	23,984	10,432	1988	Dec-98
Woodlake Village	—	6,772	26,967	33,739	11,335	7,832	37,242	45,074	20,299	1979	Dec-98
SACRAMENTO, CA	—	10,390	41,509	51,899	17,159	11,819	57,239	69,058	30,731
Tualatin Heights	8,976	3,273	9,134	12,407	5,655	3,707	14,355	18,062	7,736	1989	Dec-98
Andover Park	15,938	2,916	16,995	19,911	6,676	3,105	23,482	26,587	11,570	1989	Sep-04
Hunt Club	17,020	6,014	14,870	20,884	4,850	6,295	19,439	25,734	9,810	1985	Sep-04
PORTLAND, OR	41,934	12,203	40,999	53,202	17,181	13,107	57,276	70,383	29,116

TOTAL WESTERN REGION	578,338	597,603	1,071,132	1,668,735	352,769	643,048	1,378,456	2,021,504	521,187

MID-ATLANTIC REGION
The Whitmore	—	6,418	13,411	19,829	19,602	7,424	32,007	39,431	16,461	2008	Apr-02
Ridgewood	—	5,612	20,086	25,698	7,214	5,836	27,076	32,912	16,168	1988	Aug-02
The Calvert	—	263	11,189	11,452	20,825	8,275	24,002	32,277	9,209	1962	Nov-03
Wellington Place at Olde Town	28,681	13,753	36,059	49,812	16,314	14,541	51,585	66,126	22,649	2008	Sep-05
Andover House	—	14,357	51,577	65,934	2,449	14,360	54,023	68,383	15,087	2004	Mar-07
Sullivan Place	—	1,137	103,676	104,813	3,015	1,181	106,647	107,828	25,509	2007	Dec-07
Circle Towers	69,771	33,011	107,051	140,062	5,927	32,876	113,113	145,989	23,714	1972	Mar-08
Delancey at Shirlington	—	21,606	66,765	88,371	966	21,616	67,721	89,337	14,696	2006/07	Mar-08
METROPOLITAN DC	98,452	96,157	409,814	505,971	76,312	106,109	476,174	582,283	143,493
Lakeside Mill	15,242	2,666	10,109	12,775	3,707	2,849	13,633	16,482	9,166	1989	Dec-99
Tamar Meadow	17,602	4,145	17,150	21,295	4,381	4,502	21,174	25,676	12,142	1990	Nov-02
Calvert’s Walk	18,043	4,408	24,692	29,100	5,833	4,567	30,366	34,933	14,602	1988	Mar-04
Liriope Apartments	—	1,620	6,791	8,411	896	1,629	7,678	9,307	3,752	1997	Mar-04
20 Lambourne	32,795	11,750	45,590	57,340	3,471	11,837	48,974	60,811	11,613	2003	Mar-08
BALTIMORE, MD	83,682	24,589	104,332	128,921	18,288	25,384	121,825	147,209	51,275
Inwood West	60,702	20,778	88,096	108,874	893	20,779	88,988	109,767	3,812	2006	Apr-11
14 North	—	10,961	51,175	62,136	1,088	10,961	52,263	63,224	2,335	2005	Apr-11
BOSTON, MA	60,702	31,739	139,271	171,010	1,981	31,740	141,251	172,991	6,147
10 Hanover Square	205,526	41,432	218,983	260,415	2,085	41,432	221,068	262,500	8,945	2005	Apr-11
95 Wall Street	—	57,637	266,255	323,892	137	57,641	266,388	324,029	5,738	2008	Aug-11
NEW YORK, NY	205,526	99,069	485,238	584,307	2,222	99,073	487,456	586,529	14,683

TOTAL MID-ATLANTIC REGION	448,362	251,554	1,138,655	1,390,209	98,803	262,306	1,226,706	1,489,012	215,598

		Initial Costs			Cost of Improvements Capitalized Subsequent to Acquisition Costs	Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs		Land and Land Improve- ments	Buildings Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
SOUTHEASTERN REGION
Sugar Mill Creek	—	2,242	7,553	9,795	5,616	2,648	12,763	15,411	7,243	1988	Dec-98
Inlet Bay	—	7,702	23,150	30,852	11,958	8,857	33,953	42,810	19,948	1988/89	Jun-03
MacAlpine Place	—	10,869	36,858	47,727	5,070	11,091	41,706	52,797	18,542	2001	Dec-04
TAMPA, FL	—	20,813	67,561	88,374	22,644	22,596	88,422	111,018	45,733
Legacy Hill	—	1,148	5,867	7,015	7,841	1,692	13,164	14,856	9,357	1977	Nov-95
Hickory Run	—	1,469	11,584	13,053	8,458	1,989	19,522	21,511	11,013	1989	Dec-95
Carrington Hills	—	2,117	—	2,117	32,205	4,278	30,044	34,322	16,264	1999	Dec-95
Brookridge	—	708	5,461	6,169	3,844	1,007	9,006	10,013	5,588	1986	Mar-96
Breckenridge	—	766	7,714	8,480	3,688	1,157	11,011	12,168	6,299	1986	Mar-97
Polo Park	—	4,583	16,293	20,876	15,090	5,491	30,475	35,966	14,135	2008	May-06
NASHVILLE, TN	—	10,791	46,919	57,710	71,126	15,614	113,222	128,836	62,656
St Johns Plantation (c)	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538	2006	Jun-05
JACKSONVILLE, FL	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538
The Reserve and Park at Riverbridge	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261	1999/2001	Dec-04
OTHER FLORIDA	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261

TOTAL SOUTHEASTERN REGION	40,133	51,860	203,983	255,843	104,202	59,034	301,011	360,045	151,188

SOUTHWESTERN REGION
THIRTY377	31,816	24,036	32,951	56,987	6,117	24,229	38,875	63,104	13,838	2007	Aug-06
Legacy Village	59,300	16,882	100,102	116,984	4,071	17,029	104,026	121,055	24,322	2005/06/07	Mar-08
DALLAS, TX	91,116	40,918	133,053	173,971	10,188	41,258	142,901	184,159	38,160
Finisterra (c)	—	1,274	26,392	27,666	4,351	1,735	30,282	32,017	13,999	1997	Mar-98
Sierra Foothills (c)	20,978	2,728	—	2,728	21,204	5,102	18,830	23,932	12,968	1998	Feb-98
Sierra Canyon (c)	10,717	1,810	12,964	14,774	2,197	2,071	14,900	16,971	9,381	2001	Dec-01
PHOENIX, AZ	31,695	5,812	39,356	45,168	27,752	8,908	64,012	72,920	36,348
Barton Creek Landing	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086	1986	Mar-02
AUSTIN, TX	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086

TOTAL SOUTHEASTERN REGION	122,811	49,881	186,678	236,559	58,148	54,580	240,127	294,707	86,594
REAL ESTATE UNDER DEVELOPMENT
UDR Pacific Los Alisos, LP	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—

TOTAL ESTATE UNDER DEVELOPMENT	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—
LAND
Presidio	—	1,524	—	1,524	921	1,300	1,145	2,445	—

TOTAL LAND	—	1,524	—	1,524	921	1,300	1,145	2,445	—

TOTAL REAL ESTATE UNDER DEVELOPMENT	—	18,822	—	18,822	10,417	17,685	11,554	29,239	—

TOTAL COMMERCIAL	—	1,441	6,096	7,537	2,449	2,552	7,434	9,986	1,791
Other (b)	—	—	—	—	804	6	799	805	—

TOTAL CORPORATE	—	—	—	—	804	6	799	805	—

TOTAL COMMERCIAL & CORPORATE	—	1,441	6,096	7,537	3,253	2,558	8,233	10,791	1,791

Total Real Estate Owned	$1,189,644	$971,161	$2,606,544	$3,577,705	$627,592	$1,039,211	$3,166,087	$4,205,298	$976,358

(a)	Date of construction or date of last major renovation.
(b)	Includes unallocated accruals and capital expenditures.
The aggregate cost for federal income tax purposes was approximately $2.3 billion at December 31, 2011.
(c)	The depreciable life for all buildings is 35 years.
Classified as held for sale at December 31, 2011

3-YEAR ROLLFORWARD OF REAL ESTATE OWNED AND ACCUMULATED DEPRECIATION

The following is a reconciliation of the carrying amount of total real estate owned at December 31, (in thousands):

	2011	2010	2009
Balance at beginning of the year	$3,706,184	$3,640,888	$3,569,239
Real estate acquired	758,707	—	—
Capital expenditures and development	63,191	65,296	71,649
Real estate sold	(322,784)	—	—

Balance at end of year	$4,205,298	$3,706,184	$3,640,888

The following is a reconciliation of total accumulated depreciation for real estate owned at December 31:

	2011	2010	2009
Balance at beginning of the year	$884,083	$717,892	$552,369
Depreciation expense for the year	181,085	166,191	165,757
Accumulated depreciation on asset retirements	—	—	(234)
Accumulated depreciation on sales	(88,810)	—	—

Balance at end of year	$976,358	$884,083	$717,892

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220), which provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This requirement is effective for fiscal years and interim periods beginning after December 15, 2011 for the Company. The accompanying consolidated financial statements include a consolidated statement of comprehensive income/(loss) for each of the three years in the period ended December 31, 2011.

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Finance Reporting Standards (“IFRS”). This is effective for periods beginning after December 15, 2011 for the Company. The Company does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted the requirements of in ASU 2010-29, which were effective prospectively for the Company’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Company for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Company for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Comprehensive income

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

Comprehensive income, which is defined as all changes in equity during each period except for those resulting from investments by or distributions to stockholders, is displayed in the accompanying Consolidated Statements of Comprehensive Income/(Loss). For each of the three years ended December 31, 2011, 2010, and 2009 other comprehensive income/(loss) consisted of the change in fair value of marketable securities, the change in the fair value of effective cash flow hedges, and the allocation of other comprehensive income/(loss) to redeemable non-controlling interests.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Finance Reporting Standards (“IFRS”). This is effective for periods beginning after December 15, 2011 for the Company. The Company does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Company for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Company for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted the requirements of in ASU 2010-29, which were effective prospectively for the Company’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

Real estate

Real estate assets held for investment are carried at historical cost and consist of land, buildings and improvements, furniture, fixtures and equipment and other costs incurred during their development, acquisition and redevelopment.

Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to the acquisition and/or improvement of real estate assets are capitalized and depreciated over their estimated useful lives if the expenditures qualify as a betterment or the life of the related asset will be substantially extended beyond the original life expectancy.

UDR purchases real estate investment properties and records the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. When recording the acquisition of a community, we first assign fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The Company estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up. Depreciation on the building is based on the expected useful life of the asset and the in-place leases are amortized over their remaining average contractual life. Property acquisition costs are expensed as incurred.

Quarterly or when changes in circumstances warrant, UDR will assess our real estate portfolio for indicators of impairment. In determining whether the Company has indicators of impairment in our real estate assets, we assess whether the long-lived asset’s carrying value exceeds the community’s undiscounted future cash flows, which is representative of projected net operating income (“NOI”) plus the residual value of the community. Our future cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. If such indicators of impairment are present and the carrying value exceeds the undiscounted cash flows of the community, an impairment loss is recognized equal to the excess of the carrying amount of the asset over its estimated fair value. Our estimates of fair market value represent our best estimate based primarily upon unobservable inputs related to rental rates, operating costs, growth rates, discount rates, capitalization rates, industry trends and reference to market rates and transactions.

For long-lived assets to be disposed of, impairment losses are recognized when the fair value of the asset less estimated cost to sell is less than the carrying value of the asset. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. Real estate held for sale is carried at the lower of cost, net of accumulated depreciation, or fair value, less the cost to sell, determined on an asset-by-asset basis. Expenditures for ordinary repair and maintenance costs on held for sale properties are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to held for sale properties are capitalized at cost. Depreciation is not recorded on real estate held for sale.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets which are 35 years for buildings, 10 to 35 years for major improvements, and 3 to 10 years for furniture, fixtures, equipment, and other assets. As of December 31, 2011 and 2010, the amount of our net intangible assets which are reflected in “Other assets” was $21.4 million and $13.3 million, respectively. As of December 31, 2011 and 2010, the amount of our net intangible liabilities which are reflected in “Accounts payable, accrued expenses, and other liabilities” was $5.9 million and $3.9 million in our Consolidated Balance Sheets. The balances are being amortized over the remaining life of the respective intangible.

All development projects and related costs are capitalized and reported on the Consolidated Balance Sheets as “Real estate under development”. As each building in a project is completed and becomes available for lease-up, the Company ceases capitalization and the assets are depreciated over their estimated useful life. The costs of development projects which include interest, real estate taxes, insurance, and allocated development overhead related to support costs for personnel working directly on the development site are capitalized during the construction period. During the years ended 2011, 2010, and 2009, total interest capitalized was $13.0 million, $12.5 million, and $16.9 million, respectively.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions and short-term, highly liquid investments. We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The majority of the Company’s cash and cash equivalents are held at major commercial banks.

Restricted cash	Restricted cash consists of escrow deposits held by lenders for real estate taxes, insurance and replacement reserves, and security deposits.
Marketable Securities

Marketable securities represented common stock in a publicly held company and were classified as “available-for-sale”. At December 31, 2010, the marketable securities were carried at an estimated fair value of $3.9 million, which consisted of a cost of $374,000 and gross unrealized gains of $3.5 million that was reported as a component of stockholders’ equity.

During the year ended December 31, 2011, the Company sold the marketable securities for $3.5 million, resulting in a gross realized gain of $3.1 million, which is included in “Other Income” on the Consolidated Statements of Operations. The cost of securities sold was based on the specific identification method. As a result of the sale, unrealized gains of $3.5 million were reclassified out of accumulated other comprehensive income/(loss) into earnings during the year ended December 31, 2011.

During the year ended December 31, 2010, the Company sold previously held corporate debt securities, which were classified as “available-for-sale”. Proceeds from the sale of these securities were $39.5 million, resulting in gross realized gains of $4.7 million. These gains are included in “Other income” in the Consolidated Statements of Operations. The amortization of any discount and interest income on these securities are also included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2010 and 2009.

Investment in joint ventures

We use the equity method to account for investments that qualify as variable interest entities where we are not the primary beneficiary and entities that we do not control or where we do not own a majority of the economic interest but have the ability to exercise significant influence over the operating and financial policies of the investee. Throughout these financial statements we use the term “joint venture” when referring to investments in entities in which we do not have a 100% ownership interest. The Company also uses the equity method when we function as the managing member and our joint venture partner has substantive participating rights or where we can be replaced by our joint venture partner as managing member without cause. For a joint venture accounted for under the equity method, our share of net earnings or losses is reflected as income/loss when earned/incurred and distributions are credited against our investment in the joint venture as received.

In determining whether a joint venture is a variable interest entity, the Company considers: the form of our ownership interest and legal structure; the size of our investment; the financing structure of the entity, including necessity of subordinated debt; estimates of future cash flows; ours and our partner’s ability to participate in the decision making related to acquisitions, disposition, budgeting and financing of the entity; obligation to absorb losses and preferential returns; nature of our partner’s primary operations; and the degree, if any, of disproportionally between the economic and voting interests of the entity. As of December 31, 2011, the Company did not assess any of our joint ventures as variable interest entities where UDR was the primary beneficiary.

We evaluate our investments in unconsolidated joint ventures for events or changes in circumstances that indicate there may be an other-than-temporary decline in value. We consider various factors to determine if a decrease in the value of the investment is other-than-temporary. These factors include, but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, the fair value of the property of the joint venture, and the relationships with the other joint venture partners and its lenders. The amount of loss recognized is the excess of the investment’s carrying amount over its estimated fair value. If we believe that the decline in fair value is temporary, no impairment is recorded. The aforementioned factors are taken into consideration as a whole by management in determining the valuation of our equity method investments. Should the actual results differ from management’s judgment, the valuation could be negatively affected and may result in a negative impact to our Consolidated Financial Statements.

Derivative financial instruments

The Company utilizes derivative financial instruments to manage interest rate risk and generally designates these financial instruments as cash flow hedges. Derivative financial instruments are recorded on our Consolidated Balance Sheets as either an asset or liability and measured quarterly at their fair value. The changes in fair value for cash flow hedges that are deemed effective are reflected in other comprehensive income and for non-designated derivative financial instruments in earnings. The ineffective component of cash flow hedges, if any, is recorded in earnings.

Redeemable non-controlling interests in the Operating Partnership

Interests in the Operating Partnership held by limited partners are represented by Operating Partnership units (“OP Units”). Income is allocated to holders of OP Units based upon net income available to common stockholders and the weighted average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to non-controlling interests in accordance with the terms of the individual partnership agreements.

Limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount (as defined in the limited partnership agreement of the Operating Partnership (the “Partnership Agreement”)), provided that such OP Units have been outstanding for at least one year. UDR, as the general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of Common Stock of the Company for each OP Unit), as defined in the Partnership Agreement. Accordingly, the Company records the OP Units outside of permanent equity and reports the OP Units at their redemption value, equivalent to the fair value of a share of UDR common stock, at each balance sheet date.

Revenue and real estate sales gain recognition

Rental income related to leases is recognized on an accrual basis when due from residents in accordance with FASB ASC 840, Leases and SEC Staff Accounting Bulletin No. 104, “Revenue Recognition”. Rental payments are generally due on a monthly basis and recognized when earned. The Company recognizes interest income, management and other fees and incentives when earned, fixed and determinable.

The Company accounts for sales of real estate in accordance with FASB ASC 360-20, Real Estate Sales. For sale transactions meeting the requirements for full accrual profit recognition, such as the Company no longer having continuing involvement in the property, we remove the related assets and liabilities from our Consolidated Balance Sheets and record the gain or loss in the period the transaction closes. For sale transactions that do not meet the full accrual sale criteria due to our continuing involvement, we evaluate the nature of the continuing involvement and account for the transaction under an alternate method of accounting.

Sales to entities in which we retain or otherwise own an interest are accounted for as partial sales. If all other requirements for recognizing profit under the full accrual method have been satisfied and no other forms of continuing involvement are present, we recognize profit proportionate to the outside interest in the buyer and defer the gain on the interest we retain. The Company recognizes any deferred gain when the property is sold to a third party. In transactions accounted by us as partial sales, we determine if the buyer of the majority equity interest in the venture was provided a preference as to cash flows in either an operating or a capital waterfall. If a cash flow preference has been provided, we recognize profit only to the extent that proceeds from the sale of the majority equity interest exceed costs related to the entire property.

Income Taxes

UDR is operated as, and elects to be taxed as a REIT. Generally, a REIT complies with the provisions of the Internal Revenue Code if it meets certain requirements concerning its income and assets, as well as if it distributes at least 90% of its REIT taxable income to its stockholders and will not be subject to U.S. federal income taxes if it distributes at least 100% of its income. Accordingly, no provision has been made for federal income taxes of the REIT. UDR is subject to certain state and local excise or franchise taxes, for which provision has been made. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to United States Federal income tax at regular corporate rates (including any applicable alternative minimum tax). Even if we qualify as a REIT, we may be subject to certain state and local income taxes and to United States Federal income tax. We also will be required to pay a 100% tax on non-arms length transactions between us and a taxable REIT subsidiary and on any net income from sales of property that the IRS successfully asserts was property held for sale to customers in the ordinary course.

UDR elected for certain consolidated subsidiaries to be treated as Taxable REIT Subsidiaries (“TRS”) relating to the Company’s development activities. Income taxes for our TRS are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rate is recognized in earnings in the period of the enactment date.

Discontinued operations

For properties accounted for under FASB ASC 360, Property, Plant and Equipment (“Topic 360”), the results of operations for those properties sold during the year or classified as held-for-sale at the end of the current year are classified as discontinued operations in the current and prior periods pursuant to FASB ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“Topic 205-20”). Further, to meet the discontinued operations criteria, the Company will not have any significant continuing involvement in the ownership or operation of the property after the sale or disposition. Once a property is classified as held-for-sale, depreciation is no longer recorded. However, if the Company determines that the property no longer meets the criteria for held-for-sale, the Company will recapture any unrecorded depreciation on the property. (See Note 4, Discontinued Operations for further discussion).

Earnings per share

Basic earnings per Common Share is computed based upon the weighted average number of Common Shares outstanding during the year. Diluted earnings per Common Share is computed based upon Common Shares outstanding plus the effect of dilutive stock options and other potentially dilutive Common Stock equivalents. The dilutive effect of OP units, stock options and other potentially dilutive Common Stock equivalents is determined using the treasury stock method based on UDR’s average stock price.

The following table sets forth the computation of basic and diluted earning per share (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)

Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding	202,573	167,365	150,067
Non-vested restricted stock awards	(1,279)	(1,508)	(977)

Denominator for basic and diluted earnings per share	201,294	165,857	149,090

Net income/(loss) attributable to common stockholders - basic and diluted	$0.05	$(0.68)	$(0.64)

The effect of the conversion of the OP Units, convertible Preferred Stock, convertible debt, stock options, and restricted stock is not dilutive and is therefore not included in the above calculations as the Company reported a loss from continuing operations for the years ended December 31, 2011, 2010, 2009.

If the operating partnership units were converted to Common Stock, the additional shares of Common Stock outstanding for the years ended December 31, 2011, 2010, and 2009 would be 7,601,693; 5,711,275; and 6,705,624 weighted average Common Shares, respectively.

If the convertible Preferred Stock were converted to Common Stock, the additional shares of Common Stock outstanding would be 3,035,548 weighted average Common Shares for the years ended December 31, 2011, 2010 and 2009.

If the stock options and unvested restricted stock were converted to Common Stock, the additional weighted average Common Shares outstanding using the treasury stock method for the three years ended December 31, 2011, 2010, and 2009 would be 2,154,739; 2,296,097; and 729,592 weighted average Common Shares, respectively.

Stock-based employee compensation plans

UDR accounts for its stock-based employee compensation plans in accordance with FASB ASC 718, Compensation- Stock Compensation. This standard requires an entity to measure the cost of employee services received in exchange for an award of an equity instrument based on the award’s fair value on the grant date and recognize the cost over the period during which the employee is required to provide service in exchange for the award, which is generally the vesting period. The fair value for stock options issued by the Company is calculated utilizing the Black-Scholes-Merton formula. For performance based awards, the Company remeasures the fair value each balance sheet date with adjustments made on a cumulative basis until the award is settled and the final compensation is known.

Advertising costs

All advertising costs are expensed as incurred and reported on the Consolidated Statements of Operations within the line item “Administrative and marketing”. During 2011, 2010, and 2009, total advertising expense was $5.4 million, $6.4 million, and $5.7 million, respectively.

Cost of raising capital

Costs incurred in connection with the issuance of equity securities are deducted from stockholders’ equity. Costs incurred in connection with the issuance or renewal of debt are subject to the provisions of FASB ASC 470-50, Debt Modification and Extinguishment. Accordingly, if the terms of the renewed or modified debt instrument are deemed to be substantially different (i.e. a 10 percent or greater difference in the cash flows between instruments), all unamortized financing costs associated with the extinguished debt are charged to earnings in the current period. When the cash flows are not substantially different, the costs associated with the renewal or modification are capitalized and amortized into interest expense over the remaining term of the related debt instrument and other related costs are expensed. The balance of any unamortized financing costs associated with retired debt is expensed upon retirement. Deferred financing costs for new debt instruments include fees and costs incurred by the Company to obtain financing. Deferred financing costs are generally amortized on a straight-line basis, which approximates the effective interest method, over a period not to exceed the term of the related debt.

Use of estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

Reclassifications	Certain previously reported amounts have been reclassified to conform to the current financial statement presentation.
Market concentration risk

The Company is subject to increased exposure from economic and other competitive factors specific to markets where the Company holds a significant percentage of the carrying value of its real estate portfolio. At December 31, 2011, the Company held greater than 10% of the carrying value of its real estate portfolio in the Orange County, California; Metropolitan DC; and New York, New York markets.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Computation of basic and diluted earning per share

	Years Ended December 31,
	2011	2010	2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)

Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding	202,573	167,365	150,067
Non-vested restricted stock awards	(1,279)	(1,508)	(977)

Denominator for basic and diluted earnings per share	201,294	165,857	149,090

Net income/(loss) attributable to common stockholders - basic and diluted	$0.05	$(0.68)	$(0.64)

Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
Summary of carrying amounts for real estate owned (at cost)

	December 31,
	2011	2010
Land	$1,821,762	$1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Land	115,198	61,557
Construction in progress	131,601	35,462
Held for sale:
Land	98,340	269,185
Building and improvements	410,123	787,273
Furniture, fixtures and equipment	49,862	77,867

Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Real estate owned, net	$6,242,744	$5,243,021

UDR's real estate community acquisitions

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
388 Beale	San Francisco, CA	April 2011	227	90,500
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
View 14	Metropolitan D.C.	June 2011	185	105,538
Rivergate	New York, NY	July 2011	706	443,403
21 Chelsea	New York, NY	August 2011	210	138,930
95 Wall	New York, NY	August 2011	507	328,914

			3,161	$1,539,535

Company's Combined result of Operations

	December 31,
	2011	2010
Pro forma revenues	$672,074	$576,494
Pro forma loss attributable to common stockholders	(4,309)	(109,442)
Proforma loss attributable to common stockholders - basic	(0.02)	(0.64)
Pro forma loss attributable to common stockholders - diluted	(0.02)	(0.64)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary of income from discontinued operations

	December 31,
	2011	2010	2009
Rental income	$107,963	$121,318	$111,244
Non-property income	—	1,845	—

	107,963	123,163	111,244
Rental expenses	40,724	47,296	40,204
Property management fee	2,970	3,337	3,060
Real estate depreciation	43,555	57,858	50,878
Interest	1,967	7,338	6,066
Other expense	227	75	170

	89,443	115,904	100,378
Income before net gain on the sale of depreciable property and income taxes	18,520	7,259	10,866
Gain on the sale of depreciable property	138,508	4,083	2,424
Income tax expense	(13,218)	—	—

Income from discontinued operations	$143,810	$11,342	$13,290

Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Joint Ventures [Abstract]
Financial information relating to unconsolidated joint ventures operations

	Year ended December 31,
	2011	2010	2009 (a)
For the year ended:
Revenues	$201,368	$60,234	$48,575
Real estate depreciation and amortization	69,290	28,744	21,133
Net loss	(21,724)	(29,737)	(11,719)
UDR recorded loss from unconsolidated entities	6,352	4,204	18,665

Combined summary of balance sheets relating to unconsolidated joint ventures

	2011	2010
Real estate, net	$2,908,623	$2,692,167
Total assets	2,998,866	2,807,886
Amount due to UDR	6,251	672
Third party debt	1,499,419	1,524,872
Total liabilities	1,561,396	1,580,733
Total Equity	1,437,470	1,227,153
Equity held by non-controlling interest	14,641	14,537

Secured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Secured Debt [Abstract]
Secured debt instruments

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$590,208	$292,236	5.10%	4.7	10
Tax-exempt secured notes payable	—	13,325	NA	—	—
Fannie Mae credit facilities	744,509	897,318	5.14%	6.0	12

Total fixed rate secured debt	1,334,717	1,202,879	5.12%	5.4	22
Variable Rate Debt
Mortgage notes payable	151,685	405,641	2.08%	1.4	6
Tax-exempt secured notes payable	94,700	94,700	0.77%	10.6	2
Fannie Mae credit facilities	310,451	260,450	1.63%	4.6	28

Total variable rate secured debt	556,836	760,791	1.60%	4.8	36

Total secured debt	$1,891,553	$1,963,670	4.10%	5.2	58

Secured credit facilities

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$1,054,960	$1,157,768
Weighted average borrowings during the period ended	1,139,588	1,198,771
Maximum daily borrowings during the period ended	1,157,557	1,209,739
Weighted average interest rate during the period ended	4.4%	4.6%
Weighted average interest rate at the end of the period	4.1%	4.5%

Aggregate maturities of secured debt

	Fixed		Variable
Year	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax-Exempt Notes Payable	Credit Facilities	Total Secured
2012	$65,480	$77,944	$64,345	$—	$99,042	$306,811
2013	23,378	38,632	62,490	—	—	124,500
2014	81,101	3,328	24,850	—	—	109,279
2015	201,691	3,522	—	—	—	205,213
2016	140,180	3,702	—	—	—	143,882
Thereafter	78,378	617,381	—	94,700	211,409	1,001,868

Total	$590,208	$744,509	$151,685	$94,700	$310,451	$1,891,553

Unsecured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Unsecure Debt Disclosure [Abstract]
Summary of unsecured debt

	December 31,
	2011	2010
Commercial Banks
Borrowings outstanding under an unsecured credit facility due October 2015 (a), (i)	$421,000	$—
Borrowings outstanding under an unsecured credit facility due July 2012 (b)	—	31,750
Senior Unsecured Notes
5.00% Medium-Term Notes due January 2012	100,000	100,000
1.71% Term Notes due December 2016 (i)	100,000	100,000
6.05% Medium-Term Notes due June 2013	122,500	122,500
5.13% Medium-Term Notes due January 2014	184,000	184,000
5.50% Medium-Term Notes due April 2014 (net of discount of $157 and $226)	128,343	128,274
5.25% Medium-Term Notes due January 2015 (includes discount of $390 and $519) (c)	324,785	324,656
5.25% Medium-Term Notes due January 2016	83,260	83,260
2.90% Term Notes due January 2016 (d), (i)	250,000	100,000
2.27% Term Notes due January 2016 (d)	—	150,000
8.50% Debentures due September 2024	15,644	15,644
4.25% Medium-Term Notes due June 2018 (net of discount of $2,751) (e), (i)	297,249	—
4.00% Convertible Senior Notes due December 2035 (f), (g)	—	167,750
3.625% Convertible Senior Notes due September 2011 (net of Subtopic 470-20 discount of $1,138 at December 31, 2010) (h), (g)	—	95,961
Other	36	39

	1,605,817	1,572,084

	$2,026,817	$1,603,834

(a)	On October 25, 2011, the Company entered into a $900 million unsecured revolving credit facility, replacing the Company’s $600 million facility noted in (b) below. The unsecured credit facility has an initial term of four years and includes a one-year extension option, and contains an accordion feature that allows the Company to increase the facility to $1.35 billion. Based on the Company’s current credit ratings, the credit facility carries an interest rate equal to LIBOR plus a spread of 122.5 basis points and a facility fee of 22.5 basis points (1.53% at December 31, 2011).
(b)	The unsecured credit facility provided us with an aggregate borrowing capacity of $600 million, which we could have increased to $750 million at our election under certain circumstances. The unsecured credit facility with a consortium of financial institutions carried an interest rate equal to LIBOR plus a spread of 47.5 basis points (0.89% interest rate at December 31, 2010). The facility was replaced in October 2011.
(c)	On December 7, 2009, the Company entered into an Amended and Restated Distribution Agreement with respect to the issue and sale by the Company from time to time of its Medium-Term Notes, Series A Due Nine Months or More From Date of Issue. During the three months ended March 31, 2010, the Company issued $150 million of 5.25% senior unsecured medium-term notes under the Amended and Restated Distribution Agreement. These notes were priced at 99.46% of the principal amount at issuance and had an unamortized discount of $390,000 and $519,000 at December 31, 2011 and 2010, respectively.
(d)	During the three months ended March 31, 2011, the Company entered into a new interest rate swap agreement for the remaining $150 million balance. In October 2011, the Company repriced the $250 million unsecured term loan such that the debt currently carries a floating rate of 142.5 basis points over LIBOR, below the previous pricing of 200 basis points over LIBOR.
(e)	On May 3, 2011, the Company entered into a Second Amended and Restated Distribution Agreement with respect to the issue and sale by the Company from time to time of its Medium-Term Notes, Series A Due Nine Months or More From Date of Issue. During the three months ended June 30, 2011, the Company issued $300 million of 4.25% senior unsecured medium-term notes under the Amended and Restated Distribution Agreement. These notes were priced at 98.988% of the principal amount at issuance and had a discount of $2.8 million at December 31, 2011.
(f)	During the year ended December 31, 2011, holders of the 4.00% Convertible Senior Notes due 2035 tendered $10.8 million of Notes. As a result, the Company retired debt with a notional value of $10.8 million and wrote off unamortized financing costs of $207,000.

On March 2, 2011, the Company called all of its outstanding 4.00% Convertible Senior Notes due 2035. The redemption date for the Notes was April 4, 2011, and the redemption price was 100% of the principal amount of the outstanding Notes, plus accrued and unpaid interest on the Notes to, but not including, the date of redemption. Subject to and in accordance with the terms and conditions set forth in the Indenture governing the Notes dated as of December 19, 2005, holders of Notes had the right to convert their Notes at any time until March 31, 2011, at a conversion rate of 38.8650 shares of our common stock per $1,000 principal amount of Notes (equivalent to a conversion price of approximately $25.73 per share). The Company accelerated the amortization of the remaining financing costs of $3.0 million to the April 4, 2011 redemption date during the year ended December 31, 2011.

(g)	ASC Subtopic 470-20 applies to all convertible debt instruments that have a “net settlement feature”, which means that such convertible debt instruments, by their terms, may be settled either wholly or partially in cash upon conversion. This guidance requires issuers of convertible debt instruments that may be settled wholly or partially in cash upon conversion to separately account for the liability and equity components in a manner reflective of the issuers’ nonconvertible debt borrowing rate. The guidance impacted the historical accounting for the 3.625% convertible senior notes due September 2011 and the 4.00% convertible senior notes due December 2035, and resulted in increased interest expense of $1.1 million, $3.5 million, and $4.3 million for the years ended December 31, 2011, 2010, and 2009, respectively.
(h)	During the year ended December 31, 2011, the Company paid $97.1 million at maturity.
(i)	The Operating Partnership is a guarantor at December 31, 2011.

Summary of short-term bank borrowings under bank credit facility

	December 31,
	2011	2010
Total revolving credit facility	$900,000	$600,000
Borrowings outstanding at end of year (1)	421,000	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	450,000	337,600
Weighted average interest rate during the year ended	1.0%	0.8%
Interest rate at end of the year	1.5%	0.9%

Aggregate maturities of unsecured debt

Year	Bank Lines	Unsecured Debt	Total Unsecured
2012	$—	$99,386	$99,386
2013	—	121,886	121,886
2014	—	311,930	311,930
2015	421,000	324,744	745,744
2016	—	432,840	432,840
Thereafter	—	315,031	315,031

Total	$421,000	$1,605,817	$2,026,817

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Summary of stock option activity and restricted stock activity

	Option Outstanding		Option Exercisable		Restricted Stock
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number Of shares	Weighted Average Fair Value Per Restricted Stock
Balance, December 31, 2010	3,837,177	$12.00	1,880,168	$13.19	1,433,299	$27.06
Granted	—	—			199,539	23.14
Exercised	(937,377)	10.24			—	—
Vested	—	—			(309,013)	19.78
Forfeited	(208,998)	12.00			(116,059)	19.43

Balance, December 31, 2011	2,690,802	$12.61	1,905,015	$13.25	1,207,766	$16.24

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Tax treatment of distributions

	December 31,
	2011	2010	2009
Ordinary income	$0.49	$0.69	$0.08
Long-term capital gain	0.07	0.03	0.54
Unrecapture section 1250 gain	0.21	0.01	0.05

	$0.77	$0.73	$0.67

Components of the provision for income tax

	December 31,
	2011	2010	2009
Income tax expense/(benefit)
Current
Federal	$463	$(3,510)	$(11,925)
State	552	977	(2,573)

Total current	1,015	(2,533)	(14,498)

Deferred
Federal	6,646	119	12,030
State	(90)	(119)	2,779

Total deferred	6,556	—	14,809

Total income tax expense/(benefit)	$7,571	$(2,533)	$311

Classification of income tax (benefit)/expense
Continuing operations	$(5,647)	$(2,533)	$311
Discontinued operations	13,218	—	—

Components of TRS deferred tax assets and liabilities

	2011	2010	2009
Deferred tax assets:
Federal and state tax attributes	$24,524	$33,053	$20,239
Book/tax depreciation	10,045	9,708	3,946
Construction capitalization differences	5,948	5,235	3,045
Investment in partnerships	3,618	3,346	4,711
Debt and interest deductions	—	10,784	8,175
Other	999	586	285

Total deferred tax assets	45,134	62,712	40,401
Valuation allowance	(45,134)	(55,516)	(33,554)

Net deferred tax assets	—	7,196	6,847

Deferred tax liabilities:
Other	—	(640)	(291)

Total deferred tax liabilities	—	(640)	(291)

Net deferred tax asset	$—	$6,556	$6,556

Income tax expense/(benefit)

	2011	2010	2009
Income tax expense/(benefit)
U.S. federal income tax expense/(benefit)	$11,715	$(16,006)	$(17,042)
State income tax provision/(benefit)	2,099	19	(1,391)
Other items	1,227	(5,100)	1,260
Valuation allowance	(7,470)	18,554	17,484

Total income tax expense/(benefit)	$7,571	$(2,533)	$311

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Redeemable noncontrolling interests in the Operating Partnership

	Years Ended December 31,
	2011	2010
Redeemable noncontrolling interests in the OP, December 31, 2010	$119,057	$98,758
Mark to market adjustment to redeemable noncontrolling interests in the OP	13,978	48,236
Conversion of OP Units to Common Stock	(287)	(18,429)
Repurchase of OP Units from redeemable noncontrolling interests	—	(327)
Net income/(loss) attributable to redeemable noncontrolling
interests in the OP	395	(3,835)
OP units issued for partial consideration in community acquisition	111,034	—
Distributions to redeemable noncontrolling interests in the OP	(7,298)	(5,228)
Allocation of other comprehensive (loss)/income	(404)	(118)

Ending redeemable noncontrolling interests in the OP	$236,475	$119,057

Net loss attributable to common stockholders and transfers from redeemable noncontrolling interests

	Years Ended December 31,
	2011	2010	2009
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)
Conversion of OP units to UDR Common Stock	287	18,429	21,117

Change in equity from net income/(loss) attributable to common stockholders and conversion of OP units to UDR Common Stock	$10,824	$(93,933)	$(74,741)

Fair Value of Derivatives and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Derivatives and Financial Instruments [Abstract]
Estimated fair values of financial instruments either recorded or disclosed on a recurring basis

		Fair Value at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Derivatives- Interest rate contracts (c)	$89	$—	$89	$—

Total assets	$89	$—	$89	$—

Derivatives- Interest rate contracts (c)	$13,660	$—	$13,660	$—
Contingent purchase
Consideration (d)	3,000	—	—	3,000
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	635,531	—	—	635,531
Fannie Mae credit facilities	799,584	—	—	799,584
Secured debt instruments- variable rate: (a)	—
Mortgage notes payable	151,685	—	—	151,685
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	310,451	—	—	310,451
Unsecured debt instruments: (b)	—
Commercial bank	421,000	—	—	421,000
Senior Unsecured Notes	1,675,189	—	—	1,675,189

Total liabilities	$4,104,800	$—	$13,660	$4,091,140

		Fair Value at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Available-for-sale equity securities	$3,866	$3,866	$—	$—
Derivatives- Interest rate contracts (c)	514	—	514	—

Total assets	$4,380	$3,866	$514	$—

Derivatives- Interest rate contracts (c)	$6,597	$—	$6,597	$—
Contingent purchase consideration (d)	5,402	—	—	5,402
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	306,515	—	—	306,515
Tax-exempt secured notes payable	13,885	—	—	13,885
Fannie Mae credit facilities	927,413	—	—	927,413
Secured debt instruments- variable rate: (a)
Mortgage notes payable	405,641	—	—	405,641
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	260,450	—	—	260,450
Unsecured debt instruments: (b)
Commercial bank	31,750	—	—	31,750
Senior Unsecured Notes	1,625,492	264,849	—	1,360,643

Total liabilities	$3,677,845	$264,849	$6,597	$3,406,399

Redeemable Non-controlling Interests	$119,057	$—	$119,057	$—

(a)	See Note 6, Secured Debt
(b)	See Note 7, Unsecured Debt
(c)	See Note 13, Derivatives and Hedging Activity
(d)	In the first quarter of 2010, the Company accrued a liability of $6.0 million related to a contingent purchase consideration on one of its properties. The contingent consideration was determined based on the fair market value of the related asset which is estimated using Level 3 inputs utilized in a third party appraisal. The Company paid approximately $635,000 of the liability during the year ended December 31, 2010. The remaining balance of $5.4 million was paid during the year ended December 31, 2011 in conjunction with the sale of the property. The fair value of the contingent purchase consideration is also inclusive of $3.0 million accrued in relation to our acquisition of a development property in a consolidated joint venture as of and during the year ended December 31, 2011. (See Note 5, Joint Ventures.)

Derivatives and Hedging Activity (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging Activity [Abstract]
Outstanding interest rate derivatives

Interest Rate Derivative	Number of Instruments	Notional
Interest rate swaps	13	$509,787
Interest rate caps	5	274,291

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging (formerly SFAS 133, “Accounting for Derivative Instruments and Hedging Activities”). Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a loss of $23,000 and $991,000 for the years ended December 31, 2011 and 2010, respectively, and a gain of $593,000 for the year ended December 31, 2009. As of December 31, 2011, the Company had the following outstanding derivatives that were not designated as hedges in qualifying hedging relationships (dollar amounts in thousands):

Product	Number of Instruments	Notional
Interest rate caps	3	$172,697

Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value at December 31,		Balance Sheet Location	Fair Value at December 31,
		2011	2010		2011	2010
Derivatives designated as hedging instruments:
Interest Rate Products	Other Assets	$71	$243	Other Liabilities	$13,660	$6,597

Total		$71	$243		$13,660	$6,597

Derivatives not designated as hedging instruments:
Interest Rate Products	Other Assets	$18	$271	Other Liabilities	$—	$—

Total		$18	$271		$—	$—

Effect of Company's derivative financial instruments on Consolidated Statements of Operation

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	December 31,				December 31,				December 31,
	2011	2010	2009		2011	2010	2009		2011	2010	2009
Interest Rate Products	$(16,477)	$(9,273)	$(3,949)	Interest expense	$(9,132)	$(6,777)	$(12,082)	Other expense	$(58)	$(1)	$—

Total	$(16,477)	$(9,273)	$(3,949)		$(9,132)	$(6,777)	$(12,082)		$(58)	$(1)	$—

Effect of Company's derivatives not designated as hedging instruments on the Consolidated Statements of Operations

Derivatives Not Designated as Hedging Instruments	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
		2011	2010	2009
Interest Rate Products	Other (expense)/income	$(23)	$(991)	$593

Total		$(23)	$(991)	$593

Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of the Company's real estate development commitments

	Number of Properties	Costs Incurred to Date	Expected Costs to Complete (unaudited)	Ownership Stake
Wholly owned - under development	7	$248,746	$425,529	100%
Joint ventures:
Consolidated Joint Ventures	1	13,072	32,928	90%
Unconsolidated Joint Ventures	3	37,913	142,987	95%

		$299,731	$601,444

Future minimum lease payments

	Ground Leases (a)	Office Space
2012	$5,043	$458
2013	5,043	478
2014	5,043	498
2015	5,043	499
2016	5,043	40
Thereafter	314,914	—

	$340,129	$1,973

Reportable Segment (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segments [Abstract]
Summary of rental income and NOI from continuing and discontinued operations for UDR's reportable segments and reconciliation of NOI to loss from continuing operations

	For the Years Ended December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Communities
Western Region	$185,759	$177,771	$182,120
Mid-Atlantic Region	136,105	130,716	127,161
Southeastern Region	100,741	97,325	96,283
Southwestern Region	35,266	33,727	33,351
Non-Mature communities/Other	273,087	194,329	163,984

Total segment and consolidated rental income	$730,958	$633,868	$602,899

Reportable apartment home segment NOI
Same Communities
Western Region	$129,292	$121,338	$127,653
Mid-Atlantic Region	93,926	89,175	86,256
Southeastern Region	63,649	61,587	59,788
Southwestern Region	20,319	19,205	17,870
Non-Mature communities/Other	177,574	119,759	106,893

Total segment and consolidated NOI	484,760	411,064	398,460

Reconciling items:
Non-property income	17,422	14,347	14,274
Property management	(20,101)	(17,432)	(16,581)
Other operating expenses	(6,217)	(5,848)	(6,485)
Depreciation and amortization	(370,343)	(303,446)	(278,391)
Interest, net	(158,333)	(150,796)	(142,152)
General and administrative	(45,915)	(45,243)	(39,035)
Severance costs and other restructuring charges	(1,342)	(6,803)	—
Other depreciation and amortization	(3,931)	(4,843)	(5,161)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Redeemable noncontrolling interests in OP	(395)	3,835	4,282
Non-controlling interests	(167)	(146)	(191)
Tax (expense)/ benefit	(7,571)	2,533	(311)
Gain on the sale of depreciable property	138,508	4,083	2,424

Net income/(loss) attributable to UDR, Inc.	$20,023	$(102,899)	$(87,532)

Details of assets of UDR's reportable segments

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Communities
Western Region	$1,938,696	$1,920,742
Mid-Atlantic Region	1,154,559	1,144,527
Southeastern Region	801,712	792,338
Southwestern Region	343,457	340,246
Non-Mature communities/Other	3,836,047	2,683,494

Total segment assets	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Total segment assets - net book value	6,242,744	5,243,021

Reconciling items:
Cash and cash equivalents	12,503	9,486
Marketable securities	—	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	—	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596

Total consolidated assets	$6,721,354	$5,529,540

Unaudited Summarized Consolidated Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Summarized Consolidated Quarterly Financial Data [Abstract]
Consolidated quarterly financial data

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$137,812	$150,636	$163,859	$170,688
Loss from continuing operations	(32,847)	(34,130)	(30,026)	(26,222)
Income from discontinued operations	4,191	49,039	16,240	74,340
Net (loss)/income attributable to common stockholders	(30,243)	12,149	(15,559)	44,190
(Loss)/income per share (b):
Basic and diluted	$(0.17)	$0.06	$(0.07)	$0.20
2010
Rental income (a)	$122,682	$124,390	$129,321	$136,157
Loss from continuing operations	(28,912)	(28,623)	(29,194)	(31,201)
Income from discontinued operations	3,886	983	4,589	1,884
Net loss attributable to common stockholders	(26,435)	(28,968)	(26,134)	(30,825)
Loss per share (b):
Basic and diluted	$(0.17)	$(0.18)	$(0.16)	$(0.17)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per common share amounts may not total to the annual amounts due to rounding.

Consolidation and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2011 Property Home Community	Dec. 31, 2009	Dec. 31, 2010	Jan. 22, 2009	Jan. 21, 2009	Dec. 31, 2008	Nov. 05, 2008
Investment Holdings [Line Items]
Operating partnership outstanding units				179,909,408
Percentage of units owned by UDR		94.90%	100.00%	97.20%
Consolidation and Basis of Presentation (Textual) [Abstract]
Number of owned and consolidated community by the Company		163
Number of markets		22
Number of apartment homes owned and consolidated by the Company		47,343
Number of apartment homes owned by the company through unconsolidated joint ventures		10,496
Dividend declared common stock per share								$ 1.29
Recurring distribution of the Company							$ 0.33
Additional special distribution due to disposition activity							$ 0.96
Minimum amount of cash payable to stockholder other than fractional shares								$ 44
Payments of special dividends common stock		177.1
Common shares issued and outstanding on record date		137,266,557
Special dividend paid date	Jan 29, 2009
Special dividend record date	Dec 9, 2008
Payment of Special Dividend through the issuance of 11,358,042 shares of Common Stock			$ 133.1
Number of shares of Common Stock to pay special dividend		11,358,042
Volume weighted average closing sales price of common stock					$ 11.71	$ 11.71
OP units outstanding related to general partner		174,859,951		174,847,440
OP units outstanding related to limited partner		9,421,302		5,061,968
Percentage of partnership units owned by limited partners		5.10%		2.80%
Operating Partnership [Member]
Investment Holdings [Line Items]
Operating partnership outstanding units		184,281,253
Heritage Communities LP [Member]
Investment Holdings [Line Items]
Operating partnership outstanding units			6,264,260

Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$ 44,190,000	$ (15,559,000)	$ 12,149,000	$ (30,243,000)	$ (30,825,000)	$ (26,134,000)	$ (28,968,000)	$ (26,435,000)	$ 10,537,000	$ (112,362,000)	$ (95,858,000)
Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding									202,573,000	167,365,000	150,067,000
Non-vested restricted stock awards									(1,279,000)	(1,508,000)	(977,000)
Denominator for basic and diluted earnings per share									201,294,000	165,857,000	149,090,000
Net income/(loss) attributable to common stockholders - basic and diluted	$ 0.2	$ (0.07)	$ 0.06	$ (0.17)	$ (0.17)	$ (0.16)	$ (0.18)	$ (0.17)	$ 0.05	$ (0.68)	$ (0.64)
Significant Accounting Policies (Textual) [Abstract]
Net intangible assets	21,400,000				13,300,000				21,400,000	13,300,000
Net intangible liabilities	5,900,000				3,900,000				5,900,000	3,900,000
Total interest capitalized									13,000,000	12,500,000	16,900,000
Marketable securities carried at an estimated fair value					3,900,000					3,900,000
Cost related to marketable securities					374,000					374,000
Unrealized gain on Marketable Securities					3,500,000					3,500,000
Sale of marketable securities									3,500,000
Gross realized gains									3,100,000
Unrealized gains reclassified out of accumulated other comprehensive income/(loss) into earnings									3,500,000
Proceeds from the sale of debt securities										39,500,000
Gross realized gain on available for sale securities										4,700,000
Ownership interest									100.00%
Percentage of taxable income distributed to shareholders to comply with provisions of federal income tax code									90.00%
Percentage of income that company distributes to comply with federal income tax code									100.00%
Percentage of tax on non-arms length transactions									100.00%
Incremental common shares outstanding on conversion of operating partners unit									7,601,693	5,711,275	6,705,624
Incremental common shares outstanding on conversion of preferred stock									3,035,548	3,035,548	3,035,548
Additional weighted average Common Shares outstanding using the treasury stock									2,154,739	2,296,097	729,592
Total advertising expense									$ 5,400,000	$ 6,400,000	$ 5,700,000
Minimum percentage of difference in cash flows between instruments									10.00%
Orange County, California, Metropolitan DC and New York [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Minimum percentage of carrying value of real estate portfolio held by company									10.00%
Building [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Maximum									35
Major improvements [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Minimum									10
Useful Life, Maximum									35
Furniture, fixtures, equipment and other assets [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Minimum									3
Useful Life, Maximum									10

Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of carrying amounts for real estate owned (at cost)
Land	$ 1,821,762	$ 1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Construction in progress	246,229	97,019
Held for sale:
Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)	(1,351,293)	(1,078,689)
Real estate owned, net	6,242,744	5,243,021
Land [Member]
Under development:
Construction in progress	115,198	61,557
Held for sale:
Real Estate Held for sale	98,340	269,185
Construction in Progress [Member]
Under development:
Construction in progress	131,601	35,462
Building and improvements [Member]
Held for sale:
Real Estate Held for sale	410,123	787,273
Furniture, fixtures and equipment [Member]
Held for sale:
Real Estate Held for sale	$ 49,862	$ 77,867

Real Estate Owned (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Property
UDR's real estate community acquisitions
Units	3,161
Purchase Price	$ 1,539,535
10 Hanover Square [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	493
Purchase Price	259,750
388 Beale [Member] | San Francisco, CA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	227
Purchase Price	90,500
14 North [Member] | Boston, MA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	387
Purchase Price	64,500
Inwood West [Member] | Boston, MA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	446
Purchase Price	108,000
View 14 [Member] | Metropolitan D.C. [Member]
UDR's real estate community acquisitions
Acquisition Date	June 2011
Units	185
Purchase Price	105,538
Rivergate [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	July 2011
Units	706
Purchase Price	443,403
21 Chelsea [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	August 2011
Units	210
Purchase Price	138,930
95 Wall [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	August 2011
Units	507
Purchase Price	$ 328,914

Real Estate Owned (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Company's combined result of operations
Pro forma revenues	$ 672,074	$ 576,494
Pro forma loss attributable to common stockholders	$ (4,309)	$ (109,442)
Pro forma loss attributable to common stockholders - basic	$ (0.02)	$ (0.64)
Pro forma loss attributable to common stockholders - diluted	$ (0.02)	$ (0.64)

Real Estate Owned (Details Textual) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended
	Apr. 30, 2011 Community Home	Dec. 31, 2011 Home Community State Property	Dec. 31, 2010 Home Community	Dec. 31, 2009 Home Community	Dec. 31, 2011 Land Parcel [Member] Parcel	Apr. 30, 2011 10 Hanover Square [Member]	Apr. 30, 2011 Asset Exchange [Member]	Aug. 31, 2011 95 Wall [Member]
Purchase price allocation of UDR's real estate community acquisitions
Buildings		$ 1,200,000,000
Furniture/Fixtures/Equipment		6,100,000
Intangible assets		39,600,000
Intangible liabilities		3,100,000
Assumed debt		305,500,000
Acquisition cost of company						259,800,000	263,000,000	328,900,000
Fair value of debt assumed						208,100,000	61,700,000
Number of OP Units issued in partial consideration of acquisition of property						2,569,606		1,802,239
Cash paid in asset exchange							28,100,000
Deemed value of Operating partnership units						to the greater of $25.00 or the closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date (and including) the date one business day prior to the settlement date		to the greater of $25.00 or the closing price per share of the Company’s common stock for the 10 day period ended on (and including) the date one business day prior to the settlement date (and including) the date one business day prior to the settlement date
Basis of determining value of OP Units issued in partial consideration of acquisition of property						$25.00 or the closing price per share of the Company's common stock for the 10 day period ended on (and including) the date of one business day prior to settlement date		$25.00 or the closing price per share of the Company's common stock for the 10 day period ended on (and including) the date of one business day prior to settlement date
Per Unit Fair Value of OP Units Issued in partial consideration of acquisition of property						$ 24.47		$ 26.71
Maximum amount of Operating Partnership Units to be deemed						$ 25		$ 25
Period of volume weighted average closing price per share of Company's common stock						10 days		10 days
Total purchase price of assets acquired			23,600,000
Price of land parcel acquired		301,700,000			34,300,000
Number of land parcel acquired		22			3
Real Estate Owned (Textual) [Abstract]
Company's owned property details		163 communities in 11 states and the District of Columbia totaling 47,343 apartment homes
Business Acquisition Asset Exchange	500,000,000
Acquisition related costs		4,800,000	2,900,000	0
Revenues of acquiree since acquisition date		58,400,000
Earnings of acquiree since acquisition date		26,900,000
Multifamily apartment communities sold by UDR as part of asset exchange	2
Number of homes in multifamily apartment communities of UDR sold as part of asset exchange	434
Number of homes in multifamily apartment communities of operating partnership sold as part of asset exchange	984
Multifamily apartment communities sold by operating partnership as part of asset exchange	4
Number of Operating communities acquired			5	1
Number of apartment homes acquired			1,374	289
Purchase price of acquired operating communities			$ 412,000,000
Number of owned and consolidated community by the Company		163
Number of states in which there are owned and consolidated communities		11
Number of apartment homes owned and consolidated by the Company		47,343

Discontinued Operations (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012 Home Community	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Home Community	Dec. 31, 2010 Community Home	Dec. 31, 2009
Summary of income from discontinued operations
Rental income										$ 107,963,000	$ 121,318,000	$ 111,244,000
Non-property income											1,845,000
Total Income										107,963,000	123,163,000	111,244,000
Rental expenses										40,724,000	47,296,000	40,204,000
Property management fee										2,970,000	3,337,000	3,060,000
Real estate depreciation										43,555,000	57,858,000	50,878,000
Interest										1,967,000	7,338,000	6,066,000
Other expense										227,000	75,000	170,000
Total Expenses										89,443,000	115,904,000	100,378,000
Income before net gain on the sale of depreciable property and income taxes										18,520,000	7,259,000	10,866,000
Gain on the sale of depreciable property										138,508,000	4,083,000	2,424,000
Tax benefit/(expense) for taxable REIT subsidiary										(13,218,000)
Income from discontinued operations		74,340,000	16,240,000	49,039,000	4,191,000	1,884,000	4,589,000	983,000	3,886,000	143,810,000	11,342,000	13,290,000
Discontinued Operations (Textual) [Abstract]
Gain on sale of community for financial reporting purposes										138,508,000	4,083,000	2,424,000
Apartment homes sold	1,576									4,488	149
Apartment homes sold in conjunction of asset exchange										1,418
Communities sold	6									18	1
Communities sold in conjunction of asset exchange										6
Total sale price of assets										593,400,000
Home Held for Disposition	4,918
Communities held for disposition	14
Taxable REIT Subsidiaries [Member]
Summary of income from discontinued operations
Tax benefit/(expense) for taxable REIT subsidiary										$ (13,218,000)

Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information relating to unconsolidated joint ventures operations
UDR recorded loss from unconsolidated entities	$ (6,352)	$ (4,204)	$ (18,665)
Unconsolidated Joint Ventures [Member]
Financial information relating to unconsolidated joint ventures operations
Revenues	201,368	60,234	48,575
Real estate depreciation and amortization	69,290	28,744	21,133
Net loss	(21,724)	(29,737)	(11,719)
UDR recorded loss from unconsolidated entities	6,352	4,204	18,665
Combined summary of balance sheets relating to unconsolidated joint ventures
Real estate, net	2,908,623	2,692,167
Total assets	2,998,866	2,807,886
Amount due to UDR	6,251	672
Third party debt	1,499,419	1,524,872
Total liabilities	1,561,396	1,580,733
Total Equity	1,437,470	1,227,153
Equity held by non-controlling interest	$ 14,641	$ 14,537

Joint Ventures (Details Textual) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended									1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2011 989 Elements [Member]	Dec. 31, 2011 Joint venture one UDR/MetLife Partnership [Member]	Nov. 30, 2010 Joint venture one UDR/MetLife Partnership [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Community	Dec. 31, 2010 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]	Nov. 30, 2010 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Parcel Community	Dec. 31, 2011 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member]	Dec. 31, 2010 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member]	Oct. 31, 2010 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture Three [Member] Home	Jun. 30, 2011 Unconsolidated Joint Venture Three [Member]	Dec. 31, 2010 Unconsolidated Joint Venture Three [Member] Home	Jun. 30, 2011 Unconsolidated Joint Venture Four Texas [Member] Property Community	Dec. 31, 2011 Unconsolidated Joint Venture Four Texas [Member] Home	Dec. 31, 2010 Unconsolidated Joint Venture Four Texas [Member]	Dec. 31, 2011 Unconsolidated Joint Venture Five San Diego California [Member]	May 31, 2011 Unconsolidated Joint Venture Five San Diego California [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture Six College Park Maryland [Member]	Jun. 30, 2011 Unconsolidated Joint Venture Six College Park Maryland [Member] Home	Dec. 31, 2011 Consolidated Joint Venture One [Member]	Aug. 31, 2011 Consolidated Joint Venture One [Member] Home	Nov. 30, 2010 Land [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Home	Nov. 30, 2010 Buildings [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]	Nov. 30, 2010 Intangible Assets [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]
Summary of Joint Ventures (Textual) [Abstract]
Joint Venture, Number of apartment homes in operating communities							5,748						240			151		3,992			263		256		173
Controlling interest in consolidated joint venture																								90.00%
Contribution made by company																									$ 9,000,000
Additional contribution made by company																								3,000,000
Contingent purchase consideration	3,000,000																								3,000,000
Fair value of underlying property																									9,800,000
Fair value of underlying property upon completion of the entitlement process																									12,800,000
Agreement to purchase remaining interest in joint venture					2.00%
Payments related to the buyout of joint venture	450,000	16,141,000			450,000
Initial investment in equity method investment										100,800,000			10,000,000					20,400,000			9,900,000		7,100,000
Number of operating communities in joint venture										26							10
Number of additional apartment homes																										2,000
Equity method investment, Ownership percentage		30.00%		30.00%						12.27%				30.00%												4.11%
Cash paid in partial consideration for acquisition of ownership interest in joint venture										71,800,000
Payable incurred in partial consideration for acquisition of ownership interest in joint venture										30,000,000
Unamortized discount	24,100,000	694,000								1,000,000
State principal amount of payable										30,000,000
First installment of payable incurred in partial consideration for acquisition of ownership interest in joint venture										20,000,000
Second installment of payable incurred in partial consideration for acquisition of ownership interest in joint venture										10,000,000
Net carrying amount of payable incurred in partial consideration for acquisition of ownership interest in joint venture								9,800,000	29,100,000	29,000,000
Effective interest rate of payable										2.67%
Interest expense incurred during period								697,000	129,000
Number of operating communities of sub-tier partnerships associated with loan indemnification								26
Company's contribution in cash equal to fair value of the properties																		80.00%
Company's equity investment in joint venture								133,800,000	122,200,000		17,200,000	10,300,000		34,100,000		5,200,000		7,100,000	10,300,000	12,100,000		8,600,000
Anticipated period to refinance loans by partnership								12 months
UDR's proportionate share in the underlying net assets of the joint venture										111,400,000
Maximum number of days within which criteria is to met	730 days
Difference between total cost of the Company's equity investment and proportionate share in the underlying assets of the joint venture										10,600,000																3,900,000	8,400,000	(1,600,000)
Total equity contribution by partners when fully invested															180,000,000
Number of properties purchased from UDR																	9
Indemnification of Hanover's loan guarantees						51,000,000				506,000,000
Amortization period attributable to adjustment to UDR's proportionate share in partnership's assets																											45 years	11 months
Non-controlling interest held in joint venture											95.00%	95.00%								95.00%		95.00%
Contribution in cash and property equal to fair value of properties																		20.00%
UDR's equity investment in joint venture when fully invested															54,000,000
Joint Venture, Number of apartment homes in operating communities acquired														509
Joint venture investment in multifamily properties															450,000,000
Number of land parcels owned										10
Joint Venture (Textual) [Abstract]
Total ownership of our consolidated joint ventures	less than 100%
Amortization/Accretion of the company's carrying value of its equity method investment	1,100,000	264,000
Management fees for our involvement in the joint ventures	9,600,000	3,200,000	1,900,000
Deferred gain on the sale of depreciable property	29,100,000	28,943,000
Other than temporary impairment charge of equity method investment			16,000,000
Equity method investment additional capital contribution obligation	$ 67,300,000

Secured Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Community	Dec. 31, 2010
Secured debt instruments
Principal Outstanding	$ 1,891,553	$ 1,963,670
Weighted Average Interest Rate	4.10%
Weighted Average Years to Maturity	5.2
Number of Communities Encumbered	58
Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	1,334,717	1,202,879
Weighted Average Interest Rate	5.12%
Weighted Average Years to Maturity	5.4
Number of Communities Encumbered	22
Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	556,836	760,791
Weighted Average Interest Rate	1.60%
Weighted Average Years to Maturity	4.8
Number of Communities Encumbered	36
Mortgage notes payable [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	590,208	292,236
Weighted Average Interest Rate	5.10%
Weighted Average Years to Maturity	4.7
Number of Communities Encumbered	10
Mortgage notes payable [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	151,685	405,641
Weighted Average Interest Rate	2.08%
Weighted Average Years to Maturity	1.4
Number of Communities Encumbered	6
Tax exempt secured notes payable [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	0	13,325
Tax exempt secured notes payable [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	94,700	94,700
Weighted Average Interest Rate	0.77%
Weighted Average Years to Maturity	10.6
Number of Communities Encumbered	2
Fannie Mae credit facilities [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	744,509	897,318
Weighted Average Interest Rate	5.14%
Weighted Average Years to Maturity	6
Number of Communities Encumbered	12
Fannie Mae credit facilities [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	$ 310,451	$ 260,450
Weighted Average Interest Rate	1.63%
Weighted Average Years to Maturity	4.6
Number of Communities Encumbered	28

Secured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fannie Mae [Member]
Secured credit facilities
Borrowings outstanding	$ 1,054,960	$ 1,157,768
Weighted average daily borrowings during the year ended	1,139,588	1,198,771
Maximum daily borrowings during the year ended	1,157,557	1,209,739
Weighted average interest rate during the year ended	4.40%	4.60%
Interest rate at the end of the year	4.10%	4.50%
Unsecured Commercial Bank Credit Facility [Member]
Secured credit facilities
Borrowings outstanding	0	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	$ 450,000	$ 337,600
Weighted average interest rate during the year ended	1.00%	0.80%
Interest rate at the end of the year	1.50%	0.90%

Secured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate maturities of secured debt
2012	$ 306,811
2013	124,500
2014	109,279
2015	205,213
2016	143,882
Thereafter	1,001,868
Total	1,891,553	1,732,570
Mortgage Notes [Member] | Fixed Rate Debt [Member]
Aggregate maturities of secured debt
2012	65,480
2013	23,378
2014	81,101
2015	201,691
2016	140,180
Thereafter	78,378
Total	590,208
Mortgage Notes [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	64,345
2013	62,490
2014	24,850
2015	0
2016	0
Thereafter	0
Total	151,685
Tax-Exempt Notes Payable [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	0
2013	0
2014	0
2015	0
2016	0
Thereafter	94,700
Total	94,700
Credit Facilities [Member] | Fixed Rate Debt [Member]
Aggregate maturities of secured debt
2012	77,944
2013	38,632
2014	3,328
2015	3,522
2016	3,702
Thereafter	617,381
Total	744,509
Credit Facilities [Member] | Variable Rate Debt [Member]
Aggregate maturities of secured debt
2012	99,042
2013	0
2014	0
2015	0
2016	0
Thereafter	211,409
Total	$ 310,451

Secured Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Secured Debt (Textual) [Abstract]
Secured debt	$ 1,891,553,000	$ 1,732,570,000
Weighted average interest rate	4.10%
Secured Debt (Textual) [Abstract]
Secured debt amount which encumbers real estate owned based upon book value	3,100,000,000
Percentage of secured debt which encumbers real estate owned based upon book value	38.30%
Secured debt amount of real estate owned which is unencumbered	5,000,000,000
Percentage of secured debt of real estate owned which is unencumbered	61.70%
Credit facilities with aggregate commitment	1,300,000,000
Initial term of credit facilities	10 years
Unamortized fair market adjustment	24,100,000	694,000
Additional time period for extending facilities	5 years
Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Weighted average interest rate	5.12%
Borrowings outstanding	744,500,000
Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Weighted average interest rate	1.60%
Mortgage notes payable [Member] | Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	590,208,000
Weighted average interest rate	5.10%
Notes payable minimum interest rates range	3.25%
Notes payable maximum interest rates range	6.76%
Debt instrument, maturity date range, start	October 2012
Debt instrument, maturity date range, end	June 2032
Mortgage notes payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	151,685,000
Weighted average interest rate	2.08%
Notes payable minimum interest rates range	0.99%
Notes payable maximum interest rates range	2.94%
Debt instrument, maturity date range, start	August 2012
Debt instrument, maturity date range, end	October 2014
Tax exempt secured notes payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	94,700,000
Weighted average interest rate	0.77%
Tax Exempt Secured Notes Payable [Member]
Summary of Secured Debt (Textual) [Abstract]
Debt instrument, maturity date range, start	August 2019
Debt instrument, maturity date range, end	March 2030.
Tax Exempt Secured Notes Payable [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Notes payable minimum interest rates range	0.57%
Notes payable maximum interest rates range	0.85%
Fannie Mae credit facilities [Member]
Summary of Secured Debt (Textual) [Abstract]
Number of secured credit facilities	5
Fannie Mae credit facilities [Member] | Fixed Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	744,509,000
Weighted average interest rate	5.14%
Debt instrument interest rate during period Fnma credit facilities fixed secured	5.14%
Fannie Mae credit facilities [Member] | Variable Rate Debt [Member]
Summary of Secured Debt (Textual) [Abstract]
Secured debt	$ 310,451,000
Weighted average interest rate	1.63%
Debt instrument interest rate during period Fnma credit facilities fixed secured	1.63%

Unsecured Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of unsecured debt
Senior Unsecured Notes	$ 1,605,817	$ 1,572,084
Unsecured Debt, Total	2,026,817	1,603,834
Unsecured Commercial Bank Credit Facility due October 2015 [Member]
Line of Credit Facility [Line Items]
Borrowings outstanding at end of year	421,000	0
Unsecured Commercial Bank Credit Facility due July 2012 [Member]
Line of Credit Facility [Line Items]
Borrowings outstanding at end of year	0	31,750
5.00% Medium-Term Notes due January 2012 [Member]
Summary of unsecured debt
Senior Unsecured Notes	100,000	100,000
1.71% Term Notes Due December 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	100,000	100,000
6.05% Medium-Term Notes due June 2013 [Member]
Summary of unsecured debt
Senior Unsecured Notes	122,500	122,500
5.13% Medium-Term Notes due January 2014 [Member]
Summary of unsecured debt
Senior Unsecured Notes	184,000	184,000
5.50% Medium-Term Notes due April 2014 [Member]
Summary of unsecured debt
Senior Unsecured Notes	128,343	128,274
5.25% Medium-Term Notes due January 2015 [Member]
Summary of unsecured debt
Senior Unsecured Notes	324,785	324,656
5.25% Medium-Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	83,260	83,260
2.90% Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	250,000	100,000
2.27% Term Notes due January 2016 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	150,000
8.50% Debentures due September 2024 [Member]
Summary of unsecured debt
Senior Unsecured Notes	15,644	15,644
4.25% Medium-Term Notes due June 2018 [Member]
Summary of unsecured debt
Senior Unsecured Notes	297,249	0
4.00% Convertible Senior Notes due December 2035 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	167,750
3.625% Convertible Senior Notes due September 2011 [Member]
Summary of unsecured debt
Senior Unsecured Notes	0	95,961
Others [Member]
Summary of unsecured debt
Senior Unsecured Notes	$ 36	$ 39

Unsecured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 25, 2011
Summary of short-term bank borrowings under unsecured commercial bank credit facility
Maximum borrowing capacity under new revolving credit facility	$ 1,300,000
Unsecured Commercial Bank Credit Facility [Member]
Summary of short-term bank borrowings under unsecured commercial bank credit facility
Maximum borrowing capacity under new revolving credit facility	900,000	600,000	1,350,000
Borrowings outstanding at end of year	0	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	$ 450,000	$ 337,600
Weighted average interest rate during the year ended	1.00%	0.80%
Interest rate at the end of the year	1.50%	0.90%

Unsecured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate maturities of unsecured debt
2012	$ 99,396
2013	121,886
2014	311,930
2015	745,744
2016	432,840
Thereafter	315,031
Unsecured Debt, Total	2,026,817	1,603,834
Bank Lines [Member]
Aggregate maturities of unsecured debt
2012	0
2013	0
2014	0
2015	421,000
2016	0
Thereafter	0
Unsecured Debt, Total	421,000
Senior Unsecured Notes [Member]
Aggregate maturities of unsecured debt
2012	99,386
2013	121,886
2014	311,930
2015	324,744
2016	432,840
Thereafter	315,031
Unsecured Debt, Total	$ 1,605,817

Unsecured Debt (Details Textual) (USD $)	12 Months Ended											12 Months Ended						3 Months Ended							12 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Variable Rate Debt [Member]	Dec. 31, 2011 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2010 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2009 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2011 3.625% Convertible Senior Notes due September 2011 [Member]	Dec. 31, 2010 3.625% Convertible Senior Notes due September 2011 [Member]	Dec. 31, 2011 5.00% Medium-Term Notes due January 2012 [Member]	Dec. 31, 2010 5.00% Medium-Term Notes due January 2012 [Member]	Dec. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Oct. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Mar. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Dec. 31, 2011 5.25% Medium-Term Notes due January 2015 [Member]	Dec. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member]	Mar. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member]	Mar. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member] Variable Rate Debt [Member]	Dec. 31, 2011 5.25% Medium-Term Notes due January 2016 [Member]	Dec. 31, 2010 5.25% Medium-Term Notes due January 2016 [Member]	Dec. 31, 2011 2.27% Term Notes due January 2016 [Member]	Dec. 31, 2010 2.27% Term Notes due January 2016 [Member]	Dec. 31, 2011 2.90% Term Notes due January 2016 [Member]	Dec. 31, 2010 2.90% Term Notes due January 2016 [Member]	Dec. 31, 2011 4.00% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2010 4.00% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2011 4.25% Medium-Term Notes due June 2018 [Member]	Jun. 30, 2011 4.25% Medium-Term Notes due June 2018 [Member]	Dec. 31, 2010 4.25% Medium-Term Notes due June 2018 [Member]	Jun. 30, 2011 4.25% Medium-Term Notes due June 2018 [Member] Variable Rate Debt [Member]	Dec. 31, 2011 Unsecured Commercial Bank Credit Facility due October 2015 [Member]	Dec. 31, 2010 Unsecured Commercial Bank Credit Facility due October 2015 [Member]	Oct. 31, 2011 Unsecured Commercial Bank Credit Facility [Member]	Dec. 31, 2011 Unsecured Commercial Bank Credit Facility [Member]	Oct. 25, 2011 Unsecured Commercial Bank Credit Facility [Member]	Dec. 31, 2010 Unsecured Commercial Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under new revolving credit facility	$ 1,300,000,000																														$ 600,000,000			$ 900,000,000	$ 1,350,000,000	$ 600,000,000
Replaced unsecured revolving credit facility																																			600,000,000
Term of extension option included in initial term of unsecured credit facility																																	1 year
Expiration term of unsecured revolving credit facility																																	4 years
Facility fee																																	22.5 basis points
Unsecured revolving credit facility																																			900,000,000
Credit facility interest rate above LIBOR																															0.48%			1.23%
Increase in maximum borrowing capacity of unsecured revolving credit facility																															750,000,000
Credit facility interest rate																															LIBOR plus 47.5 basis points		LIBOR plus a spread of 122.5 basis points
Interest rate																															1.53%			1.50%		0.90%
Unsecured Debt Instrument (Textual) [Abstract]
Principal amount of notes to be considered for conversion																									1,000
Shares of the company's common stock for each $1,000 principal amount of notes																									38.865
Initial conversion price of notes																									$ 25.73
Amortization of remaining financing costs																									3,000,000
Remaining financing costs	30,068,000	27,267,000
Debt instrument hedged under interest rate swap agreement														150,000,000
Weighted Average Interest Rate	4.10%			1.60%														5.25%												4.25%
Term Notes carried by the company	1,605,817,000	1,572,084,000						0	95,961,000	100,000,000	100,000,000		250,000,000		324,785,000	324,656,000			83,260,000	83,260,000	0	150,000,000	250,000,000	100,000,000	0	167,750,000	297,249,000		0
Fixed interest rate								3.63%													2.27%		2.90%		4.00%
Current basis points of floating rate over LIBOR for unsecured term loan												1.43%
Previous basis points of floating rate over LIBOR for unsecured term loan												2.00%
Notional value of retired debt																									10,800,000
Write off of unamortized financing costs																									207,000
Gain (loss) on debt retirement	(4,602,000)	(1,204,000)	9,849,000
Notes issued																	150,000,000											300,000,000
Percentage of price of Medium-Term Notes issued															99.46%												98.99%
Unamortized discount for Medium-Term Notes																											2,800,000
Payments on unsecured debt	264,829,000	79,236,000	641,759,000		97,100,000
Interest expense due to adoption of new guidance "net settlement feature"	1,077,000	3,530,000	4,283,000		1,100,000	3,500,000	4,300,000
Unamortized discount	24,100,000	694,000													390,000	519,000
Unsecured Debt (Textual) [Abstract]
Old unsecured revolving credit facility																															421,000,000	0		0		31,750,000
Maximum borrowing capacity under new revolving credit facility	1,300,000,000																														600,000,000			900,000,000	1,350,000,000	600,000,000
Percentage debt instrument convertible terms of repurchase feature	4.00%
Percentage cash equal to principal amount of the notes	100.00%
Outstanding letters of credit	$ 3,600,000

Stockholders' equity (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Common Stock	Dec. 31, 2011 8.00% Series E Cumulative Convertible Preferred Stock	Dec. 31, 2010 8.00% Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 6.75% Series G Cumulative Redeemable Preferred Stock	Dec. 31, 2010 6.75% Series G Cumulative Redeemable Preferred Stock	May 31, 2007 6.75% Series G Cumulative Redeemable Preferred Stock
Stockholder's Equity (Additional Textual) [Abstract]
Common stock issued in connection with stock options exercised					691,346
Common stock issued under Long Term Incentive Plan , net of forfeitures					199,539
Common stock forfeitures under Long Term Incentive Plan					116,059
Conversion of operating partnership non-controlling interests to common stock, shares	12,511	923,944	2,130,452		12,511
Preferred Stock, Liquidation Preference Per Share						$ 16.61				$ 25
Preferred stock, par value
Number of common stock shares to which each Series E Preferred share is convertible prior to special dividend						one
Number of common stock shares to which each Series E Preferred share is convertible after special dividend						1.083
Preferred Stock, Dividends Per Share, Declared						$ 1.33				$ 1.69	$ 1.69
Preferred Stock, Shares Outstanding								2,534,846	2,534,846	3,264,362	3,405,562
Preferred Stock, Shares issued						2,803,812	2,803,812			3,264,362	3,405,562	5,400,000
Number of preferred shares authorized	50,000,000	50,000,000						20,000,000
Purchase price per share for holders of operating partnership units								$ 0.0001
Number of Series F preferred shares which can be subscribed for and purchased for each unit of operating partnership								1
Preferred Stock, Value, Outstanding								$ 253	$ 253
Number of voting rights available for each share								The holders of the Series F are entitled to one vote for each share of the Series F they hold, voting together with the holders of our common stock, on each matter submitted to a vote of security holders at a meeting of our stockholders.
Redemption price per share of preferred stock										$ 25
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738							141,200	27,400
Stockholders' equity (Textual) [Abstract]
Number of common stock shares authorized	350,000,000	350,000,000
Number of common stock shares issued under "at the market" equity distribution program	15,825,632
Gross proceeds received from issuance of common stock shares under "at the market" equity distribution program	383,800,000
Number of common stock shares issued under underwritten public offering	20,700,000
Gross proceeds received from issuance of common stock shares under underwritten public offering	496,300,000
Common distributions declared per share	$ 0.8	$ 0.73	$ 0.85
Percentage of distributions in common shares allowed by taxing authorities with the residual distributed in cash as a means of enhancing liquidity	90.00%
Benefit to net income(loss) attributable to common stockholders resulting from the repurchase of Series G Preferred Stock for less than the liquidation preference	$ (175,000)	$ 25,000	$ 2,586,000
Number of common shares equivalent to which distributions are reinvested under stock purchase plan				9,957,233
Shares reserved for issuance under stock purchase plan	11,762,192

Employee Benefit Plans (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of stock option activity and restricted stock activity on an unadjusted basis
Option Outstanding, Number of Options, Beginning Balance	3,837,177
Option Outstanding, Number of Options, Exercised	(937,377)
Option Outstanding, Number of Options, Forfeited	(208,998)
Option Outstanding, Number of Options, Ending Balance	2,690,802
Option Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 12
Option Outstanding, Weighted Average Exercise Price, Exercised	$ 10.24
Option Outstanding, Weighted Average Exercise Price, Forfeited	$ 12
Option Outstanding, Weighted Average Exercise Price, Ending Balance	$ 12.61
Option Exercisable, Number of Options, Beginning Balance	1,880,168
Option Exercisable, Weighted Average Exercise Price, Beginning Balance	$ 13.19
Option Exercisable, Number of Options, Ending Balance	1,905,015
Option Exercisable, Weighted Average Exercise Price, Ending Balance	$ 13.25
Restricted Stock [Member]
Summary of stock option activity and restricted stock activity on an unadjusted basis
Restricted Stock, Number of shares, Beginning balance	1,433,299
Restricted Stock, Number of shares, Granted	199,539
Restricted Stock, Number of shares, Vested	(309,013)
Restricted Stock, Number of shares, Forfeited	(116,059)
Restricted Stock, Number of shares, Ending balance	1,207,766
Restricted Stock, Weighted Average Fair value, Beginning balance	$ 27.06
Restricted Stock, Weighted Average Fair value, Granted	$ 23.14
Restricted Stock, Weighted Average Fair value, Vested	$ 19.78
Restricted Stock, Weighted Average Fair value, Forfeited	$ 19.43
Restricted Stock, Weighted Average Fair value, Ending balance	$ 16.24

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Range one [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member]	Dec. 31, 2008 Long Term Incentive Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Profit Sharing Plan [Member]	Dec. 31, 2010 Profit Sharing Plan [Member]	Dec. 31, 2009 Profit Sharing Plan [Member]	Dec. 31, 2011 Stock Option Plan [Member]	Dec. 31, 2010 Stock Option Plan [Member]	Dec. 31, 2009 Stock Option Plan [Member]
Employee Benefit Plans (Details Textual) [Abstract]
Number of shares reserved							16,000,000	4,000,000
Period of options granted to be exercised under long-term incentive plan						10 Years
Common shares available for issuance under long-term incentive plan						8,726,944
Stock option exercisable into number of common shares	1
Total remaining compensation cost related to unvested share options	$ 95,000,000								$ 7,000,000
Weighted average remaining contractual life on all options	9
Minimum vesting period for compensation expense of restricted stock awards									P3Y
Maximum vesting period for compensation expense of restricted stock awards									P4Y
Compensation expense related to share based compensation expense									9,800,000	12,200,000	7,600,000				1,100,000	1,300,000	1,300,000
Issuance of restricted stock under Long Term Incentive Plan									2,833,843
Weighted average remaining contractual life of restricted stock									1
Aggregate provision for contribution under profit sharing plan included in Statements of Operations												$ 700,000	$ 700,000	$ 700,000
Employee Benefit Plans (Additional Textual) [Abstract]
Number of shares having exercise price	1,905,015	1,880,168	2,194,957	26,234	469,611
Exercise price range, minimum	$ 10.06			$ 13.15	$ 24.38
Exercise price range, maximum				$ 13.74	$ 25.1

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxable distributions paid per common share
Taxable distributions paid per common share ordinary income	$ 0.49	$ 0.69	$ 0.08
Taxable distributions paid per common share long-term capital gain	$ 0.07	$ 0.03	$ 0.54
Taxable distributions paid per common share unrecapture section 1250 gain	$ 0.21	$ 0.01	$ 0.05
Taxable distributions paid per common share, Total	$ 0.77	$ 0.73	$ 0.67

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 463	$ (3,510)	$ (11,925)
State	552	977	(2,573)
Total current	1,015	(2,533)	(14,498)
Deferred
Federal	6,646	119	12,030
State	(90)	(119)	2,779
Total deferred	6,556		14,809
Total income tax expense/(benefit)	7,571	(2,533)	311
Classification of income tax (benefit)/expense
Continuing operations	(5,647)	(2,533)	311
Discontinued operations	$ 13,218

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Federal and state tax attributes	$ 24,524	$ 33,053	$ 20,239
Book/tax depreciation	10,045	9,708	3,946
Construction capitalization differences	5,948	5,235	3,045
Investment in partnerships	3,618	3,346	4,711
Debt and interest deductions	0	10,784	8,175
Other	999	586	285
Total deferred tax assets	45,314	62,712	40,401
Valuation allowance	(45,134)	(55,516)	(33,554)
Net deferred tax assets	0	7,196	6,847
Deferred tax liabilities:
Other	0	(640)	(291)
Total deferred tax liabilities	0	(640)	(291)
Net deferred tax asset	$ 0	$ 6,556	$ 6,556

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense/(benefit)
U.S. federal income tax expense/(benefit)	$ 11,715	$ (16,006)	$ (17,042)
State income tax provision/(benefit)	2,099	19	(1,391)
Other items	1,227	(5,100)	1,260
Valuation allowance	(7,470)	18,554	17,484
Total income tax expense/(benefit)	$ 7,571	$ (2,533)	$ 311

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Additional Textual) [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
Operating loss carryover expiring in 2029	2029
Operating loss carryover expiring in 2030	2030
Operating loss carryover expiring in 2028	2028
State (NOL) , Expiration Dates	2020 through 2030
Net of a valuation allowance	$ 45,134,000	$ 55,516,000	$ 33,554,000
Percentage of deferred tax assets in valuation allowance	100.00%
Percentage of federal net operating losses in valuation allowance	100.00%
Net change in valuation allowance	10,400,000
Unrecognized tax benefits	0	0
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	60,600,000
Federal jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	64,700,000
Federal net operating loss (NOL) expiring in 2028	2,000,000
Federal net operating loss (NOL) expiring in 2029	30,000,000
Federal net operating loss (NOL) expiring in 2030	$ 32,700,000

Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable noncontrolling interests in the Operating Partnership
Redeemable noncontrolling interests in the OP, December 31, 2010				$ 119,057				$ 98,758	$ 119,057	$ 98,758
Mark to market adjustment to redeemable noncontrolling interests in the OP									13,978	48,236	15,519
Conversion of OP units to UDR Common Stock									(287)	(18,429)	(21,117)
Repurchase of OP Units from redeemable noncontrolling interests									0	(327)
Net income/loss attributable to redeemable noncontrolling interest in the OP									395	(3,835)	(4,282)
OP units issued for partial consideration in community acquisition									111,034
Distributions to redeemable noncontrolling interests in the OP									(7,298)	(5,228)
Allocation of other comprehensive (loss)/income									404	118
Ending redeemable noncontrolling interests in the OP	236,475				119,057				236,475	119,057	98,758
Net loss attributable to common stockholders and transfers from redeemable noncontrolling interests
Net income/(loss) attributable to common stockholders	44,190	(15,559)	12,149	(30,243)	(30,825)	(26,134)	(28,968)	(26,435)	10,537	(112,362)	(95,858)
Conversion of OP units to UDR Common Stock									287	18,429	21,117
Change in equity from net income/loss attributable to common stockholders and conversion of OP units to UDR Common Stock									10,824	(93,933)	(74,741)
Noncontrolling Interest (Textual) [Abstract]
Net income attributable to non-controlling interests									$ 167	$ 146	$ 191

Fair Value of Derivatives and Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		$ 3,900
Contingent purchase consideration	3,000
Unsecured debt instruments
Redeemable non-controlling interests in operating partnership	236,475	119,057	98,758
Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	89	4,380
Contingent purchase consideration		5,402
Unsecured debt instruments
Total liabilities	4,104,800	3,677,845
Redeemable non-controlling interests in operating partnership		119,057
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		3,866
Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	89	514
Derivatives - Interest rate contracts	13,660	6,597
Contingent purchase consideration	3,000
Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	635,531	306,515
Secured debt instruments - variable rate
Secured debt instruments - variable rate	151,685	405,641
Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		13,885
Secured debt instruments - variable rate
Secured debt instruments - variable rate	94,700	94,700
Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	799,584	927,413
Secured debt instruments - variable rate
Secured debt instruments - variable rate	310,451	260,450
Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	421,000	31,750
Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	1,675,189	1,625,492
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	0	3,866
Contingent purchase consideration		0
Unsecured debt instruments
Total liabilities	0	264,849
Redeemable non-controlling interests in operating partnership		0
Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		3,866
Level 1 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	0	0
Derivatives - Interest rate contracts	0	0
Contingent purchase consideration	0
Level 1 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 1 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	264,849
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	89	514
Contingent purchase consideration		0
Unsecured debt instruments
Total liabilities	13,660	6,597
Redeemable non-controlling interests in operating partnership		119,057
Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		0
Level 2 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	89	514
Derivatives - Interest rate contracts	13,660	6,597
Contingent purchase consideration	0
Level 2 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 2 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	0	0
Contingent purchase consideration		5,402
Unsecured debt instruments
Total liabilities	4,091,140	3,406,399
Redeemable non-controlling interests in operating partnership		0
Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		0
Level 3 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	0	0
Derivatives - Interest rate contracts	0	0
Contingent purchase consideration	3,000
Level 3 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	635,531	306,515
Secured debt instruments - variable rate
Secured debt instruments - variable rate	151,685	405,641
Level 3 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		13,885
Secured debt instruments - variable rate
Secured debt instruments - variable rate	94,700	94,700
Level 3 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	799,584	927,413
Secured debt instruments - variable rate
Secured debt instruments - variable rate	310,451	260,450
Level 3 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	421,000	31,750
Level 3 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	$ 1,675,189	$ 1,360,643

Fair Value of Derivatives and Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued liability, contingent purchase consideration			$ 6,000,000
Fair Value of Derivatives and Financial Instruments (Textual) [Abstract]
Payment of accrued liability related to contingent purchase consideration	5,400,000	635,000
Fair value of the contingent purchase consideration for acquisition of a development property in a consolidated joint venture	$ 3,000,000

Derivatives and Hedging Activity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Interest rate swaps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Notional amount of derivative instruments designated as hedging instruments	$ 509,787
Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Notional amount of derivative instruments designated as hedging instruments	274,291
Outstanding interest rate derivatives not designated as hedging instrument
Notional amount of derivative instruments not designated as hedging instruments	$ 172,697
Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	13
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	13
Designated as Hedging Instrument [Member] | Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	5
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	5
Not Designated as Hedging Instrument [Member] | Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	3
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	3

Derivatives and Hedging Activity (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	$ 71	$ 243
Derivative Liability, at Fair Value	13,660	6,597
Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	18	271
Derivative Liability, at Fair Value	0	0
Interest Rate Products [Member] | Other Assets [Member] | Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	71	243
Interest Rate Products [Member] | Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	18	271
Interest Rate Products [Member] | Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Liability, at Fair Value	13,660	6,597
Interest Rate Products [Member] | Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Liability, at Fair Value	$ 0	$ 0

Derivatives and Hedging Activity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of derivative instruments on the Consolidated Statements of Operations
Loss reclassified into earnings from other comprehensive income	$ 9,132	$ 6,777	$ 12,082
Derivative Instruments, Gain (Loss) Recognized in Income, Net, Total	(23)	(991)	593
Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Other Comprehensive Income, Effective Portion, Net, Total	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	(9,132)	(6,777)	(12,082)
Derivative Instruments, Loss Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	(58)	(1)
Interest Rate Products [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Other Comprehensive Income, Effective Portion, Net, Total	(16,477)	(9,273)	(3,949)
Interest Rate Products [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Loss reclassified into earnings from other comprehensive income	(9,132)	(6,777)	(12,082)
Interest Rate Products [Member] | Other Expense [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	(58)	(1)
Interest Rate Products [Member] | Other Income/(Expense) [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Gain (Loss) Recognized in Income, Net, Total	$ (23)	$ (991)	$ 593

Derivatives and Hedging Activity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives and Hedging Activity (Textual) [Abstract]
Cash flow hedge ineffectiveness in earnings	less than a $1,000	less than a $1,000	less than a $1,000
Loss reclassified from Other Comprehensive Income/(Loss) to earnings	$ 58,000
Estimated additional accumulated other comprehensive Income/(Loss) transferred to interest expense	6,300,000
Income (Loss) in fair value of derivatives not designated in hedging relationships recorded directly in earnings	(23,000)	(991,000)	593,000
Fair value of derivatives in a net liability position	14,400,000
Payment required to pay for contract termination	$ 14,400,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Property
Real Estate Properties [Line Items]
Number of markets	22
Costs incurred to date	$ 299,731
Expected costs to complete	601,444
Wholly owned under development [Member]
Real Estate Properties [Line Items]
Number of markets	7
Costs incurred to date	248,746
Expected costs to complete	425,529
Ownership stake	100.00%
Consolidated Joint Ventures [Member]
Real Estate Properties [Line Items]
Number of markets	1
Costs incurred to date	13,072
Expected costs to complete	32,928
Ownership stake	90.00%
Unconsolidated Joint Ventures [Member]
Real Estate Properties [Line Items]
Number of markets	3
Costs incurred to date	37,913
Expected costs to complete	$ 142,987
Ownership stake	95.00%

Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Ground Leases (a)
Future minimum lease payments
2012	$ 5,043
2013	5,043
2014	5,043
2015	5,043
2016	5,043
Thereafter	314,914
Total	340,129
Office Space
Future minimum lease payments
2012	458
2013	478
2014	498
2015	499
2016	40
Thereafter	0
Total	$ 1,973

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Community	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textual) [Abstract]
Communities owned by UDR subject to ground leases	6
Ground rent expense	$ 4.9	$ 4.8	$ 5
Office space rent	$ 1.2	$ 1.1	$ 2
Range of years ground leases will expire	2019 and 2103

Reportable Segments (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Tenant	Dec. 31, 2010 Tenant	Dec. 31, 2009 Tenant	Dec. 31, 2008
Reportable apartment home segment rental income
Total segment and consolidated rental income		$ 730,958,000	$ 633,868,000	$ 602,899,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		484,760,000	411,064,000	398,460,000
Reconciling items:
Non-property income		17,422,000	14,347,000	14,274,000
Property management		(20,101,000)	(17,432,000)	(16,581,000)
Other operating expenses		(6,217,000)	(5,848,000)	(6,485,000)
Depreciation and amortization		(370,343,000)	(303,446,000)	(278,391,000)
Interest, net		(158,333,000)	(150,796,000)	(142,152,000)
General and administrative		(45,915,000)	(45,243,000)	(39,035,000)
Severance costs and other restructuring charges	(6,800,000)	(1,342,000)	(6,803,000)
Other depreciation and amortization		(3,931,000)	(4,843,000)	(5,161,000)
Loss from unconsolidated entities		(6,352,000)	(4,204,000)	(18,665,000)
Net (income)/loss attributable to redeemable non-controlling interests in OP		(395,000)	3,835,000	4,282,000
Non-controlling interests		(167,000)	(146,000)	(191,000)
Tax benefit/(expense) for taxable REIT subsidiary		(7,571,000)	2,533,000	(311,000)
Gain on the sale of depreciable property		138,508,000	4,083,000	2,424,000
Net income/(loss) attributable to UDR, Inc.		20,023,000	(102,899,000)	(87,532,000)
Reportable apartment home segment assets:
Total segment assets	6,881,347,000	8,074,471,000	6,881,347,000
Accumulated depreciation	(1,638,326,000)	(1,831,727,000)	(1,638,326,000)
Real estate held for sale (net of accumulated depreciation)	5,243,021,000	6,242,744,000	5,243,021,000
Reconciling items:
Cash and cash equivalents	9,486,000	12,503,000	9,486,000	5,985,000	12,740,000
Marketable securities	3,866,000	0	3,866,000
Restricted cash	15,447,000	24,634,000	15,447,000
Deferred financing costs, net	27,267,000	30,068,000	27,267,000
Notes receivable	7,800,000	0	7,800,000
Investment in unconsolidated joint ventures	148,057,000	213,040,000	148,057,000
Other assets	74,596,000	198,365,000	74,596,000
Total assets	5,529,540,000	6,721,354,000	5,529,540,000
Reportable Segments (Additional) (Textual) [Abstract]
Capital expenditures related to segments		41,500,000	36,500,000	42,300,000
Reportable Segment (Textual) [Abstract]
Condition for Community considered to have stabilized occupancy		90% occupancy for at least three consecutive months
Number of Tenants or related group of tenants that contributed 10% or more of company total revenue		0	0	0
Same Store Communities [Member] | WESTERN REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		185,759,000	177,771,000	182,120,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		129,292,000	121,338,000	127,653,000
Reportable apartment home segment assets:
Total segment assets	1,920,742,000	1,938,696,000	1,920,742,000
Same Store Communities [Member] | MID-ATLANTIC REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		136,105,000	130,716,000	127,161,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		93,926,000	89,175,000	86,256,000
Reportable apartment home segment assets:
Total segment assets	1,144,527,000	1,154,559,000	1,144,527,000
Same Store Communities [Member] | SOUTHEASTERN REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		100,741,000	97,325,000	96,283,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		63,649,000	61,587,000	59,788,000
Reportable apartment home segment assets:
Total segment assets	792,338,000	801,712,000	792,338,000
Same Store Communities [Member] | SOUTHWESTERN [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		35,266,000	33,727,000	33,351,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		20,319,000	19,205,000	17,870,000
Reportable apartment home segment assets:
Total segment assets	340,246,000	343,457,000	340,246,000
Non-Mature communities/Other [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		273,087,000	194,329,000	163,984,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		177,574,000	119,759,000	106,893,000
Reportable apartment home segment assets:
Total segment assets	2,683,494,000	3,836,047,000	2,683,494,000
Reportable Segments (Additional) (Textual) [Abstract]
Capital expenditures related to segments		$ 16,300,000	$ 12,100,000	$ 14,000,000

Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges (Textual) [Abstract]
Severance charge	$ 6,800	$ 1,342	$ 6,803

Unaudited Summarized Consolidated Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of quarterly financial data
Rental income (a)	$ 170,688	$ 163,859	$ 150,636	$ 137,812	$ 136,157	$ 129,321	$ 124,390	$ 122,682	$ 622,995	$ 512,550	$ 491,655
Loss from continuing operations	(26,222)	(30,026)	(34,130)	(32,847)	(31,201)	(29,194)	(28,623)	(28,912)	(123,225)	(117,930)	(104,913)
Income from discontinued operations	74,340	16,240	49,039	4,191	1,884	4,589	983	3,886	143,810	11,342	13,290
Net (loss)/income attributable to common stockholders	$ 44,190	$ (15,559)	$ 12,149	$ (30,243)	$ (30,825)	$ (26,134)	$ (28,968)	$ (26,435)	$ 10,537	$ (112,362)	$ (95,858)
(Loss)/income per share (b):
Basic and diluted	$ 0.2	$ (0.07)	$ 0.06	$ (0.17)	$ (0.17)	$ (0.16)	$ (0.18)	$ (0.17)	$ 0.05	$ (0.68)	$ (0.64)

Subsequent Events (Details Textual) (USD $)	Jan. 12, 2012 Community Home	Jun. 30, 2011	Dec. 31, 2010	Jan. 12, 2012 UDR/MetLife I [Member] Home Parcel Property Community	Jan. 12, 2012 UDR/MetLife II [Member] Community	Dec. 31, 2011 Medium Term Notes [Member]	Jan. 10, 2012 Medium Term Notes [Member]
Subsequent Events (Textual) [Abstract]
Principal amount of medium term notes issued						$ 400,000,000
Interest Percentage on Medium Term Notes							4.63%
Percentage of principal amount plus accrued interest taken for notes price							99.10%
Effective interest rate to maturity							4.74%
Joint venture portfolio amount					1,300,000,000
Interest in joint venture		30.00%	30.00%		50.00%
Number of operating communities	12			7	5
Number of homes in communities	2,528			3,930
Number of remaining land parcel				10
Number of remaining operating property				19
Historical cost of venture				1,800,000,000
Weighted average ownership interest in operating assets				12.60%
Weighted average ownership interest in land parcels				4.00%
Subsequent Events (Additional) (Textual) [Abstract]
Operating communities purchased amount	$ 630,000,000

Schedule-III Real Estate Owned (Details) (USD $)	12 Months Ended										12 Months Ended														12 Months Ended													12 Months Ended										12 Months Ended				12 Months Ended																							12 Months Ended												12 Months Ended			12 Months Ended																			12 Months Ended				12 Months Ended							12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended													12 Months Ended																		12 Months Ended		12 Months Ended		12 Months Ended											12 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 LAND [Member]	Dec. 31, 2011 COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 WESTERN REGION [Member]	Dec. 31, 2011 MID-ATLANTIC REGION [Member]	Dec. 31, 2011 SOUTHEASTERN REGION [Member]	Dec. 31, 2011 SOUTHWESTERN [Member]	Dec. 31, 2011 Harbor at Mesa Verde [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine Brook Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pacific Shores [Member] WESTERN REGION [Member]	Dec. 31, 2011 Huntington Vista [Member] WESTERN REGION [Member]	Dec. 31, 2011 Missions at Back Bay [Member] WESTERN REGION [Member]	Dec. 31, 2011 Huntington Villas [Member] WESTERN REGION [Member]	Dec. 31, 2011 Vista Del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Foxborough [Member] WESTERN REGION [Member]	Dec. 31, 2011 Coronado at Newport - North [Member] WESTERN REGION [Member]	Dec. 31, 2011 Villa Venetia [Member] WESTERN REGION [Member]	Dec. 31, 2011 Coronado South [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine Brook Village II [Member] WESTERN REGION [Member]	Dec. 31, 2011 1818 Platinum Triangle [Member] WESTERN REGION [Member]	Dec. 31, 2011 ORANGE COUNTY, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 2000 Post Street [Member] WESTERN REGION [Member]	Dec. 31, 2011 388 Beale [Member] WESTERN REGION [Member]	Dec. 31, 2011 Birch Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Highlands of Marin [Member] WESTERN REGION [Member]	Dec. 31, 2011 Marina Playa [Member] WESTERN REGION [Member]	Dec. 31, 2011 2000 Post III [Member] WESTERN REGION [Member]	Dec. 31, 2011 River Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 Bay Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 City South [Member] WESTERN REGION [Member]	Dec. 31, 2011 Highlands of Marin Phase II [Member] WESTERN REGION [Member]	Dec. 31, 2011 Edgewater [Member] WESTERN REGION [Member]	Dec. 31, 2011 Almaden Lake Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 SAN FRANCISCO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Rosebeach [Member] WESTERN REGION [Member]	Dec. 31, 2011 Sullivan Place [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Circle Towers [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Delancey at Shirlington [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Constant Friendship [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Lakeside Mill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Tamar Meadow [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Calvert's Walk [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Liriope Apartments [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 BALTIMORE, MD [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Sugar Mill Creek [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Inlet Bay [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 MacAlpine Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 TAMPA, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Dominion Lake Ridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Middle Ridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Presidential Greens [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside Townhomes [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Signal Hill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Kings Place [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ellicott Grove [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Arborview Apartments [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Olde West [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Creekwood [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion English Hills [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Domain Brewers Hill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ashton @ Waterford [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Residences at the Domain [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Residences at Stadium Village [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Lumiere [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Waterford at Peoria [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Ocean Villas [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine @ Sixth [Member] WESTERN REGION [Member]	Dec. 31, 2011 Jefferson at Marina del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Tierra Del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Marina Pointe [Member] WESTERN REGION [Member]	Dec. 31, 2011 LOS ANGELES, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Arbor Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 Aspen Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Crowne Pointe [Member] WESTERN REGION [Member]	Dec. 31, 2011 Hilltop [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Hawthorne [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Kennedy [Member] WESTERN REGION [Member]	Dec. 31, 2011 Borgata [Member] WESTERN REGION [Member]	Dec. 31, 2011 Hearthstone at Merrill Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Island Square [Member] WESTERN REGION [Member]	Dec. 31, 2011 989 elements [Member] WESTERN REGION [Member]	Dec. 31, 2011 Elements too [Member] WESTERN REGION [Member]	Dec. 31, 2011 SEATTLE, WA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Presidio at Rancho Del Oro [Member] WESTERN REGION [Member]	Dec. 31, 2011 Villas at Carlsbad [Member] WESTERN REGION [Member]	Dec. 31, 2011 SAN DIEGO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Boronda Manor [Member] WESTERN REGION [Member]	Dec. 31, 2011 Garden Court [Member] WESTERN REGION [Member]	Dec. 31, 2011 Cambridge Court [Member] WESTERN REGION [Member]	Dec. 31, 2011 Laurel Tree [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Harden Ranch [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Northridge [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Westlake [Member] WESTERN REGION [Member]	Dec. 31, 2011 Andover Park [Member] WESTERN REGION [Member]	Dec. 31, 2011 Foothills Tennis Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Calvert [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Windemere at Sycamore Highland [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Whitmore [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 20 Lambourne [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Hunt Club [Member] WESTERN REGION [Member]	Dec. 31, 2011 Commons at Town Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside Towers [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Metropolitan D.C. [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 INLAND EMPIRE, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 PORTLAND, OR [Member] WESTERN REGION [Member]	Dec. 31, 2011 Tualatin Heights [Member] WESTERN REGION [Member]	Dec. 31, 2011 Woodlake Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 SACRAMENTO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 MONTEREY PENINSULA, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Ridgewood [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Legacy at Mayland [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Gayton Pointe Townhomes [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion West End [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside At Ironbridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Carriage Homes At Wyndham [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 RICHMOND, VA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Heather Lake [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Woodscape [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Eastwind [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Forest Lake At Oyster Point [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Waterside At Lynnhave [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Yorkshire Downs [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 View 14 [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 NORFOLK, VA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Garrison Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ridge At Blue Hills [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Inwood West [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Boston, MA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 14 North [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 10 Hanover Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Greens At Falls Run [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 New York, NY [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Wellington Place at Olde Town [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 21 Chelsea [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Manor At England Run [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Greens At Schumaker Pond [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Rivergate [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 OTHER MID-ATLANTIC [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 95 Wall [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Hickory Run [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Summit West [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Breyley [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Lakewood Place [Member] SOUTHEASTERN REGION [Member]	Oct. 31, 2011 Lakewood Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Hunters Ridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Bay Meadow [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Cambridge Woods [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Island Walk [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Gallery at Bayport II [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Vintage Lofts at West End [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Canopy Apartment Villas [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Altamira Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Regatta Shore [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Alafaya Woods [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Seabrook [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Los Altos [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 ORLAND, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Carrington Hills [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Kensley [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Preserve at Brentwood [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Greentree [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Place on Millenia Blvd [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 PIERPOINT Port Orange [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Mallards of Brandywine [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Colonnade [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Antlers [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Groves [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Lotus Landing [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Seville on The Green [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Westland [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Arbors at Lee Vista DCO [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Brookridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Breckenridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Polo Park [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 NASHVILLE, TN [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 St Johns Plantation [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 JACKSONVILLE, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Reserve and Park at Riverbridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 OTHER FLORIDA [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Highlands of Preston [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Garden Oaks [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Springhaven [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Glenwood [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Talisker of Addison [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Clipper Pointe [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 THIRTY377 [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 The Belmont [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Savoye [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Legacy Village [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 DALLAS, TX [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Finisterra [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Sierra Foothills [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 PHOENIX, AZ [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Sierra Canyon [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Other [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 The Calvert - commercial side [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 AUSTIN, TX [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Presidio [Member] LAND [Member]	Dec. 31, 2011 Circle Towers Office Bldg [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 UDR Pacific Los Alisos, LP [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Barton Creek Landing [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Verano at Rancho Cucamonga Town Square [Member] WESTERN REGION [Member]	Dec. 31, 2011 Dominion At Eden Brook [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Savoye2 [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Palazzo at Vitruvian Park [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Mission Bay [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Andover House [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Legacy Hill [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 2400 14th Street [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Bennet Assemblage [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Waterside [Member] LAND [Member]	Dec. 31, 2011 Parkers Landing II TRS [Member] LAND [Member]	Dec. 31, 2011 3033 Wilshire [Member] LAND [Member]	Dec. 31, 2011 DCO Beach Walk LLC [Member] LAND [Member]	Dec. 31, 2011 Village at Bella Terra [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 7 Harcourt [Member] LAND [Member]	Dec. 31, 2011 Vitruvian [Member] LAND [Member]	Dec. 31, 2011 Spring Valley Road [Member] LAND [Member]	Dec. 31, 2011 Hanover Village [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Brookhaven Shopping Center [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Bellevue Plaza retail [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Grandview DCO [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 TOTAL CORPORATE [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 COMMERCIAL & CORPORATE [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 REAL ESTATE OWNED [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 TOTAL REAL ESTATE UNDER DEVELOPMENT [Member] LAND [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 25,076,000		$ 22,271,000	$ 796,203,000	$ 721,672,000	$ 171,284,000	$ 155,047,000	$ 47,091,000	$ 18,270,000	$ 19,145,000	$ 31,274,000	$ 11,326,000	$ 55,752,000	$ 12,659,000		$ 48,448,000		$ 92,188,000			$ 336,153,000							$ 33,130,000				$ 45,106,000	$ 27,000,000	$ 105,236,000			$ 69,771,000		$ 10,683,000	$ 15,242,000	$ 17,602,000	$ 18,043,000		$ 131,794,000				$ 20,561,000	$ 22,610,000	$ 33,096,000			$ 42,074,000	$ 16,121,000							$ 25,958,000	$ 25,079,000				$ 8,663,000		$ 89,850,000		$ 67,700,000	$ 166,213,000		$ 10,819,000	$ 7,328,000	$ 6,774,000		$ 17,942,000		$ 25,479,000				$ 68,342,000											$ 15,938,000			$ 24,017,000		$ 32,795,000	$ 17,020,000			$ 196,232,000	$ 78,325,000	$ 41,934,000	$ 8,976,000					$ 41,507,000		$ 25,582,000			$ 67,089,000										$ 24,761,000	$ 60,702,000	$ 85,463,000		$ 205,526,000		$ 241,094,000	$ 28,681,000	$ 35,568,000									$ 20,561,000									$ 15,640,000		$ 20,049,000		$ 24,352,000	$ 85,999,000			$ 24,591,000															$ 24,591,000			$ 40,133,000	$ 40,133,000					$ 7,157,000		$ 31,816,000			$ 59,300,000	$ 98,273,000		$ 20,978,000	$ 31,695,000	$ 10,717,000			$ 25,079,000					$ 54,308,000	$ 21,308,000	$ 25,076,000																	$ 22,271,000			$ 22,271,000	$ 1,891,553,000	$ 25,076,000
Initial Costs, Land and Land Improvements				112,127,000	50,793,000	38,846,000	809,287,000	489,163,000	141,917,000	130,791,000	20,477,000	2,582,000	7,345,000	8,055,000	229,000	61,535,000	10,670,000	12,071,000	62,516,000	70,825,000	58,785,000	25,922,000	16,663,000	357,675,000	9,861,000	14,253,000	4,365,000	5,996,000	6,224,000	1,756,000	22,161,000	8,545,000	14,031,000	5,353,000	30,657,000	594,000	123,796,000	8,414,000	1,137,000	33,011,000	21,606,000	903,000	2,666,000	4,145,000	4,408,000	1,620,000	41,660,000	2,242,000	7,702,000	10,869,000	52,927,000	2,366,000	3,311,000	11,238,000	129,000	13,290,000	1,565,000	2,920,000	4,653,000	1,965,000		1,979,000	4,669,000	3,872,000	4,034,000	7,930,000	5,092,000	2,225,000	5,135,000	5,805,000	55,651,000	39,586,000	48,182,000	162,773,000	1,453,000	1,178,000	2,486,000	2,174,000	6,474,000	6,179,000	6,379,000	6,848,000	21,284,000	8,541,000	27,468,000	90,464,000	9,164,000	6,517,000	15,681,000	1,946,000	888,000	3,039,000	1,304,000	6,388,000	2,044,000	1,329,000	2,916,000	3,618,000	263,000	5,810,000	6,418,000	11,750,000	6,014,000	136,000	874,000	133,211,000	19,367,000	12,203,000	3,273,000	6,772,000	10,390,000	16,938,000	5,612,000		826,000	2,059,000	1,844,000	474,000	9,147,000	617,000	798,000	155,000	780,000	1,824,000	1,089,000	5,710,000	5,263,000	5,591,000	6,039,000	20,778,000	43,369,000	10,961,000	41,432,000	2,731,000	249,878,000	13,753,000	36,399,000	3,194,000	710,000	114,410,000	6,635,000	57,637,000	1,469,000	2,176,000	1,780,000	1,395,000		2,462,000	2,893,000	1,791,000	7,231,000	5,775,000	6,611,000	2,895,000	1,533,000	757,000	1,653,000	1,846,000	2,804,000	37,691,000	2,117,000	3,179,000	3,181,000	1,634,000	12,172,000	3,373,000	766,000	1,460,000	4,034,000	790,000	2,185,000	1,282,000	1,835,000	6,692,000	708,000	766,000	4,583,000	15,432,000	4,288,000	14,970,000	15,968,000	20,897,000	2,151,000	2,132,000	6,688,000	7,903,000	10,440,000	13,221,000	24,036,000	11,720,000	7,374,000	16,882,000	102,547,000	1,274,000	2,728,000	21,059,000	1,810,000		34,000	7,185,000	1,524,000	1,407,000	17,298,000	3,151,000	13,557,000	2,361,000	6,510,000	7,659,000	23,625,000	14,357,000	1,148,000	31,747,000	288,000	11,862,000	1,710,000	11,055,000	12,878,000	25,000,000	884,000	8,005,000	2,875,000	1,624,000	4,138,000	24,377,000	7,266,000		38,846,000	1,772,924,000	162,920,000
Initial Costs, Buildings and Improvements				7,375,000	16,099,000	30,408,000	1,537,132,000	2,129,984,000	582,275,000	299,476,000	28,538,000	25,504,000	22,624,000	22,486,000	14,129,000	18,017,000	7,080,000	6,187,000	46,082,000	24,179,000	50,067,000	60,961,000	51,905,000	377,759,000	44,578,000	74,104,000	16,696,000	24,868,000	23,916,000	7,753,000	40,137,000	14,458,000	30,537,000	18,559,000	83,872,000	42,515,000	421,993,000	17,449,000	103,676,000	107,051,000	66,765,000	4,669,000	10,109,000	17,150,000	24,692,000	6,791,000	199,073,000	7,553,000	23,150,000	36,858,000	187,534,000	8,387,000	13,283,000	18,790,000	3,724,000		7,007,000	9,099,000	23,952,000	12,204,000		11,524,000	40,630,000	17,538,000	55,256,000		11,998,000	21,593,000	12,789,000	6,305,000		36,679,000	102,364,000	175,586,000	11,995,000	9,116,000	6,437,000	7,408,000	30,226,000	22,307,000	24,569,000	30,922,000	89,389,000	45,990,000	72,036,000	350,395,000	22,694,000	10,718,000	33,412,000	8,982,000	4,188,000	12,883,000	5,115,000	23,854,000	8,028,000	5,334,000	16,995,000	14,542,000	11,189,000	23,450,000	13,411,000	45,590,000	14,870,000	7,724,000	38,209,000	597,872,000	27,095,000	40,999,000	9,134,000	26,967,000	41,509,000	68,384,000	20,086,000		5,148,000	15,049,000	13,238,000	30,997,000	88,160,000	3,400,000	7,209,000	5,317,000	8,862,000	4,107,000	8,582,000	97,941,000	37,477,000	91,027,000	34,869,000	88,096,000	265,167,000	51,175,000	218,983,000	5,300,000	917,312,000	36,059,000	107,154,000	13,505,000	6,118,000	324,920,000	24,923,000	266,255,000	11,584,000	4,710,000	2,458,000	10,647,000		10,942,000	9,254,000	7,166,000	19,897,000	17,236,000	37,663,000	6,456,000	11,076,000	6,608,000	9,042,000	4,155,000	12,349,000	132,364,000		30,711,000	24,674,000	11,227,000	37,143,000	7,096,000	5,407,000	16,015,000	11,193,000	4,767,000	8,639,000	6,498,000	14,865,000	12,860,000	5,461,000	7,714,000	16,293,000	87,608,000	33,102,000	101,098,000	56,401,000	73,671,000	8,168,000	5,367,000	3,354,000	554,000	634,000	2,507,000	32,951,000		3,367,000	100,102,000	157,004,000	26,392,000		72,947,000	12,964,000		1,598,000	69,525,000		4,498,000		14,269,000	3,645,000	9,384,000	3,774,000	3,601,000		51,577,000	5,867,000			93,000						16,006,000			7,093,000	7,517,000	9,702,000		30,408,000	4,602,749,000	23,474,000
Total Initial Acquisition Costs				119,502,000	66,892,000	69,254,000	2,346,419,000	2,619,147,000	724,192,000	430,267,000	49,015,000	28,086,000	29,969,000	30,541,000	14,358,000	79,552,000	17,750,000	18,258,000	108,598,000	95,004,000	108,852,000	86,883,000	68,568,000	735,434,000	54,439,000	88,357,000	21,061,000	30,864,000	30,140,000	9,509,000	62,298,000	23,003,000	44,568,000	23,912,000	114,529,000	43,109,000	545,789,000	25,863,000	104,813,000	140,062,000	88,371,000	5,572,000	12,775,000	21,295,000	29,100,000	8,411,000	240,733,000	9,795,000	30,852,000	47,727,000	240,461,000	10,753,000	16,594,000	30,028,000	3,853,000	13,290,000	8,572,000	12,019,000	28,605,000	14,169,000		13,503,000	45,299,000	21,410,000	59,290,000	7,930,000	17,090,000	23,818,000	17,924,000	12,110,000	55,651,000	76,265,000	150,546,000	338,359,000	13,448,000	10,294,000	8,923,000	9,582,000	36,700,000	28,486,000	30,948,000	37,770,000	110,673,000	54,531,000	99,504,000	440,859,000	31,858,000	17,235,000	49,093,000	10,928,000	5,076,000	15,922,000	6,419,000	30,242,000	10,072,000	6,663,000	19,911,000	18,160,000	11,452,000	29,260,000	19,829,000	57,340,000	20,884,000	7,860,000	39,083,000	731,083,000	46,462,000	53,202,000	12,407,000	33,739,000	51,899,000	85,322,000	25,698,000		5,974,000	17,108,000	15,082,000	31,471,000	97,307,000	4,017,000	8,007,000	5,472,000	9,642,000	5,931,000	9,671,000	103,651,000	42,740,000	96,618,000	40,908,000	108,874,000	308,536,000	62,136,000	260,415,000	8,031,000	1,167,190,000	49,812,000	143,553,000	16,699,000	6,828,000	439,330,000	31,558,000	323,892,000	13,053,000	6,886,000	4,238,000	12,042,000		13,404,000	12,147,000	8,957,000	27,128,000	23,011,000	44,274,000	9,351,000	12,609,000	7,365,000	10,695,000	6,001,000	15,153,000	170,055,000	2,117,000	33,890,000	27,855,000	12,861,000	49,315,000	10,469,000	6,173,000	17,475,000	15,227,000	5,557,000	10,824,000	7,780,000	16,700,000	19,552,000	6,169,000	8,480,000	20,876,000	103,040,000	37,390,000	116,068,000	72,369,000	94,568,000	10,319,000	7,499,000	10,042,000	8,457,000	11,074,000	15,728,000	56,987,000	11,720,000	10,741,000	116,984,000	259,551,000	27,666,000	2,728,000	94,006,000	14,774,000		1,632,000	76,710,000	1,524,000	5,905,000	17,298,000	17,420,000	17,202,000	11,745,000	10,284,000	11,260,000	23,625,000	65,934,000	7,015,000	31,747,000	288,000	11,955,000	1,710,000	11,055,000	12,878,000	25,000,000	884,000	24,011,000	2,875,000	1,624,000	11,231,000	31,894,000	16,968,000		69,254,000	2,375,673,000	186,394,000
Cost of Improvements Capitalized Subsequent to Acquisition Costs				129,244,000	58,932,000	16,043,000	481,212,000	411,343,000	343,214,000	255,438,000	11,271,000	4,638,000	7,777,000	6,102,000	1,871,000	5,014,000	1,670,000	2,285,000	19,536,000	5,424,000	12,351,000	1,353,000	225,000	79,517,000	6,848,000	438,000	5,320,000	25,554,000	7,660,000	2,983,000	2,221,000	2,543,000	30,689,000	10,976,000	1,760,000	2,459,000	99,451,000	1,889,000	3,080,000	5,927,000	966,000	3,315,000	3,707,000	4,381,000	5,833,000	896,000	59,656,000	5,616,000	11,958,000	5,070,000	96,397,000	5,211,000	5,712,000	7,339,000	658,000	68,930,000	3,810,000	22,219,000	5,857,000	5,216,000	4,975,000	8,224,000	247,000	1,823,000	1,226,000	41,418,000	6,971,000	1,635,000	1,351,000	12,387,000	87,946,000	1,811,000	2,188,000	107,572,000	2,820,000	1,986,000	4,252,000	3,164,000	1,758,000	1,098,000	245,000	1,706,000	2,443,000	581,000	10,498,000	30,551,000	5,073,000	1,514,000	6,587,000	8,396,000	4,385,000	13,073,000	5,335,000	23,263,000	9,098,000	5,159,000	6,676,000	5,824,000	20,825,000	2,103,000	19,602,000	3,471,000	4,850,000	1,013,000	10,007,000	176,413,000	54,485,000	17,181,000	5,655,000	11,335,000	17,159,000	68,709,000	7,214,000	19,269,000	28,743,000	12,222,000	6,513,000	7,001,000	92,163,000	9,532,000	8,988,000	5,762,000	8,212,000	5,569,000	5,391,000	1,166,000	43,454,000	2,689,000	359,000	893,000	5,029,000	1,088,000	2,085,000	4,665,000	4,793,000	16,314,000	409,000	20,133,000	5,037,000	2,162,000	29,835,000	137,000	8,458,000	7,379,000	16,499,000		7,666,000	6,075,000	8,816,000	7,281,000	10,038,000	2,259,000	7,740,000	21,736,000	18,659,000	13,909,000	7,612,000	7,161,000	7,768,000	104,876,000	32,205,000	1,719,000	4,895,000	12,531,000	1,545,000	5,678,000	3,016,000	3,703,000	12,629,000	5,248,000	7,802,000	6,049,000	10,964,000	10,812,000	3,844,000	3,688,000	15,090,000	79,724,000	5,302,000	43,145,000	5,130,000	19,072,000	29,559,000	1,093,000	745,000	1,095,000	1,506,000	1,664,000	6,117,000	54,825,000	55,553,000	4,071,000	156,228,000	4,351,000	21,204,000	77,776,000	2,197,000	3,372,000	1,174,000	21,434,000	921,000	1,275,000	9,496,000	20,208,000	52,382,000	5,920,000	56,423,000	7,258,000	14,054,000	2,449,000	7,841,000	33,152,000	1,659,000	129,000	762,000	4,990,000	194,000	7,202,000	3,767,000	46,326,000	1,843,000		11,393,000	96,000	2,105,000	3,372,000	19,415,000	1,698,798,000	188,176,000
Gross Amount at Which Carried at Close of Period, Land and Land Improvements				116,052,000	80,739,000	52,059,000	865,737,000	569,753,000	178,915,000	172,040,000	20,774,000	3,886,000	7,596,000	8,243,000	10,739,000	61,855,000	10,783,000	12,180,000	66,591,000	70,984,000	59,058,000	25,997,000	16,665,000	375,351,000	10,178,000	14,253,000	5,022,000	7,011,000	6,764,000	3,290,000	22,265,000	8,549,000	15,672,000	5,730,000	30,668,000	655,000	130,057,000	8,462,000	1,181,000	32,876,000	21,616,000	1,146,000	2,849,000	4,502,000	4,567,000	1,629,000	46,159,000	2,648,000	8,857,000	11,091,000	69,553,000	2,775,000	3,638,000	11,519,000	2,725,000	25,327,000	1,800,000	5,189,000	5,058,000	2,606,000	274,000	2,873,000	4,669,000	4,041,000	4,086,000	15,170,000	4,726,000	2,980,000	5,205,000	6,241,000	61,132,000	39,592,000	48,225,000	168,857,000	1,769,000	1,437,000	2,773,000	2,641,000	6,533,000	6,212,000	6,384,000	6,860,000	21,354,000	8,517,000	30,077,000	94,557,000	9,600,000	6,639,000	16,239,000	3,112,000	1,455,000	5,160,000	2,075,000	9,731,000	3,204,000	2,109,000	3,105,000	3,987,000	8,275,000	5,986,000	7,424,000	11,837,000	6,295,000	6,874,000	26,215,000	190,903,000	28,904,000	13,107,000	3,707,000	7,832,000	11,819,000	26,846,000	5,836,000	1,772,000	3,319,000	4,502,000	2,249,000	3,764,000	21,359,000	1,194,000	2,027,000	601,000	1,346,000	2,198,000	1,489,000	5,721,000	8,855,000	5,591,000	6,042,000	20,779,000	43,373,000	10,961,000	41,432,000	3,116,000	249,886,000	14,541,000	36,399,000	5,142,000	960,000	114,414,000	9,218,000	57,641,000	1,989,000	3,097,000	3,204,000	2,120,000		3,490,000	3,994,000	2,492,000	4,935,000	8,536,000	15,089,000	5,288,000	3,190,000	1,894,000	2,394,000	2,611,000	3,770,000	46,746,000	4,278,000	3,193,000	3,354,000	2,761,000	12,201,000	3,808,000	1,106,000	1,810,000	5,224,000	1,624,000	2,717,000	1,668,000	3,298,000	6,972,000	1,007,000	1,157,000	5,491,000	20,778,000	4,542,000	19,018,000	16,282,000	22,820,000	5,886,000	6,878,000	8,256,000	8,112,000	10,830,000	14,860,000	24,229,000	21,016,000	14,660,000	17,029,000	131,756,000	1,735,000	5,102,000	31,784,000	2,071,000	5,000	1,172,000	8,500,000	1,300,000	1,380,000	16,385,000	4,414,000	22,918,000	2,913,000	11,108,000	7,659,000	23,653,000	14,360,000	1,692,000	31,393,000	854,000	11,862,000	1,511,000	11,049,000	12,878,000	25,000,000	884,000	38,380,000	2,875,000	1,104,000	7,733,000	29,920,000	10,750,000	5,000	52,064,000	2,035,300,000	196,791,000
Gross Amount at Which Carried at Close of Period, Buildings & Buildings Improvements				132,694,000	45,085,000	33,238,000	1,961,894,000	2,460,737,000	888,491,000	513,665,000	39,512,000	28,838,000	30,150,000	28,400,000	5,490,000	22,711,000	8,637,000	8,363,000	61,543,000	29,444,000	62,145,000	62,239,000	52,128,000	439,600,000	51,109,000	74,542,000	21,359,000	49,407,000	31,036,000	9,202,000	42,254,000	16,997,000	59,585,000	29,158,000	85,621,000	44,913,000	515,183,000	19,290,000	106,712,000	113,113,000	67,721,000	7,741,000	13,633,000	21,174,000	30,366,000	7,678,000	254,230,000	12,763,000	33,953,000	41,706,000	267,305,000	13,189,000	18,668,000	25,848,000	1,786,000	56,893,000	10,582,000	29,049,000	29,404,000	16,779,000	4,701,000	18,854,000	40,877,000	19,192,000	56,430,000	34,178,000	19,335,000	22,473,000	14,070,000	18,256,000	82,465,000	38,484,000	104,509,000	277,074,000	14,499,000	10,843,000	10,402,000	10,105,000	31,925,000	23,372,000	24,809,000	32,616,000	91,762,000	46,595,000	79,925,000	376,853,000	27,331,000	12,110,000	39,441,000	16,212,000	8,006,000	23,835,000	9,679,000	43,774,000	15,966,000	9,713,000	23,482,000	19,997,000	24,002,000	25,377,000	32,007,000	48,974,000	19,439,000	1,999,000	22,875,000	716,593,000	72,043,000	57,276,000	14,355,000	37,242,000	57,239,000	127,185,000	27,076,000	17,497,000	31,398,000	24,828,000	19,346,000	34,708,000	168,111,000	12,355,000	14,968,000	10,633,000	16,508,000	9,302,000	13,573,000	99,096,000	77,339,000	93,716,000	35,225,000	88,988,000	270,192,000	52,263,000	221,068,000	9,580,000	922,097,000	51,585,000	107,563,000	31,690,000	10,905,000	327,078,000	52,175,000	266,388,000	19,522,000	11,168,000	17,533,000	17,588,000		15,989,000	16,969,000	13,746,000	32,231,000	16,734,000	36,925,000	25,799,000	28,078,000	19,380,000	15,913,000	10,551,000	19,151,000	228,185,000	30,044,000	32,416,000	29,396,000	22,631,000	38,659,000	12,339,000	8,083,000	19,368,000	22,632,000	9,181,000	15,909,000	12,161,000	24,366,000	23,392,000	9,006,000	11,011,000	30,475,000	161,986,000	38,150,000	140,195,000	61,217,000	90,820,000	33,992,000	1,714,000	2,531,000	1,440,000	1,750,000	2,532,000	38,875,000	45,529,000	51,634,000	104,026,000	284,023,000	30,282,000	18,830,000	139,998,000	14,900,000	3,367,000	1,634,000	89,644,000	1,145,000	5,800,000	10,409,000	33,214,000	46,666,000	14,752,000	55,599,000	10,859,000	14,026,000	54,023,000	13,164,000	33,506,000	1,093,000	222,000	961,000	4,996,000	194,000	7,202,000	3,767,000	31,957,000	1,843,000	520,000	14,891,000	2,070,000	8,323,000	3,367,000	36,605,000	6,039,171,000	177,779,000
Total Carrying Value				248,746,000	125,824,000	85,297,000	2,827,631,000	3,030,490,000	1,067,406,000	685,705,000	60,286,000	32,724,000	37,746,000	36,643,000	16,229,000	84,566,000	19,420,000	20,543,000	128,134,000	100,428,000	121,203,000	88,236,000	68,793,000	814,951,000	61,287,000	88,795,000	26,381,000	56,418,000	37,800,000	12,492,000	64,519,000	25,546,000	75,257,000	34,888,000	116,289,000	45,568,000	645,240,000	27,752,000	107,893,000	145,989,000	89,337,000	8,887,000	16,482,000	25,676,000	34,933,000	9,307,000	300,389,000	15,411,000	42,810,000	52,797,000	336,858,000	15,964,000	22,306,000	37,367,000	4,511,000	82,220,000	12,382,000	34,238,000	34,462,000	19,385,000	4,975,000	21,727,000	45,546,000	23,233,000	60,516,000	49,348,000	24,061,000	25,453,000	19,275,000	24,497,000	143,597,000	78,076,000	152,734,000	445,931,000	16,268,000	12,280,000	13,175,000	12,746,000	38,458,000	29,584,000	31,193,000	39,476,000	113,116,000	55,112,000	110,002,000	471,410,000	36,931,000	18,749,000	55,680,000	19,324,000	9,461,000	28,995,000	11,754,000	53,505,000	19,170,000	11,822,000	26,587,000	23,984,000	32,277,000	31,363,000	39,431,000	60,811,000	25,734,000	8,873,000	49,090,000	907,496,000	100,947,000	70,383,000	18,062,000	45,074,000	69,058,000	154,031,000	32,912,000	19,269,000	34,717,000	29,330,000	21,595,000	38,472,000	189,470,000	13,549,000	16,995,000	11,234,000	17,854,000	11,500,000	15,062,000	104,817,000	86,194,000	99,307,000	41,267,000	109,767,000	313,565,000	63,224,000	262,500,000	12,696,000	1,171,983,000	66,126,000	143,962,000	36,832,000	11,865,000	441,492,000	61,393,000	324,029,000	21,511,000	14,265,000	20,737,000	19,708,000		19,479,000	20,963,000	16,238,000	37,166,000	25,270,000	52,014,000	31,087,000	31,268,000	21,274,000	18,307,000	13,162,000	22,921,000	274,931,000	34,322,000	35,609,000	32,750,000	25,392,000	50,860,000	16,147,000	9,189,000	21,178,000	27,856,000	10,805,000	18,626,000	13,829,000	27,664,000	30,364,000	10,013,000	12,168,000	35,966,000	182,764,000	42,692,000	159,213,000	77,499,000	113,640,000	39,878,000	8,592,000	10,787,000	9,552,000	12,580,000	17,392,000	63,104,000	66,545,000	66,294,000	121,055,000	415,779,000	32,017,000	23,932,000	171,782,000	16,971,000	3,372,000	2,806,000	98,144,000	2,445,000	7,180,000	26,794,000	37,628,000	69,584,000	17,665,000	66,707,000	18,518,000	37,679,000	68,383,000	14,856,000	64,899,000	1,947,000	12,084,000	2,472,000	16,045,000	13,072,000	32,202,000	4,651,000	70,337,000	4,718,000	1,624,000	22,624,000	31,990,000	19,073,000	3,372,000	88,669,000	8,074,471,000	374,570,000
Accumulated Depreciation				570,000	(1,643,000)	11,603,000	633,287,000	542,633,000	485,114,000	160,160,000	20,518,000	14,045,000	15,105,000	14,479,000	2,972,000	10,965,000	4,112,000	3,558,000	29,146,000	13,401,000	28,473,000	13,190,000	4,225,000	174,189,000	19,648,000	3,076,000	10,517,000	17,294,000	14,791,000	3,773,000	15,981,000	5,827,000	13,826,000	6,801,000	18,845,000	9,339,000	139,718,000	8,526,000	25,545,000	23,714,000	14,696,000	4,883,000	9,166,000	12,142,000	14,602,000	3,752,000	108,968,000	7,243,000	19,948,000	18,542,000	142,713,000	8,230,000	11,469,000	15,907,000	852,000	6,353,000	6,751,000	17,876,000	15,039,000	12,514,000	3,014,000	11,134,000	3,208,000	10,786,000	11,488,000	6,490,000	12,775,000	4,623,000	5,895,000	11,565,000	14,308,000	9,369,000	7,661,000	57,324,000	7,346,000	4,971,000	5,536,000	5,052,000	12,495,000	8,430,000	6,660,000	7,132,000	18,374,000	5,363,000	13,388,000	94,747,000	13,176,000	5,079,000	18,255,000	6,662,000	3,393,000	10,269,000	4,115,000	18,246,000	6,985,000	3,984,000	11,570,000	10,432,000	9,209,000	13,711,000	16,461,000	11,613,000	9,810,000	1,115,000	12,048,000	202,296,000	35,553,000	29,116,000	7,736,000	20,299,000	30,731,000	53,654,000	16,168,000	12,138,000	21,308,000	15,049,000	10,433,000	17,587,000	103,177,000	10,729,000	11,874,000	7,864,000	10,810,000	6,384,000	7,673,000	2,793,000	55,334,000	6,887,000	2,657,000	3,812,000	15,691,000	2,335,000	8,945,000	5,911,000	25,007,000	22,649,000	2,109,000	19,134,000	7,115,000	8,215,000	32,160,000	5,738,000	11,013,000	8,712,000	13,772,000	11,578,000		9,963,000	11,178,000	8,771,000	17,716,000	6,427,000	8,863,000	19,013,000	20,860,000	13,816,000	10,523,000	7,618,000	11,655,000	135,569,000	16,264,000	9,143,000	14,627,000	14,972,000	10,965,000	11,060,000	4,876,000	9,157,000	14,941,000	6,534,000	8,892,000	7,084,000	16,067,000	14,357,000	5,588,000	6,299,000	14,135,000	86,440,000	16,538,000	71,661,000	26,261,000	48,731,000	16,633,000	1,052,000	1,571,000	714,000	894,000	1,547,000	13,838,000	8,799,000	6,980,000	24,322,000	76,350,000	13,999,000	12,968,000	60,236,000	9,381,000	3,000	771,000	23,574,000		1,023,000		12,086,000	21,842,000	9,936,000	570,000			15,087,000	9,357,000			201,000	(1,852,000)				7,000		1,000	533,000	2,523,000	230,000	6,523,000	3,000	11,606,000	1,831,727,000	(1,073,000)
Date of Construction											2003	1979	2003	1970	1969	1972	1969	1969	2000	1972	2000	1975	2009		1987	1999	1968	1991	1971	2006	2005	1962	1972	1968	2007	1999		1970	2007	1972	2006/07	1990	1989	1990	1988	1997		1988	1988/89	2001		1987	1990	1938	1971	2010	1983	2008	1992	1978/82/84/85/87	1984	1969/76	2009	2000	2007	2009	1996	2008	1965	2008	2008	1999	1993		1996	1996	1987	1985	2003	2005	2001	2000	2007	2006	2010		1987	1966		1979	1973	1974	1977	1986	1979	1975	1989	1988	1962	2001	2008	2003	1985	1971	1971				1989	1979			1988	2007	2007	1989	1987	1998		1972/74	1974/76	1970	1986	1966	1987	2009		1887/1990	2007	2066		2005	2005	1989		2008	2001	1990	1988	1985		2008	1989	1972	2007	1986		1992	2004	1985	1985/87	2008	2009	2008	2007	2007	2006	2004	2004		1999	2004	1998	2007	2007	2007	1985	1998	1985	1989	2006	2004	1990	2007	1986	1986	2008		2006		1999/2001		2008	1979	1977	1970	1975	1978	2007	2010	2010	2005/06/07		1997	1998		2001							1986	2006	1984				2004	1977
Date Acquired											40697	40697	40697	40697	40880	40790	40790	40790	40820	40820	40607	40671	40765		36130	41010	36130	36130	36130	36130	41126	41187	41218	41189	40976	41098		41156	39417	39508	39508	34820	36495	37561	38047	38047		36130	40697	40881		35096	35217	37377	37956	40483	33939	34516	38047	Dec-84 & Aug-91	33451	33573	40391	35916	40763	40672	40669	40763	41186	41127	41159	41250	41162		35855	36130	36130	36130	41095	41218	41036	41037	41098	41252	40949		41064	41186		36130	36130	36130	36130	36130	36130	36130	41156	36130	37926	41215	37347	39508	41156	37956	37956				36130	36130			37469	33573	34943	35034	35674	40850		29281	32112	32234	34912	35278	35765	40722		40796	40796	41010		41010	41010	34820		38596	41132	34820	34820	41101		41132	35034	33939	34213	34394		34851	35400	35582	40730	40822	40733	34029	34425	34486	34608	35096	35339		35034	40731	40698	34516	40551	40882	35612	36161	35186	35034	35612	35704	35186	40761	35125	35490	40669		40699		40881		35855	40609	40640	40670	40670	40670	40761	40643	40765	40610		35855	35827		40878							40604	41184	33939				39142	35004
Reconciliation of the carrying amount of real estate owned
Balance at beginning of the year	6,881,347,000	6,315,047,000	5,831,753,000
Real estate acquired	1,590,514,000	425,825,000	28,220,000
Capital expenditures and development	189,711,000	167,986,000	273,552,000
Real estate sold	(587,101,000)	(20,328,000)
Retirement of fully depreciated assets		(7,183,000)	(4,407,000)
Real estate acquired through JV consolidation			185,929,000
Balance at end of the year	8,074,471,000	6,881,347,000	6,315,047,000
Reconciliation of accumulated depreciation for real estate owned
Balance at beginning of the year	1,638,326,000	1,351,293,000	1,078,689,000
Depreciation expense for the year	341,925,000	297,889,000	277,011,000
Accumulated depreciation on sales	(148,524,000)	(3,673,000)
Accumulated depreciation on retirements		(7,183,000)	(4,407,000)
Balance at end of year	1,831,727,000	1,638,326,000	1,351,293,000
Schedule of Real Estate Owned (Textual) [Abstract]
Aggregate cost for federal income tax	$ 7,300,000,000
Depreciable life of all buildings	35